Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (36.6%)
		Communication Services (3.2%)
		AST SpaceMobile, Inc.*
8,000,000		4.250%, 03/01/32~	$17,948,560
5,000,000		2.375%, 10/15/32	5,269,500
7,500,000		Bandwidth, Inc.~
		0.500%, 04/01/28	6,313,050
75,000,000		DoorDash, Inc.*~
		0.000%, 05/15/30	81,543,000
20,000,000		JD.com, Inc.~^
		0.250%, 06/01/29	20,559,000
		Live Nation Entertainment, Inc.^
15,000,000		3.125%, 01/15/29~	22,571,400
5,996,000		2.875%, 01/15/30*	6,457,392
6,000,000		Lyft, Inc.^
		0.625%, 03/01/29	6,153,180
21,845,000		MakeMyTrip Ltd.*
		0.000%, 07/01/30	22,521,321
15,000,000		Match Group Financeco 2, Inc.*~
		0.875%, 06/15/26	14,489,100
30,000,000		Match Group Financeco 3, Inc.*~
		2.000%, 01/15/30	27,126,300
80,040,000		Sea Ltd.~^
		0.250%, 09/15/26	75,798,680
		Snap, Inc.
40,000,000		0.125%, 03/01/28~	35,181,200
35,897,000		0.000%, 05/01/27~	32,699,654
8,952,000		0.500%, 05/01/30	7,855,112
7,500,000		Sphere Entertainment Co.
		3.500%, 12/01/28	10,763,925
25,000,000		Trip.com Group Ltd.
		0.750%, 06/15/29	28,458,000
15,000,000		TripAdvisor, Inc.~
		0.250%, 04/01/26	14,502,750
27,000,000		Uber Technologies, Inc.~
		0.875%, 12/01/28	36,901,440
4,000,000		Weibo Corp.
		1.375%, 12/01/30	4,526,920
15,000,000		Xiaomi Best Time International Ltd.
		0.000%, 12/17/27	21,873,600
20,000,000		Ziff Davis, Inc.
		1.750%, 11/01/26	19,115,200
			518,628,284
		Consumer Discretionary (7.3%)
116,893,000		Airbnb, Inc.~^
		0.000%, 03/15/26	113,270,486
175,000,000		Alibaba Group Holding Ltd.
		0.500%, 06/01/31	232,650,250
20,000,000		Carnival Corp.~
		5.750%, 12/01/27	46,282,600
8,000,000		Cheesecake Factory, Inc.*
		2.000%, 03/15/30	8,928,400
7,000,000		Cracker Barrel Old Country Store, Inc.*
		1.750%, 09/15/30	7,583,380
15,000,000	EUR	Delivery Hero SE
		1.500%, 01/15/28	15,702,163
55,500,000		DraftKings Holdings, Inc.~
		0.000%, 03/15/28	50,577,705
		Etsy, Inc.
50,000,000		0.250%, 06/15/28~	43,472,500
30,000,000		0.125%, 10/01/26~	29,699,700
10,000,000		1.000%, 06/15/30*	10,088,800
18,500,000		Farfetch Ltd.@
		3.750%, 05/01/27	387,020
30,000,000		Fiverr International Ltd.~
		0.000%, 11/01/25	29,535,900
12,500,000		Ford Motor Co.~
		0.000%, 03/15/26	12,422,375
		GameStop Corp.*
70,000,000		0.000%, 06/15/32	71,162,000
30,000,000		0.000%, 04/01/30~	30,733,500
6,500,000		Groupon, Inc.*
		6.250%, 03/15/27	8,681,725
15,000,000		Guess?, Inc.~
		3.750%, 04/15/28	14,559,450
1,310,000,000	JPY	Kyoritsu Maintenance Co. Ltd.
		0.000%, 01/29/26	13,604,975
15,000,000		Li Auto, Inc.~
		0.250%, 05/01/28	17,369,400
10,000,000		Liberty Broadband Corp.*~
		3.125%, 03/31/53	9,825,600
45,000,000		Lucid Group, Inc.*~
		5.000%, 04/01/30	45,399,150
8,000,000		Luminar Technologies, Inc.*
		1.250%, 12/15/26	5,461,520
		Marriott Vacations Worldwide Corp.~
10,000,000		3.250%, 12/15/27	9,514,800
7,000,000		0.000%, 01/15/26	6,820,450
		NIO, Inc.
25,000,000		3.875%, 10/15/29~^	20,581,250
15,000,000		4.625%, 10/15/30	11,210,550
15,000,000		PDD Holdings, Inc.^
		0.000%, 12/01/25	14,756,250
12,500,000		Peloton Interactive, Inc.
		5.500%, 12/01/29	23,603,250
		Rivian Automotive, Inc.~
62,000,000		3.625%, 10/15/30	54,091,280
30,500,000		4.625%, 03/15/29	30,106,245
10,245,000		Shake Shack, Inc.~
		0.000%, 03/01/28	10,346,221
25,833,000		Stride, Inc.~^
		1.125%, 09/01/27	63,649,412
4,642,000		Vail Resorts, Inc.
		0.000%, 01/01/26	4,541,454
		Wayfair, Inc.~
57,500,000		3.500%, 11/15/28	92,985,550
25,555,000		3.250%, 09/15/27	32,936,306
7,029,000		Wynn Macau Ltd.*
		4.500%, 03/07/29	7,285,137
			1,199,826,754
		Consumer Staples (0.3%)
36,755,000		Beyond Meat, Inc.~
		0.000%, 03/15/27	4,403,249
8,000,000		Freshpet, Inc.~
		3.000%, 04/01/28	10,021,520
10,000,000		Oddity Finance LLC*
		0.000%, 06/15/30	10,555,400
15,000,000		Post Holdings, Inc.~^
		2.500%, 08/15/27	16,896,450
7,000,000		Spectrum Brands, Inc.
		3.375%, 06/01/29	6,381,340
			48,257,959

See accompanying Notes to Schedule of Investments

1

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE
		Energy (0.1%)
15,000,000		Chesapeake Energy Corp.
		0.000%, 09/15/26	$60,000
5,000,000		Golar LNG Ltd.*
		2.750%, 12/15/30	5,096,050
		Northern Oil & Gas, Inc.
5,000,000		3.625%, 04/15/29~	5,216,950
4,000,000		3.625%, 04/15/29*	4,169,440
6,000,000		World Kinect Corp.
		3.250%, 07/01/28	6,825,420
			21,367,860
		Financials (1.5%)
37,500,000		BofA Finance LLC~
		0.600%, 05/25/27	36,441,750
		Coinbase Global, Inc.~^
45,468,000		0.250%, 04/01/30	62,324,352
27,500,000		0.500%, 06/01/26	32,931,800
11,000,000		Federal Realty OP LP*~
		3.250%, 01/15/29	10,849,410
24,916,000		Global Payments, Inc.
		1.500%, 03/01/31	22,640,671
100,000,000	HKD	Happy Ever Holdings Ltd.
		0.500%, 07/16/30	12,522,548
4,000,000		IREN Ltd.*
		3.500%, 12/15/29	5,703,840
75,000,000	HKD	Link CB Ltd.^
		4.500%, 12/12/27	9,979,681
10,000,000		Ping An Insurance Group Co. of China Ltd.
		0.875%, 07/22/29	13,527,200
		Rexford Industrial Realty LP*
7,500,000		4.375%, 03/15/27~	7,454,925
7,500,000		4.125%, 03/15/29^	7,378,725
5,000,000		Starwood Property Trust, Inc.~
		6.750%, 07/15/27	5,282,450
15,000,000		Ventas Realty LP~
		3.750%, 06/01/26	18,686,250
4,000,000		WisdomTree, Inc.*
		3.250%, 08/15/29	5,035,960
			250,759,562
		Health Care (2.2%)
20,000,000		Alnylam Pharmaceuticals, Inc.~^
		1.000%, 09/15/27	29,442,800
1,500,000		Alphatec Holdings, Inc.*
		0.750%, 03/15/30	1,482,525
10,000,000		Amphastar Pharmaceuticals, Inc.
		2.000%, 03/15/29	8,614,400
		Bridgebio Pharma, Inc.~
10,000,000		2.250%, 02/01/29	9,596,100
5,000,000		2.500%, 03/15/27	6,592,700
27,500,000		CONMED Corp.~
		2.250%, 06/15/27	26,175,325
30,000,000		Dexcom, Inc.~
		0.375%, 05/15/28	27,765,900
9,000,000		Envista Holdings Corp.
		1.750%, 08/15/28	8,418,870
10,000,000		Haemonetics Corp.^
		2.500%, 06/01/29	9,991,000
37,000,000		Halozyme Therapeutics, Inc.~
		1.000%, 08/15/28	45,693,520
14,589,000		Hims & Hers Health, Inc.*^
		0.000%, 05/15/30	18,064,392
10,000,000		Innoviva, Inc.~
		2.125%, 03/15/28	9,690,800
13,276,000		Integer Holdings Corp.*^
		1.875%, 03/15/30	13,049,644
12,366,000		Ionis Pharmaceuticals, Inc.~
		1.750%, 06/15/28	13,541,636
5,000,000		iRhythm Technologies, Inc.
		1.500%, 09/01/29	6,058,400
		Jazz Investments I Ltd.
15,000,000		2.000%, 06/15/26~	15,404,550
12,500,000		3.125%, 09/15/30*^	13,806,125
5,000,000		Lantheus Holdings, Inc.~
		2.625%, 12/15/27	5,913,550
10,000,000		Merit Medical Systems, Inc.*~
		3.000%, 02/01/29	11,798,300
5,000,000		Mesa Laboratories, Inc.
		1.375%, 08/15/25	4,954,350
6,500,000		Pacira BioSciences, Inc.
		2.125%, 05/15/29	6,153,290
20,000,000		Sarepta Therapeutics, Inc.~
		1.250%, 09/15/27	16,410,600
12,500,000		SmileDirectClub, Inc.*@!!
		0.000%, 02/01/26	2,250
13,550,000		Tandem Diabetes Care, Inc.
		1.500%, 03/15/29	12,542,286
16,250,000		Teladoc Health, Inc.~^
		1.250%, 06/01/27	14,982,337
14,219,000		Tempus AI, Inc.*
		0.750%, 07/15/30	14,246,727
			350,392,377
		Industrials (2.3%)
6,489,000		AeroVironment, Inc.
		0.000%, 07/15/30	7,308,691
25,000,000		Axon Enterprise, Inc.~
		0.500%, 12/15/27	82,506,000
11,000,000		Bloom Energy Corp.~
		3.000%, 06/01/28	23,131,020
12,500,000		Fluor Corp.^
		1.125%, 08/15/29	17,606,875
7,000,000		Granite Construction, Inc.~
		3.750%, 05/15/28	14,719,670
6,600,000		Greenbrier Cos., Inc.~
		2.875%, 04/15/28	7,041,606
20,000,000		JBT Marel Corp.~
		0.250%, 05/15/26	20,339,200
16,467,000		Middleby Corp.~
		1.000%, 09/01/25	18,703,219
1,000,000,000	JPY	Nikkon Holdings Co. Ltd.
		0.000%, 12/12/31	11,155,570
20,000,000	EUR	Rheinmetall AG
		2.250%, 02/07/30	127,510,325
20,000,000	SGD	Singapore Airlines Ltd.
		1.625%, 12/03/25	21,414,202
4,000,000		Stem, Inc.*~
		0.500%, 12/01/28	1,047,320
20,000,000		Upwork, Inc.~
		0.250%, 08/15/26	18,939,000
15,000,000		Virgin Galactic Holdings, Inc.*~
		2.500%, 02/01/27	6,217,350
			377,640,048
		Information Technology (14.3%)
5,000,000		Advanced Energy Industries, Inc.~
		2.500%, 09/15/28	6,143,400

See accompanying Notes to Schedule of Investments

2

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Akamai Technologies, Inc.~
48,500,000	0.375%, 09/01/27	$46,624,990
45,000,000	1.125%, 02/15/29^	42,335,100
23,422,000	0.250%, 05/15/33*	23,634,203
	Alarm.com Holdings, Inc.
30,000,000	0.000%, 01/15/26	29,238,300
20,000,000	2.250%, 06/01/29	19,345,800
6,000,000	Alkami Technology, Inc.*
	1.500%, 03/15/30	6,130,860
16,398,000	Bentley Systems, Inc.~
	0.125%, 01/15/26	16,733,503
17,500,000	Bill Holdings, Inc.*~^
	0.000%, 04/01/30	14,787,500
39,921,000	BlackLine, Inc.^
	1.000%, 06/01/29	41,601,275
	Block, Inc.~^
41,000,000	0.000%, 05/01/26	39,385,830
20,000,000	0.250%, 11/01/27	18,067,200
	Box, Inc.
12,000,000	0.000%, 01/15/26~	15,153,720
11,951,000	1.500%, 09/15/29*	12,018,284
	Cloudflare, Inc.
50,000,000	0.000%, 08/15/26~	61,496,500
25,000,000	0.000%, 06/15/30*	27,835,750
55,000,000	Confluent, Inc.~
	0.000%, 01/15/27	51,379,350
22,913,000	Core Scientific, Inc.*
	0.000%, 06/15/31	23,147,171
29,963,000	CSG Systems International, Inc.~
	3.875%, 09/15/28	33,155,258
30,000,000	CyberArk Software Ltd.*~
	0.000%, 06/15/30	30,885,300
15,000,000	Datadog, Inc.*~^
	0.000%, 12/01/29	14,589,450
25,000,000	DigitalOcean Holdings, Inc.~^
	0.000%, 12/01/26	23,430,750
	Dropbox, Inc.~
27,750,000	0.000%, 03/01/28	27,540,210
23,000,000	0.000%, 03/01/26	22,588,530
	Enphase Energy, Inc.~
20,000,000	0.000%, 03/01/26	19,348,600
16,000,000	0.000%, 03/01/28^	13,317,280
10,000,000	Evolent Health, Inc.~
	3.500%, 12/01/29	8,305,100
41,995,000	Five9, Inc.
	1.000%, 03/15/29	36,872,030
15,000,000	Guidewire Software, Inc.*~
	1.250%, 11/01/29	17,228,550
10,000,000	InterDigital, Inc.~
	3.500%, 06/01/27	33,550,100
	Itron, Inc.
25,000,000	1.375%, 07/15/30	28,737,500
10,800,000	0.000%, 03/15/26~	11,753,316
15,000,000	Jamf Holding Corp.~
	0.125%, 09/01/26	14,304,750
8,000,000	Lenovo Group Ltd.
	2.500%, 08/26/29	10,517,440
17,500,000	LivePerson, Inc.
	0.000%, 12/15/26	6,887,650
	Lumentum Holdings, Inc.
12,500,000	0.500%, 06/15/28~^	13,789,875
12,000,000	0.500%, 12/15/26~	15,261,480
10,000,000	1.500%, 12/15/29	17,191,700
	MARA Holdings, Inc.*
20,000,000	0.000%, 08/01/32^	19,022,200
17,000,000	0.000%, 03/01/30	15,547,860
7,000,000	2.125%, 09/01/31	7,675,570
20,000,000	Microchip Technology, Inc.
	0.750%, 06/01/30	19,652,000
	MicroStrategy, Inc.
82,000,000	0.000%, 12/01/29*	79,216,100
48,000,000	0.625%, 03/15/30	131,783,040
35,000,000	2.250%, 06/15/32	74,881,100
30,000,000	0.875%, 03/15/31	56,424,300
4,000,000	Mirion Technologies, Inc.*
	0.250%, 06/01/30	4,733,360
15,000,000	MKS, Inc.
	1.250%, 06/01/30	14,654,250
40,000,000	NCL Corp. Ltd.~
	1.125%, 02/15/27	42,123,600
10,000,000	Nova Ltd.~
	0.000%, 10/15/25	35,461,300
	Nutanix, Inc.
10,000,000	0.500%, 12/15/29*^	11,301,800
8,960,000	0.250%, 10/01/27~	12,456,461
22,500,000	Okta, Inc.~
	0.125%, 09/01/25	22,402,800
	ON Semiconductor Corp.~
50,000,000	0.500%, 03/01/29	47,540,000
25,000,000	0.000%, 05/01/27	30,810,250
14,966,000	PagerDuty, Inc.
	1.500%, 10/15/28	14,384,721
11,000,000	Parsons Corp.^
	2.625%, 03/01/29	12,034,330
	Progress Software Corp.
12,500,000	1.000%, 04/15/26~	12,752,000
10,000,000	3.500%, 03/01/30^	10,407,800
30,625,000	Q2 Holdings, Inc.~
	0.125%, 11/15/25	30,185,837
	Rapid7, Inc.
17,465,000	1.250%, 03/15/29	15,517,653
9,500,000	0.250%, 03/15/27	8,826,735
41,100,000	RingCentral, Inc.~
	0.000%, 03/15/26	39,612,591
6,818,000	Riot Platforms, Inc.*
	0.750%, 01/15/30	7,908,812
25,404,000	Rubrik, Inc.*
	0.000%, 06/15/30	27,282,372
20,000,000	Seagate HDD Cayman~
	3.500%, 06/01/28	38,800,800
	Shift4 Payments, Inc.
7,500,000	0.000%, 12/15/25~^	9,754,950
6,993,000	0.500%, 08/01/27	7,624,608
15,000,000	Shopify, Inc.~^
	0.125%, 11/01/25	15,398,700
	Snowflake, Inc.*~
40,000,000	0.000%, 10/01/27^	60,653,600
27,500,000	0.000%, 10/01/29	42,787,525
75,000,000	Spotify USA, Inc.~
	0.000%, 03/15/26	95,143,500
	Super Micro Computer, Inc.
55,000,000	3.500%, 03/01/29	61,513,650
40,000,000	0.000%, 06/15/30*	51,003,600
7,000,000	Synaptics, Inc.*
	0.750%, 12/01/31	6,627,250
	Unity Software, Inc.^
44,350,000	0.000%, 11/15/26~	41,670,816
2,373,000	0.000%, 03/15/30*	2,883,741
	Varonis Systems, Inc.
5,000,000	1.000%, 09/15/29*	5,332,250
3,000,000	1.250%, 08/15/25	5,451,420
5,000,000	Veritone, Inc.
	1.750%, 11/15/26	2,418,650

See accompanying Notes to Schedule of Investments

3

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
5,000,000	Vertex, Inc.^
	0.750%, 05/01/29	$5,771,750
10,000,000	Vishay Intertechnology, Inc.^
	2.250%, 09/15/30	9,175,000
55,000,000	Western Digital Corp.~
	3.000%, 11/15/28	118,006,900
10,000,000	Wix.com Ltd.
	0.000%, 08/15/25	9,977,900
	Wolfspeed, Inc.@
22,473,000	0.250%, 02/15/28	6,743,024
20,000,000	1.875%, 12/01/29	6,162,600
	Workiva, Inc.
17,862,000	1.250%, 08/15/28^	16,475,730
7,516,000	1.125%, 08/15/26	7,883,532
15,000,000	Xerox Holdings Corp.
	3.750%, 03/15/30	8,588,850
15,000,000	Zscaler, Inc.*
	0.000%, 07/15/28	14,665,350
		2,349,428,143
	Materials (0.3%)
15,000,000	Amyris, Inc.@
	0.000%, 11/15/26	119,850
10,000,000	MP Materials Corp.*~
	3.000%, 03/01/30	29,307,900
10,000,000	Stillwater Mining Co.
	4.250%, 11/28/28	17,150,100
		46,577,850
	Real Estate (0.6%)
11,254,000	Digital Realty Trust LP*
	1.875%, 11/15/29	11,888,613
47,798,000	Redfin Corp.^
	0.500%, 04/01/27	44,019,568
	Welltower OP LLC*
20,000,000	2.750%, 05/15/28~	34,780,800
9,082,000	3.125%, 07/15/29^	12,583,384
		103,272,365
	Utilities (4.5%)
	Alliant Energy Corp.
25,000,000	3.875%, 03/15/26~	26,596,500
15,000,000	3.250%, 05/30/28*	15,314,100
50,000,000	American Water Capital Corp.~
	3.625%, 06/15/26	50,297,000
25,000,000	CenterPoint Energy, Inc.*
	3.000%, 08/01/28	25,263,750
25,000,000	CenterPoint Energy, Inc. (Warner Media LLC, Charter Communications, Time, Inc.)~§
	4.250%, 08/15/26	27,839,250
10,040,000	CMS Energy Corp.~
	3.375%, 05/01/28	11,010,768
30,000,000	Duke Energy Corp.~
	4.125%, 04/15/26	32,149,500
45,000,000	Evergy, Inc.~
	4.500%, 12/15/27	53,622,900
55,000,000	FirstEnergy Corp.*
	3.875%, 01/15/31	57,000,350
40,000,000	NextEra Energy Capital Holdings, Inc.~
	3.000%, 03/01/27	45,646,800
37,752,000	PG&E Corp.
	4.250%, 12/01/27	37,701,412
10,000,000	Pinnacle West Capital Corp.
	4.750%, 06/15/27	10,852,000
31,922,000	PPL Capital Funding, Inc.~
	2.875%, 03/15/28	35,655,597
	Southern Co.
65,932,000	3.250%, 06/15/28*	66,828,016
60,000,000	4.500%, 06/15/27~	67,191,600
6,670,000	3.875%, 12/15/25~^	7,571,917
8,000,000	Sunnova Energy International, Inc.~@
	2.625%, 02/15/28	11,280
14,951,000	TXNM Energy, Inc.
	5.750%, 06/01/54	19,612,124
20,000,000	UGI Corp.
	5.000%, 06/01/28	27,465,600
	WEC Energy Group, Inc.
40,000,000	4.375%, 06/01/29	47,452,000
35,000,000	4.375%, 06/01/27	40,476,450
35,000,000	3.375%, 06/01/28*	35,460,600
		741,019,514
	TOTAL CONVERTIBLE BONDS
	(Cost $5,316,808,589)	6,007,170,716

CORPORATE BONDS (0.8%)
	Consumer Discretionary (0.2%)
5,000,000	American Honda Finance Corp.~
	4.750%, 01/12/26	5,003,750
5,000,000	AutoZone, Inc.~
	5.050%, 07/15/26	5,026,700
5,000,000	Cargill, Inc.*~
	4.875%, 10/10/25	5,001,500
5,000,000	General Motors Financial Co., Inc.~
	1.250%, 01/08/26	4,926,450
5,000,000	Lowe's Cos., Inc.~
	4.400%, 09/08/25	4,998,950
		24,957,350
	Energy (0.0%)
5,000,000	Enterprise Products Operating LLC~
	5.050%, 01/10/26	5,011,950
3,000,000	Williams Cos., Inc.~
	5.400%, 03/02/26	3,014,130
		8,026,080
	Financials (0.2%)
5,000,000	Mondelez International Holdings Netherlands BV*~
	4.250%, 09/15/25	4,997,250
5,000,000	PayPal Holdings, Inc.~
	2.650%, 10/01/26	4,905,750
5,000,000	State Street Corp.~^‡
	5.751%, 11/04/26
	1 day USD SOFR + 1.35%	5,013,900
5,000,000	Truist Financial Corp.~‡
	5.900%, 10/28/26
	1 day USD SOFR + 1.63%	5,013,550
5,000,000	U.S. Bancorp~‡
	5.727%, 10/21/26
	1 day USD SOFR + 1.43%	5,011,150
		24,941,600

See accompanying Notes to Schedule of Investments

4

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Health Care (0.1%)
5,000,000	CVS Health Corp.~
	5.000%, 02/20/26	$5,006,850
5,000,000	Elevance Health, Inc.~
	5.350%, 10/15/25	5,003,550
5,000,000	UnitedHealth Group, Inc.~
	5.150%, 10/15/25	5,004,150
5,000,000	Zoetis, Inc.~
	5.400%, 11/14/25	5,007,700
		20,022,250
	Industrials (0.0%)
2,500,000	Lockheed Martin Corp.~
	4.950%, 10/15/25	2,502,275
3,830,000	RTX Corp.~
	3.950%, 08/16/25	3,829,004
		6,331,279
	Information Technology (0.1%)
3,500,000	Broadridge Financial Solutions, Inc.~^
	3.400%, 06/27/26	3,466,365
3,000,000	Mercedes-Benz Finance North America LLC*~
	5.375%, 11/26/25	3,005,670
5,000,000	Take-Two Interactive Software, Inc.~
	5.000%, 03/28/26	5,011,500
		11,483,535
	Materials (0.1%)
15,600,000	OCI NV*
	6.700%, 03/16/33	17,375,904

	Other (0.0%)
5,000,000	Diageo Capital PLC~
	5.200%, 10/24/25	5,007,500

	Utilities (0.1%)
5,000,000	National Rural Utilities Cooperative Finance Corp.~
	5.450%, 10/30/25	5,012,100
5,000,000	Southern Co.~
	5.150%, 10/06/25	5,002,950
5,000,000	WEC Energy Group, Inc.~^
	5.000%, 09/27/25	5,002,800
		15,017,850
	Total CORPORATE BONDS
	(Cost $131,560,359)	133,163,348

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (3.8%)
	Financials (1.2%)
849,428	Apollo Global Management, Inc.~
	6.750%, 07/31/26	$64,709,425
975,000	ARES Management Corp.~
	6.750%, 10/01/27	55,185,000
1,300,000	KKR & Co., Inc.
	6.250%, 03/01/28	74,685,000
		194,579,425
	Health Care (0.1%)
300,000	BrightSpring Health Services, Inc.~
	6.750%, 02/01/27	21,711,000

	Industrials (0.8%)
1,000,000	Boeing Co.~^
	6.000%, 10/15/27	70,700,000
396,461	Chart Industries, Inc.~
	6.750%, 12/15/25	28,382,643
500,000	QXO, Inc.#
	5.500%, 05/15/28	28,910,000
		127,992,643
	Information Technology (1.1%)
1,050,000	Hewlett Packard Enterprise Co.~
	7.625%, 09/01/27	63,000,000
1,000,000	Microchip Technology, Inc.^
	7.500%, 03/15/28	62,910,000
450,000	Shift4 Payments, Inc.
	6.000%, 05/01/28	53,077,500
		178,987,500
	Materials (0.1%)
600,000	Albemarle Corp.~
	7.250%, 03/01/27	20,376,000

	Utilities (0.5%)
	NextEra Energy, Inc.
500,000	7.299%, 06/01/27~	24,020,000
500,000	7.234%, 11/01/27	22,120,000
300,000	6.926%, 09/01/25~	12,225,000
571,201	PG&E Corp.
	6.000%, 12/01/27	21,711,350
		80,076,350
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $544,546,747)	623,722,918

Common Stocks (60.2%)
	Communication Services (6.0%)
925,796	Alphabet, Inc. - Class A~	177,660,252
961,458	Alphabet, Inc. - Class C~	185,426,790
1,006,546	AT&T, Inc.	27,589,426
825,193	Comcast Corp. - Class A~	27,421,163
149,159	Fox Corp. - Class A^	8,317,106
298,126	Interpublic Group of Cos., Inc.	7,333,900
185,843	Match Group, Inc.	6,368,840
386,714	Meta Platforms, Inc. - Class A~	299,100,076
83,031	Netflix, Inc.~#	96,266,141
132,919	T-Mobile U.S., Inc.	31,689,219
473,025	Uber Technologies, Inc.#	41,507,944
768,112	Verizon Communications, Inc.~	32,844,469
372,562	Walt Disney Co.~	44,375,860
		985,901,186
	Consumer Discretionary (6.4%)
1,689,757	Amazon.com, Inc.~#	395,589,011
825,000	Andretti Acquisition Corp. II - Class A#	8,613,000
142,161	Aptiv PLC#	9,757,931
6,916	Booking Holdings, Inc.~	38,066,079
188,200	Caesars Entertainment, Inc.^#	5,021,176

See accompanying Notes to Schedule of Investments

5

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE
596,053	Carnival Corp.#	$17,744,498
439,185	Chipotle Mexican Grill, Inc.#	18,832,253
52,730	Darden Restaurants, Inc.~	10,634,059
57,246	DoorDash, Inc. - Class A#	14,325,811
160,188	DR Horton, Inc.~	22,881,254
150,215	eBay, Inc.	13,782,226
766,913	Ford Motor Co.~	8,489,727
287,928	General Motors Co.	15,358,079
199,420	Home Depot, Inc.~	73,288,844
171,353	Las Vegas Sands Corp.^	8,978,897
161,330	Lowe's Cos., Inc.~	36,068,548
36,643	Lululemon Athletica, Inc.#	7,348,021
127,397	McDonald's Corp.	38,228,018
23,333	MKDWELL Tech, Inc.#	4,912
26,250	Next.e.GO NV#	3
270,288	NIKE, Inc. - Class B~	20,187,811
409,787	Norwegian Cruise Line Holdings Ltd.#	10,474,156
241,545	O'Reilly Automotive, Inc.#	23,748,704
91,054	Ross Stores, Inc.~	12,432,513
43,701	Royal Caribbean Cruises Ltd.^	13,891,237
243,951	Skechers USA, Inc. - Class A#	15,429,901
221,143	Starbucks Corp.~	19,717,110
492,218	Tesla, Inc.~#	151,736,043
250,238	TJX Cos., Inc.~	31,162,138
925,000	Vine Hill Capital Investment Corp. - Class A#	9,633,875
		1,051,425,835
	Consumer Staples (3.3%)
150,779	Archer-Daniels-Midland Co.~	8,169,206
65,364	Boston Beer Co., Inc. - Class A#	13,535,577
96,899	Church & Dwight Co., Inc.	9,086,219
642,928	Coca-Cola Co.	43,648,382
149,405	Colgate-Palmolive Co.~	12,527,609
74,890	Constellation Brands, Inc. - Class A	12,509,626
59,336	Costco Wholesale Corp.~	55,754,479
45,738	Dollar General Corp.~	4,797,916
82,620	Dollar Tree, Inc.#	9,381,501
56,848	Estee Lauder Cos., Inc. - Class A	5,306,192
163,418	General Mills, Inc.	8,004,214
475,515	Kellanova	37,960,362
89,771	Kimberly-Clark Corp.	11,187,262
215,181	Kroger Co.	15,084,188
423,794	Mondelez International, Inc. - Class A	27,415,234
186,564	Monster Beverage Corp.#	10,960,635
197,694	PepsiCo, Inc.~	27,265,957
354,141	Philip Morris International, Inc.~	58,096,831
347,814	Procter & Gamble Co.~	52,335,573
161,669	Sysco Corp.	12,868,852
100,041	Target Corp.~	10,054,121
986,901	Walmart, Inc.~	96,696,560
		542,646,496
	Energy (2.0%)
542,662	Chevron Corp.	82,289,266
246,857	ConocoPhillips~	23,535,346
95,744	Core Natural Resources, Inc.	7,066,865
73,884	EOG Resources, Inc.~	8,867,558
782,667	Exxon Mobil Corp.~	87,376,944
511,337	Kinder Morgan, Inc.	14,348,116
154,548	Marathon Petroleum Corp.	26,302,524
86,428	Noble Corp. PLC	2,317,135
158,700	Occidental Petroleum Corp.	6,973,278
102,503	ONEOK, Inc.	8,416,521
71,944	Phillips 66~	8,890,839
666,260	Schlumberger NV	22,519,588
69,603	Valero Energy Corp.~	9,557,188
258,002	Williams Cos., Inc.	15,467,220
		323,928,388
	Financials (7.9%)
127,095	Aflac, Inc.~	12,628,159
99,155	Allstate Corp.~	20,153,254
113,483	American Express Co.~	33,966,597
49,684	Ameriprise Financial, Inc.	25,745,752
88,636	Arthur J Gallagher & Co.	25,460,691
74,523	Assurant, Inc.~	13,958,158
1,000,000	AvidXchange Holdings, Inc.#	9,860,000
1,636,551	Bank of America Corp.~	77,359,766
185,037	Bank of New York Mellon Corp.	18,772,004
267,494	Berkshire Hathaway, Inc. - Class B~#	126,225,069
19,198	Blackrock, Inc.	21,233,180
97,486	Blackstone, Inc.	16,861,179
114,456	Capital One Financial Corp.	24,608,040
88,105	Cboe Global Markets, Inc.	21,236,829
347,744	Charles Schwab Corp.~	33,985,021
114,239	Chubb Ltd.~	30,392,143
280,417	Citigroup, Inc.~	26,275,073
39,928	CME Group, Inc.	11,111,164
36,084	Coinbase Global, Inc. - Class A#	13,631,092
117,797	Fiserv, Inc.#	16,366,715
66,770	Global Payments, Inc.	5,338,261
107,630	Goldman Sachs Group, Inc.~	77,879,992
500,000	HCM II Acquisition Corp. - Class A#	5,470,000
420,818	Huntington Bancshares, Inc.	6,914,040
44,512	Jack Henry & Associates, Inc.	7,558,805
486,840	JPMorgan Chase & Co.~	144,221,482
49,389	M&T Bank Corp.	9,319,704
137,018	Marsh & McLennan Cos., Inc.	27,293,986
168,581	Mastercard, Inc. - Class A~	95,496,079
149,289	MetLife, Inc.~	11,338,499
252,032	Morgan Stanley~	35,904,479
79,109	Northern Trust Corp.	10,284,170
134,861	PayPal Holdings, Inc.#	9,273,042
59,451	Prudential Financial, Inc.~	6,157,935
51,605	S&P Global, Inc.	28,439,515
74,715	State Street Corp.~	8,349,401
66,267	Travelers Cos., Inc.~	17,245,324
151,091	U.S. Bancorp	6,793,051
361,954	Visa, Inc. - Class A~	125,044,248
939,679	Wells Fargo & Co.~	75,766,318
		1,293,918,217
	Health Care (5.6%)
257,089	Abbott Laboratories	32,442,061
322,491	AbbVie, Inc.~	60,957,249
170,212	Agilent Technologies, Inc.	19,542,040
325,310	Amedisys, Inc.#	32,075,566
72,290	Amgen, Inc.~	21,332,779
190,254	Baxter International, Inc.^	4,139,927
61,787	Becton Dickinson & Co.	11,013,533
36,970	Biogen, Inc.~#	4,732,160
579,412	Boston Scientific Corp.#	60,791,907
117,062	Centene Corp.#	3,051,806
49,815	Cigna Group	13,319,535
220,049	CVS Health Corp.~	13,665,043
149,332	Danaher Corp.~	29,442,297

See accompanying Notes to Schedule of Investments

6

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE
100,959	Dexcom, Inc.#	$8,154,458
168,965	Edwards Lifesciences Corp.~#	13,400,614
152,291	Eli Lilly & Co.~	112,706,000
63,814	GE HealthCare Technologies, Inc.	4,551,214
233,726	Gilead Sciences, Inc.	26,245,093
50,337	HCA Healthcare, Inc.	17,818,795
30,532	Humana, Inc.	7,629,031
84,165	Intuitive Surgical, Inc.#	40,490,940
51,266	IQVIA Holdings, Inc.#	9,528,299
404,926	Johnson & Johnson~	66,707,509
45,282	Labcorp Holdings, Inc.	11,776,943
31,722	McKesson Corp.	22,000,476
269,078	Medtronic PLC	24,281,599
509,229	Merck & Co., Inc.~	39,780,969
1,860,332	Pfizer, Inc.~	43,327,132
12,272	Regeneron Pharmaceuticals, Inc.~	6,693,885
18,620	Solventum Corp.#	1,328,723
43,766	Stryker Corp.~	17,188,221
87,699	Thermo Fisher Scientific, Inc.~	41,015,068
187,467	UnitedHealth Group, Inc.~	46,784,264
150,818	Verona Pharma PLC ADR#	15,849,464
45,721	Vertex Pharmaceuticals, Inc.#	20,888,553
47,324	Zimmer Biomet Holdings, Inc.~^	4,337,245
121,123	Zoetis, Inc.	17,658,522
		926,648,920
	Industrials (5.2%)
74,485	3M Co.	11,114,652
52,290	Allegion PLC	8,675,957
99,717	Automatic Data Processing, Inc.	30,862,412
133,126	Boeing Co.~#	29,532,672
286,902	Carrier Global Corp.	19,687,215
99,383	Caterpillar, Inc.~	43,531,742
751,995	CSX Corp.~	26,725,902
51,666	Deere & Co.	27,092,100
76,079	Eaton Corp. PLC	29,269,113
201,647	Emerson Electric Co.~	29,341,655
47,860	GE Vernova, Inc.	31,601,479
54,997	Generac Holdings, Inc.^#	10,707,366
44,319	General Dynamics Corp.	13,810,244
191,440	General Electric Co.	51,895,555
183,296	GMS, Inc.#	20,096,573
167,773	Honeywell International, Inc.	37,304,327
8,617	Hubbell, Inc.	3,769,765
63,229	Illinois Tool Works, Inc.~	16,184,727
173,607	Johnson Controls International PLC	18,228,735
66,751	L3Harris Technologies, Inc.	18,344,510
36,234	Lockheed Martin Corp.	15,253,789
149,323	Masco Corp.	10,173,376
122,774	Norfolk Southern Corp.	34,131,172
36,015	Northrop Grumman Corp.	20,766,609
66,731	Otis Worldwide Corp.	5,718,179
157,481	PACCAR, Inc.	15,552,824
93,588	Paychex, Inc.	13,507,556
37,347	Paycom Software, Inc.^	8,647,324
169,686	Pentair PLC	17,341,909
61,639	Quanta Services, Inc.	25,033,447
358,196	RTX Corp.~	56,440,944
330,947	Southwest Airlines Co.~^	10,236,191
145,355	Union Pacific Corp.~	32,264,449
182,033	United Airlines Holdings, Inc.#	16,075,334
120,372	United Parcel Service, Inc. - Class B	10,371,252
22,869	United Rentals, Inc.	20,191,955
49,775	Veralto Corp.	5,217,913
58,864	Verisk Analytics, Inc.	16,405,985
112,469	Waste Management, Inc.	25,773,396
82,811	Xylem, Inc.	11,976,127
		848,856,432
	Information Technology (20.1%)
99,208	Accenture PLC - Class A~	26,498,457
77,614	Adobe, Inc.#	27,761,752
354,168	Advanced Micro Devices, Inc.~#	62,443,360
306,608	Amphenol Corp. - Class A~	32,656,818
125,649	Analog Devices, Inc.	28,224,535
2,644,678	Apple, Inc.~	548,955,812
160,656	Applied Materials, Inc.~	28,927,719
172,169	Arista Networks, Inc.#	21,214,664
45,021	Autodesk, Inc.#	13,646,315
136,734	Blackbaud, Inc.#	9,218,606
834,754	Broadcom, Inc.~	245,167,250
897,294	Cisco Systems, Inc.~	61,087,776
129,673	Cognizant Technology Solutions Corp. - Class A~	9,305,334
57,736	Crowdstrike Holdings, Inc. - Class A#	26,245,054
75,261	Datadog, Inc. - Class A#	10,535,035
27,096	Enphase Energy, Inc.^#	876,827
43,790	Gartner, Inc.#	14,829,484
252,343	HP, Inc.	6,258,106
253,567	Informatica, Inc. - Class A#	6,263,105
733,646	Intel Corp.~	14,526,191
119,870	International Business Machines Corp.	30,345,091
65,477	Intuit, Inc.	51,407,957
57,161	Keysight Technologies, Inc.#	9,369,260
186,730	Lam Research Corp.	17,709,473
302,881	Micron Technology, Inc.~	33,056,432
1,330,030	Microsoft Corp.~	709,571,005
71,995	NetApp, Inc.	7,496,839
4,423,834	NVIDIA Corp.~	786,867,354
71,027	NXP Semiconductors NV	15,183,442
111,063	ON Semiconductor Corp.#	6,259,511
329,547	Oracle Corp.~	83,629,142
400,619	Palantir Technologies, Inc. - Class A#	63,438,019
160,797	Palo Alto Networks, Inc.#	27,914,359
64,913	PTC, Inc.#	13,943,962
215,873	QUALCOMM, Inc.	31,681,521
205,028	Salesforce, Inc.~	52,964,883
45,606	ServiceNow, Inc.#	43,011,931
101,234	Skyworks Solutions, Inc.^	6,938,578
79,222	Super Micro Computer, Inc.^#	4,671,721
34,053	Synopsys, Inc.#	21,571,554
489,976	TaskUS, Inc. - Class A#	8,368,790
64,983	TE Connectivity PLC	13,370,252
102,062	Teradyne, Inc.	10,964,521
116,774	Texas Instruments, Inc.~	21,143,100
29,431	Tyler Technologies, Inc.#	17,204,185
37,930	Workday, Inc. - Class A#	8,700,383
1,500	Zscaler, Inc.#	428,340
		3,291,853,805
	Materials (0.9%)
59,455	Air Products & Chemicals, Inc.~	17,115,905
48,473	Avery Dennison Corp.	8,132,315
168,968	Corteva, Inc.	12,187,662
152,155	DuPont de Nemours, Inc.	10,939,945
462,999	Freeport-McMoRan, Inc.	18,631,080

See accompanying Notes to Schedule of Investments

7

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE
129,887	Linde PLC	$59,781,791
73,008	PPG Industries, Inc.	7,702,344
43,730	Sherwin-Williams Co.	14,469,382
		148,960,424
	Other (0.1%)
197,406	D Boral ARC Acquisition I Corp.#	1,966,164
500,000	Jackson Acquisition Co. II#	5,225,000
600,000	Live Oak Acquisition Corp. V#	6,627,000
300,000	NewHold Investment Corp. III#	3,084,000
600,000	Stellar V Capital Corp.#	6,198,000
		23,100,164
	Real Estate (1.0%)
50,637	Alexandria Real Estate Equities, Inc.	3,870,186
69,869	American Tower Corp.~	14,560,001
97,616	Camden Property Trust	10,659,667
134,454	Crown Castle, Inc.	14,129,771
75,949	Digital Realty Trust, Inc.	13,400,442
13,386	Equinix, Inc.	10,510,286
511,755	Healthpeak Properties, Inc.	8,669,130
60,366	Mid-America Apartment Communities, Inc.	8,597,929
199,690	Prologis, Inc.~	21,322,898
33,243	Public Storage~	9,040,101
288,117	Realty Income Corp.	16,172,007
94,000	Regency Centers Corp.	6,711,600
146,244	UDR, Inc.	5,745,927
118,271	Welltower, Inc.	19,522,994
		162,912,939
	Special Purpose Acquisition Companies (0.6%)
9,673	Ai Transportation Acquisition Corp.#	106,403
50,000	Alchemy Investments Acquisition Corp. 1#	574,000
100,000	Axiom Intelligence Acquisition Corp. 1#	1,015,000
24,591	Black Hawk Acquisition Corp. - Class A#	267,058
123,189	Blue Acquisition Corp.#	1,244,209
73,866	ChampionsGate Acquisition Corp.#	750,479
100,000	Churchill Capital Corp. X#	1,033,000
49,232	Cohen Circle Acquisition Corp. II	506,105
196,912	EQV Ventures Acquisition Corp. II#	1,986,842
1,250,000	Everest Consolidator Acquisition Corp.‡‡‡	14,462,500
500,000	Evergreen Corp. - Class A#	6,230,000
24,640	FIGX Capital Acquisition Corp.#	248,125
231,000	Four Leaf Acquisition Corp. - Class A	2,674,980
496,419	FutureTech II Acquisition Corp. - Class A	5,808,102
925,000	GigCapital7 Corp. - Class A#	9,596,875
49,377	Globa Terra Acquisition Corp.#	501,670
700,000	Gores Holdings X, Inc.#	7,427,000
100,000	Haymaker Acquisition Corp. 4#	1,118,000
250,000	Indigo Acquisition Corp#	2,525,000
30,000	Israel Acquisitions Corp. - Class A#	376,500
100,000	Keen Vision Acquisition Corp.#	1,144,500
123,208	Lightwave Acquisition Corp.#	1,249,329
850,000	Mercer Park Opportunities Corp.#	8,831,500
100,000	Nabors Energy Transition Corp. II - Class A#	1,128,000
55,000	Oak Woods Acquisition Corp. - Class A#	650,650
24,642	Oxley Bridge Acquisition Ltd.#	247,899
123,093	Oyster Enterprises II Acquisition Corp.#	1,251,856
9,856	Pioneer Acquisition I Corp.	98,954
14,770	Quetta Acquisition Corp.#	161,584
750,000	Siddhi Acquisition Corp.#	7,826,250
500,000	Silverbox Corp. IV - Class A#	5,405,000
197,506	Solarius Capital Acquisition Corp.	1,988,885
375,000	Translational Development Acquisition Corp.#	3,991,875
467,706	Vendome Acquisition Corp. I	4,686,414
49,244	Wintergreen Acquisition Corp.#	500,319
		97,614,863
	Utilities (1.1%)
359,808	AES Corp.~^	4,731,475
140,708	American Electric Power Co., Inc.	15,919,703
109,381	Consolidated Edison, Inc.	11,320,934
294,453	Dominion Energy, Inc.~	17,210,778
178,657	Duke Energy Corp.~	21,731,837
85,873	Edison International	4,475,701
159,964	Entergy Corp.	14,465,545
339,785	Exelon Corp.	15,269,938
181,057	FirstEnergy Corp.~	7,732,944
295,252	NextEra Energy, Inc.	20,980,607
221,603	NiSource, Inc.	9,407,047
139,111	Public Service Enterprise Group, Inc.~	12,490,777
198,852	Southern Co.	18,787,537
159,163	Xcel Energy, Inc.	11,688,931
		186,213,754
	TOTAL COMMON STOCKS (Cost $5,479,990,621)	9,883,981,423

Exchange-Traded Fund (0.7%)
	Other (0.7%)
186,516	SPDR® S&P 500® ETF Trust
	(Cost $101,358,501)	117,893,033

INVESTMENT IN AFFILIATED FUND (2.1%)
	Other (2.1%)
35,117,150	Calamos Short-Term Bond Fund
	(Cost $350,000,000)	336,071,124

Warrants (0.0%) #
	Communication Services (0.0%)
200,000	PSQ Holdings, Inc.
	07/19/28, Strike $11.50	43,000

	Consumer Discretionary (0.0%)
22,968	Allurion Technologies, Inc.
	08/01/30, Strike $8.10	958
412,500	Andretti Acquisition Corp. II
	10/24/29, Strike $11.50	90,750
83,333	Carbon Revolution PLC
	11/03/28, Strike $11.50	2,500
750,000	Classover Holdings, Inc.
	04/07/30, Strike $11.50	67,875

See accompanying Notes to Schedule of Investments

8

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES		VALUE
25,000	ECARX Holdings, Inc.
	12/21/27, Strike $11.50	$1,870
75,000	flyExclusive, Inc.
	05/28/28, Strike $11.50	5,066
20,000	Grove Collaborative Holdings
	06/16/27, Strike $11.50	400
35,000	Lanvin Group Holdings Ltd.
	12/14/27, Strike $11.50	700
33,333	Lotus Technology, Inc.
	02/23/29, Strike $11.50	3,577
140,000	MKDWELL Tech, Inc.
	07/31/29, Strike $11.50	1,764
200,000	Nogin, Inc.
	08/26/27, Strike $11.50	20
183,737	Scage Future
	06/27/30, Strike $11.50	10,106
25,000	United Homes Group, Inc.
	03/30/28, Strike $11.50	23,902
462,500	Vine Hill Capital Investment Corp.
	10/25/29, Strike $11.50	147,537
		357,025
	Consumer Staples (0.0%)
83,333	African Agriculture Holdings, Inc.
	12/31/27, Strike $11.50	8
500,000	Psyence Biomedical Ltd.
	01/25/29, Strike $11.50	12,750
		12,758
	Energy (0.0%)
250,000	AleAnna, Inc.
	12/13/29, Strike $11.50	40,000
25,000	Crown Lng Holdings Ltd.
	10/18/28, Strike $11.50	45
250,000	New Era Helium, Inc.
	12/06/29, Strike $11.50	22,275
200,000	Vast Renewables Ltd.
	07/01/28, Strike $11.50	1,200
87,500	Zeo Energy Corp.
	03/14/29, Strike $11.50	4,100
		67,620
	Financials (0.0%)
187,500	Beneficient
	03/14/28, Strike $11.50	1,341
100,000	Content Checked Holdings, Inc.
	12/11/29, Strike $11.50	91,175
250,000	DigiAsia Corp.
	04/02/29, Strike $11.50	9,575
250,000	HCM II Acquisition Corp.
	10/10/29, Strike $11.50	535,000
412,500	Innventure, Inc.
	10/02/29, Strike $11.50	439,312
		1,076,403
	Health Care (0.0%)
625,000	Abpro Holdings, Inc.
	11/12/29, Strike $11.50	31,938
156,250	American Oncology Network, Inc.
	09/20/28, Strike $11.50	140,687
500,000	Baird Medical Investment Holdings Ltd.
	10/02/29, Strike $11.50	45,000
150,000	Engene Holdings, Inc.
	08/28/28, Strike $11.50	106,500
100,000	Envoy Medical, Inc.
	09/29/28, Strike $11.50	5,050
750,000	Holdco Nuvo Group DG Ltd.
	05/01/29, Strike $11.50	375
146,040	LakeShore Biopharma Co. Ltd.
	03/15/28, Strike $11.50	5,148
6,250	Liminatus Pharma LLC
	04/30/30, Strike $11.50	1,246
62,500	Ocean Biomedical, Inc.
	07/19/26, Strike $11.50	425
200,000	OmniAb, Inc.
	11/01/27, Strike $11.50	52,000
200,000	Prenetics Global Ltd.
	05/17/27, Strike $8.91	6,360
425,000	QT Imaging Holdings, Inc.
	12/31/28, Strike $11.50	24,225
81,526	Spectral AI, Inc.
	12/31/27, Strike $11.50	65,221
1,000,000	Tevogen Bio Holdings, Inc.
	11/04/26, Strike $11.50	60,000
		544,175
	Industrials (0.0%)
289,507	Aeries Technology, Inc.
	10/20/26, Strike $11.50	7,657
285,000	AERWINS Technologies, Inc.
	06/16/26, Strike $11.50	29
50,000	AirJoule Technologies Corp.
	03/15/29, Strike $11.50	34,225
1,000,000	Bitcoin Depot, Inc.
	06/30/28, Strike $11.50	519,900
25,000	Bridger Aerospace Group Holdings, Inc.
	01/25/28, Strike $11.50	1,950
42,500	Complete Solaria, Inc.
	07/31/28, Strike $11.50	11,904
200,000	Electriq Power Holdings, Inc.
	07/31/28, Strike $11.50	600
10,000	Falcon's Beyond Global, Inc.
	09/01/27, Strike $11.50	9,100
250,000	Heramba Electric PLC
	10/10/28, Strike $11.50	25
300,000	LanzaTech Global, Inc.
	12/31/28, Strike $11.50	9,030
75,000	MultiSensor AI Holdings, Inc.
	12/19/28, Strike $11.50	2,276
625,000	Murano Global Investments PLC
	03/30/29, Strike $11.50	110,688
166,666	Rain Enhancement Technologies Holdco, Inc.
	01/02/30, Strike $11.50	20,400
350,000	Semilux International Ltd.
	02/06/29, Strike $1.00	35
250,000	Solidion Technology, Inc.
	03/15/27, Strike $1.00	22,500
750,000	Southland Holdings, Inc.
	09/01/26, Strike $11.50	150,000
750,000	Volato Group, Inc.
	12/03/28, Strike $11.50	12,825
250,000	Zooz Power Ltd.
	04/04/29, Strike $11.50	25,625
		938,769
	Information Technology (0.0%)
250,000	Airship AI Holdings, Inc.
	12/26/28, Strike $11.50	437,500

See accompanying Notes to Schedule of Investments

9

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES		VALUE
350,000	Alpha Modus Holdings, Inc.
	12/16/29, Strike $11.50	$42,105
1,000,000	Blaize Holdings, Inc.
	01/08/30, Strike $11.50	581,300
166,666	Brand Engagement Network, Inc.
	03/14/29, Strike $11.50	5,167
1,000,000	CID Holdco, Inc.
	11/17/26, Strike $11.50	150,000
450,000	Helport AI Ltd.
	08/05/29, Strike $11.50	81,630
50,000	iLearningEngines Holdings, Inc.
	04/16/29, Strike $11.50	5
125,000	Nvni Group Ltd.
	11/01/28, Strike $11.50	10,000
625,000	Roadzen, Inc.
	11/30/28, Strike $11.50	33,437
350,000	Rubicon Technologies, Inc.
	04/01/27, Strike $11.50	210
459,150	SCHMID Group NV
	08/25/28, Strike $11.50	114,787
100,000	SMX Security Matters PLC
	03/07/28, Strike $11.50	2,060
192,245	Spectaire Holdings, Inc.
	10/17/28, Strike $11.50	827
250,000	SpringBig Holdings, Inc.
	06/14/27, Strike $11.50	275
250,000	Syntec Optics Holdings, Inc.
	11/08/28, Strike $11.50	26,075
20,000	Veea, Inc.
	09/17/29, Strike $11.50	3,373
500,000	Zapata Computing Holdings, Inc.
	03/23/28, Strike $11.50	1,100
		1,489,851
	Materials (0.0%)
1,179,322	Blue Gold Ltd.
	06/25/30, Strike $11.50	553,692
126,666	Bolt Projects Holdings, Inc.
	08/12/29, Strike $11.50	3,698
500,000	Lifezone Metals Ltd.
	07/05/28, Strike $11.50	183,825
177,835	NioCorp Developments Ltd.
	03/17/28, Strike $0.89	131,598
		872,813
	Other (0.0%)
500,000	Critical Metals Corp.
	02/23/29, Strike $11.50	695,000
525,800	Devvstream Corp.
	10/28/26, Strike $1.00	53
250,000	FST Corp.
	10/15/29, Strike $11.50	25
625,000	TNL Mediagene
	12/05/29, Strike $11.50	3,812
200,000	Zoomcar Holdings, Inc.
	07/01/28, Strike $11.50	1,800
		700,690
	Special Purpose Acquisition Companies (0.0%)
500,000	Aetherium Acquisition Corp.
	01/03/29, Strike $11.50	50
25,000	Alchemy Investments Acquisition Corp. 1
	06/26/28, Strike $11.50	3,624
750,000	AltEnergy Acquisition Corp.
	11/02/28, Strike $11.50	825
500,000	APX Acquisition Corp.
	08/19/28, Strike $11.50	500
250,000	Athena Technology Acquisition Corp. II
	10/17/28, Strike $11.50	17,500
500,000	Aura FAT Projects Acquisition Corp.
	06/02/27, Strike $11.50	14,400
33,333	BlueRiver Acquisition Corp.
	01/04/26, Strike $11.50	3
250,000	byNordic Acquisition Corp.
	02/09/27, Strike $11.50	18,000
375,000	Cactus Acquisition Corp. 1 Ltd.
	10/29/26, Strike $11.50	7,500
500,000	Cartesian Growth Corp. II
	07/12/28, Strike $11.50	79,975
134,701	Cartica Acquisition Corp.
	04/30/28, Strike $11.50	30,981
12,500	CERo Therapeutics Holdings, Inc.
	02/14/29, Strike $11.50	218
750,000	Chain Bridge I
	12/31/28, Strike $11.50	1,125
300,286	Clean Energy Special Situations Corp.
	01/12/27, Strike $11.50	30
166,666	Compass Digital Acquisition Corp.
	10/15/28, Strike $11.50	17
92,316	Concord Acquisition Corp. II
	12/31/28, Strike $11.50	6,462
6,666	Constellation Acquisition Corp. I
	12/31/27, Strike $11.50	200
41,666	Corner Growth Acquisition Corp. 2
	06/17/26, Strike $11.50	1,317
133,333	Crown PropTech Acquisitions
	12/31/27, Strike $11.50	13
375,000	CSLM Acquisition Corp.
	06/01/27, Strike $11.50	49,162
350,000	Denali Capital Acquisition Corp.
	04/07/27, Strike $11.50	28,000
750,000	DP Cap Acquisition Corp. I
	11/09/26, Strike $11.50	18,750
125,000	Energem Corp.
	03/10/23, Strike $11.50	13
500,000	EVe Mobility Acquisition Corp.
	12/31/28, Strike $11.50	22,500
625,000	Everest Consolidator Acquisition Corp.
	07/19/28, Strike $11.50	12,562
500,000	Evergreen Corp.
	02/15/27, Strike $11.50	1,500
8,600	Fold Holdings, Inc.
	02/14/30, Strike $11.50	6,278
60,000	Four Leaf Acquisition Corp.
	05/12/28, Strike $11.50	2,253
500,000	FutureTech II Acquisition Corp.
	02/16/27, Strike $11.50	17,500
225,000	GCT Semiconductor Holding, Inc.
	12/31/28, Strike $11.50	20,295
500,000	Genesis Growth Tech Acquisition Corp.
	05/19/28, Strike $11.50	90,000
925,000	GigCapital7 Corp.
	09/11/29, Strike $11.50	111,925
50,000	Haymaker Acquisition Corp. 4
	09/12/28, Strike $11.50	20,000
500,000	Healthcare AI Acquisition Corp.
	12/14/26, Strike $11.50	5,600

See accompanying Notes to Schedule of Investments

10

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES		VALUE
438,223	InFinT Acquisition Corp.
	05/19/27, Strike $11.50	$3,550
125,000	Integral Acquisition Corp. 1
	12/14/28, Strike $11.50	2,500
154,135	Integrated Wellness Acquisition Corp.
	10/31/28, Strike $11.50	3,129
750,000	Investcorp Europe Acquisition Corp. I
	11/23/28, Strike $11.50	15,900
30,000	Israel Acquisitions Corp.
	02/28/28, Strike $11.50	5,130
250,000	IX Acquisition Corp.
	11/24/26, Strike $11.50	25,012
43,750	Jaws Mustang Acquisition Corp.
	01/30/26, Strike $11.50	1,914
100,000	Keen Vision Acquisition Corp.
	09/15/28, Strike $11.50	10,000
228,160	Marblegate Capital Corp.
	04/07/30, Strike $11.50	30,391
850,000	Mercer Park Opportunities Corp.
	08/29/29, Strike $11.50	85,000
675,350	Mountain & Co. I Acquisition Corp.
	08/24/23, Strike $11.50	675
50,000	Nabors Energy Transition Corp. II
	09/05/28, Strike $11.50	15,000
55,000	Oak Woods Acquisition Corp.
	05/17/28, Strike $11.50	2,747
625,000	Papaya Growth Opportunity Corp. I
	12/31/28, Strike $11.50	35,125
150,000	Patria Latin American Opportunity Acquisition Corp.
	03/10/27, Strike $11.50	5,655
500,000	Pearl Holdings Acquisition Corp.
	12/15/26, Strike $11.50	10,050
500,000	Pinstripes Holdings, Inc.
	09/30/28, Strike $11.50	4,725
250,000	Plum Acquisition Corp. III
	03/31/28, Strike $11.50	50,000
50,000	Pyrophyte Acquisition Corp.
	05/03/28, Strike $11.50	22,500
1,000,000	Rigel Resource Acquisition Corp.
	11/05/26, Strike $11.50	1,000
133,333	Ross Acquisition Corp. II
	02/12/26, Strike $11.50	12,027
150,000	Roth CH Acquisition Co.
	10/29/28, Strike $11.50	5,250
166,666	Silverbox Corp. IV
	09/24/29, Strike $11.50	113,400
7,500	Slam Corp.
	02/23/26, Strike $11.50	94
500,000	Southport Acquisition Corp.
	05/24/28, Strike $11.50	175,000
12,384	Spark I Acquisition Corp.
	11/27/28, Strike $11.50	2,971
250,000	Spree Acquisition Corp. 1 Ltd.
	12/22/28, Strike $11.50	7,175
333,333	Target Global Acquisition I Corp.
	12/31/27, Strike $11.50	3,933
328,694	TLGY Acquisition Corp.
	01/14/28, Strike $11.50	295,825
266,666	Zalatoris II Acquisition Corp.
	05/13/27, Strike $11.50	10,613
		1,545,369
	Total Warrants
	(Cost $4,596,579)	7,648,473

Rights (0.0%) #
	Consumer Staples (0.0%)
277,808	Mirati Therapeutics, Inc.,
	(Expires 12/31/99)‡‡‡	277,808

	Special Purpose Acquisition Companies (0.0%)
9,673	Ai Transportation Acquisition Corp.,
	(Expires 10/25/24)	1,451
4,918	Black Hawk Acquisition Corp.,
	(Expires 6/20/25)	7,377
750,000	CSLM Acquisition Corp.,
	(Expires 7/1/23)	172,500
850,000	Mercer Park Opportunities Corp.,
	(Expires 1/22/27)	42,500
55,000	Oak Woods Acquisition Corp.,
	(Expires 12/31/49)	14,355
1,477	Quetta Acquisition Corp.,
	(Expires 11/30/24)	2,023
		240,206
	Total Rights
	(Cost $332,530)	518,014

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT			VALUE

Over the Counter Purchased Options (0.2%) #
		Consumer Discretionary (0.1%)
100	JPY	Kyoritsu Maintenance Co. Ltd.
156,328,000,000		Call, 01/29/26, Strike 94.89	$3,986,805
20	JPY	Kyoritsu Maintenance Co. Ltd.
31,265,600,000		Call, 01/29/26, Strike 96.66	773,909
5	JPY	Kyoritsu Maintenance Co. Ltd.
7,816,400,000		Call, 01/29/26, Strike 95.73	196,542
50	JPY	Park24 Co. Ltd.
9,575,000,000		Call, 02/24/28, Strike 92.03	514,815
200	JPY	Takashimaya Co. Ltd.
2,386,120,000		Call, 12/06/28, Strike 94.40	4,161,000
			9,633,071
		Industrials (0.1%)
100	JPY	ANA Holdings, Inc.
109,501,000,000		Call, 12/08/28, Strike 86.09	2,154,053
100		Asashi Refining U.S., Inc.
958,020,000		Call, 03/16/26, Strike $88.78	10
300	JPY	INFRONEER Holdings, Inc.
299,886,000,000		Call, 03/30/29, Strike 92.59	3,208,850

See accompanying Notes to Schedule of Investments

11

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT			VALUE
160	JPY	Seino Holdings Co. Ltd.
188,257,600,000		Call, 03/31/26, Strike 97.31	$2,109,669
			7,472,582
		Real Estate (0.0%)
150	JPY	Daiwa House Industry Co. Ltd.
157,888,500,000		Call, 03/30/29, Strike 93.88	1,640,692
50	JPY	Daiwa House Industry Co. Ltd.
52,629,500,000		Call, 03/30/29, Strike 94.87	569,801
100	JPY	Relo Group, Inc.
95,850,000,000		Call, 12/17/27, Strike 92.68	548,528
			2,759,021
		Communication Services (0.0%)
90	JPY	Cyberagent, Inc.
107,341,200,000		Call, 11/16/29, Strike 88.81	2,107,009
50	JPY	Cyberagent, Inc.
59,634,000,000		Call, 11/16/29, Strike 89.46	1,147,311
			3,254,320
		Materials (0.0%)
130	JPY	JFE Holdings, Inc.
128,957,400,000		Call, 09/08/28, Strike 94.99	913,981
130	JPY	Kansai Paint Co. Ltd.
133,757,000,000		Call, 03/08/29, Strike 94.43	1,210,906
100	JPY	Kobe Steel Ltd.
101,022,000,000		Call, 12/14/28, Strike 92.11	430,372
			2,555,259
		Information Technology (0.0%)
100	JPY	Ibiden Co. Ltd.
109,008,000,000		Call, 03/14/31, Strike 91.31	1,598,683
			1,598,683
		Total Over the Counter Purchased Options
		(Cost $13,191,199)	27,272,936

Exchange-Traded Purchased Options (0.2%) #
		Other (0.2%)
15,000		S&P 500 Index
9,509,085,000		Put, 09/30/25, Strike $5,500.00	30,075,000
			30,075,000
		Consumer Discretionary (0.0%)
780		PDD Holdings, Inc.
8,849,100		Call, 10/17/25, Strike $130.00	284,700
			284,700
		Energy (0.0%)
864		Noble Corp. PLC
2,316,384		Call, 09/19/25, Strike $32.50	25,920
		Total Exchange-Traded Purchased Options (Cost $41,332,157)	$30,385,620

NUMBER OF
SHARES/
PRINCIPAL AMOUNT	VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.0%)
157,688,637	State Street Navigator Securities Lending Government Money Market Portfolio, 4.325%†***
(Cost $157,688,637)	$157,688,637
TOTAL INVESTMENTS (105.6%)
(Cost $12,141,405,919)	17,325,516,242

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.0%)	(157,688,637)

LIABILITIES, LESS OTHER ASSETS (-4.6%)	(748,263,974)

NET ASSETS (100.0%)	$16,419,563,631

NUMBER OF
SHARES			VALUE

Common Stocks Sold Short (-20.7%) #
		Communication Services (-1.0%)
(109,800)		AST SpaceMobile, Inc.	$(5,838,066)
(634,000)	JPY	CyberAgent, Inc.	(6,440,902)
(139,413)		Live Nation Entertainment, Inc.	(20,591,300)
(180,406)		Lyft, Inc. - Class A	(2,536,508)
(113,000)		MakeMyTrip Ltd.	(10,575,670)
(79,347)		Match Group, Inc.	(2,719,222)
(196,846)		Snap, Inc. - Class A	(1,856,258)
(110,200)		Sphere Entertainment Co.	(4,744,110)
(126,000)		Spotify Technology SA	(78,944,040)
(291,400)		Uber Technologies, Inc.	(25,570,350)
(206,448)		Weibo Corp. ADR	(1,990,159)
			(161,806,585)
		Consumer Discretionary (-4.0%)
(1,342,000)		Alibaba Group Holding Ltd. ADR	(161,885,460)
(1,421,000)		Carnival Corp.	(42,303,170)
(83,100)		Cheesecake Factory, Inc.	(5,310,921)
(64,000)		Cracker Barrel Old Country Store, Inc.	(3,968,000)
(177,000)		DoorDash, Inc. - Class A	(44,294,250)
(196,800)		DraftKings, Inc. - Class A	(8,863,872)
(192,059)		Etsy, Inc.	(11,191,278)
(270,800)		Ford Motor Co.	(2,997,756)
(2,344,000)		GameStop Corp. - Class A	(52,622,800)
(150,000)		Groupon, Inc.	(4,626,000)
(170,736)		Guess?, Inc.	(2,219,568)
(235,000)		JD.com, Inc. ADR	(7,400,150)
(1,056,900)	JPY	Kyoritsu Maintenance Co. Ltd.	(25,679,586)
(394,400)		Li Auto, Inc. ADR	(10,293,840)
(1,200,725)		Lucid Group, Inc.	(2,953,784)
(1,916,400)		NIO, Inc. ADR	(9,332,868)
(587,200)		Norwegian Cruise Line Holdings Ltd.	(15,008,832)
(78,700)	JPY	Park24 Co. Ltd.	(999,406)
(2,411,000)		Peloton Interactive, Inc. - Class A	(17,214,540)

See accompanying Notes to Schedule of Investments

12

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES			VALUE
(3,114,500)		Rivian Automotive, Inc. - Class A	$(40,083,615)
(28,200)		Shake Shack, Inc. - Class A	(3,393,588)
(482,355)		Stride, Inc.	(61,852,382)
(1,091,600)	JPY	Takashimaya Co. Ltd.	(8,443,975)
(271,600)		Trip.com Group Ltd. ADR	(16,825,620)
(1,400,902)		Wayfair, Inc. - Class A	(91,955,207)
(1,580,000)	HKD	Wynn Macau Ltd.	(1,310,293)
			(653,030,761)
		Consumer Staples (-0.1%)
(96,089)		Freshpet, Inc.	(6,564,800)
(78,600)		Oddity Tech Ltd. - Class A	(5,507,502)
(107,400)		Post Holdings, Inc.	(11,363,994)
(10,000)		Spectrum Brands Holdings, Inc.	(535,100)
			(23,971,396)
		Energy (-0.1%)
(58,000)		Golar LNG Ltd.	(2,387,280)
(142,868)		Northern Oil & Gas, Inc.	(4,023,163)
(146,467)		World Kinect Corp.	(3,994,155)
			(10,404,598)
		Financials (-1.5%)
(429,130)		Apollo Global Management, Inc.	(62,361,172)
(264,900)		ARES Management Corp. - Class A	(49,146,897)
(144,633)		Coinbase Global, Inc. - Class A	(54,636,562)
(430,560)		KKR & Co., Inc.	(63,111,485)
(1,556,000)	HKD	Ping An Insurance Group Co. of China Ltd. - Class H	(10,693,783)
(45,000)		Starwood Property Trust, Inc.	(875,700)
(218,024)		WisdomTree, Inc.	(2,893,178)
			(243,718,777)
		Health Care (-0.9%)
(58,700)		Alnylam Pharmaceuticals, Inc.	(23,024,488)
(62,600)		Alphatec Holdings, Inc.	(662,308)
(30,580)		Amphastar Pharmaceuticals, Inc.	(640,651)
(138,066)		Bridgebio Pharma, Inc.	(6,526,380)
(981,990)		BrightSpring Health Services, Inc.	(20,278,094)
(22,956)		CONMED Corp.	(1,174,199)
(60,257)		Dexcom, Inc.	(4,866,958)
(49,406)		Envista Holdings Corp.	(933,279)
(92,000)		Evolent Health, Inc. - Class A	(924,600)
(41,400)		Haemonetics Corp.	(3,065,256)
(480,224)		Halozyme Therapeutics, Inc.	(28,799,033)
(166,500)		Hims & Hers Health, Inc.	(11,018,970)
(220,900)		Innoviva, Inc.	(4,013,753)
(52,733)		Integer Holdings Corp.	(5,722,058)
(137,580)		Ionis Pharmaceuticals, Inc.	(5,913,188)
(28,404)		iRhythm Technologies, Inc.	(3,981,673)
(62,692)		Jazz Pharmaceuticals PLC	(7,186,384)
(43,580)		Lantheus Holdings, Inc.	(3,102,460)
(38,400)		Merck & Co., Inc.	(2,999,808)
(88,500)		Merit Medical Systems, Inc.	(7,510,110)
(87,198)		Pacira BioSciences, Inc.	(1,839,006)
(155,098)		Tandem Diabetes Care, Inc.	(2,416,427)
(133,000)		Tempus AI, Inc.	(7,526,470)
			(154,125,553)
		Industrials (-2.8%)
(15,000)		AeroVironment, Inc.	(4,014,600)
(218,100)	JPY	ANA Holdings, Inc.	(4,061,172)
(108,878)		Axon Enterprise, Inc.	(82,256,240)
(542,400)		Bloom Energy Corp. - Class A	(20,280,336)
(291,400)		Boeing Co.	(64,644,176)
(139,792)		Chart Industries, Inc.	(27,794,843)
(221,333)		Fluor Corp.	(12,565,074)
(139,056)		Granite Construction, Inc.	(13,136,620)
(71,880)		Greenbrier Cos., Inc.	(3,270,540)
(544,500)	JPY	INFRONEER Holdings, Inc.	(4,630,778)
(39,800)		JBT Marel Corp.	(5,484,440)
(71,340)		Middleby Corp.	(10,358,568)
(435,900)	JPY	Nikkon Holdings Co. Ltd.	(9,862,671)
(1,203,000)		QXO, Inc.	(24,132,180)
(64,709)	EUR	Rheinmetall AG	(128,159,519)
(593,100)	JPY	Seino Holdings Co. Ltd.	(9,053,821)
(4,086,000)	SGD	Singapore Airlines Ltd.	(21,399,261)
(83,000)		Union Pacific Corp.	(18,423,510)
			(463,528,349)
		Information Technology (-7.1%)
(26,300)		Advanced Energy Industries, Inc.	(3,653,596)
(454,022)		Akamai Technologies, Inc.	(34,646,419)
(101,700)		Alarm.com Holdings, Inc.	(5,555,871)
(112,475)		Alkami Technology, Inc.	(2,507,068)
(15,000)		Bentley Systems, Inc. - Class B	(869,700)
(65,700)		Bill Holdings, Inc.	(2,815,245)
(146,669)		BlackLine, Inc.	(7,887,859)
(552,321)		Box, Inc. - Class A	(17,729,504)
(247,994)		Cloudflare, Inc. - Class A	(51,503,394)
(126,939)		CSG Systems International, Inc.	(7,928,610)
(38,100)		CyberArk Software Ltd.	(15,677,007)
(35,300)		Datadog, Inc. - Class A	(4,941,294)
(622,200)		Dropbox, Inc. - Class A	(16,905,174)
(39,000)		Five9, Inc.	(1,007,370)
(42,864)		Guidewire Software, Inc.	(9,696,694)
(2,564,789)		Hewlett Packard Enterprise Co.	(53,065,484)
(52,800)	JPY	Ibiden Co. Ltd.	(2,261,857)
(129,041)		InterDigital, Inc.	(33,318,386)
(208,565)		Itron, Inc.	(25,974,685)
(4,783,000)	HKD	Lenovo Group Ltd.	(6,166,110)
(275,153)		Lumentum Holdings, Inc.	(30,288,842)
(1,430,000)		MARA Holdings, Inc.	(22,994,400)
(841,000)		Microchip Technology, Inc.	(56,843,190)
(621,442)		MicroStrategy, Inc. - Class A	(249,732,682)
(124,700)		Mirion Technologies, Inc.	(2,787,045)
(55,100)		MKS, Inc.	(5,244,418)
(134,048)		Nova Ltd.	(35,199,664)
(198,321)		Nutanix, Inc. - Class A	(14,907,790)
(555,700)		ON Semiconductor Corp.	(31,319,252)
(54,992)		Parsons Corp.	(4,080,406)
(212,200)		Progress Software Corp.	(10,202,576)
(46,800)		Rapid7, Inc.	(988,416)
(354,000)		Riot Platforms, Inc.	(4,747,140)
(141,000)		Rubrik, Inc. - Class A	(13,387,950)
(229,400)		Seagate Technology Holdings PLC	(36,018,094)
(489,664)		Shift4 Payments, Inc. - Class A	(50,435,392)
(25,000)		Shopify, Inc. - Class A	(3,055,250)
(365,060)		Snowflake, Inc. - Class A	(81,590,910)
(892,200)		Super Micro Computer, Inc.	(52,613,034)
(46,600)		Synaptics, Inc.	(2,921,820)
(48,000)		Unity Software, Inc.	(1,601,280)
(148,536)		Varonis Systems, Inc.	(8,292,765)
(105,900)		Vertex, Inc. - Class A	(3,512,703)
(171,646)		Vishay Intertechnology, Inc.	(2,813,278)
(1,361,613)		Western Digital Corp.	(107,145,327)
(97,100)		Workiva, Inc.	(6,197,893)
(107,000)		Xerox Holdings Corp.	(433,350)

See accompanying Notes to Schedule of Investments

13

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES			VALUE
(2,825,000)	HKD	Xiaomi Corp. - Class B	$(19,127,229)
			(1,162,593,423)
		Materials (-0.4%)
(206,550)		Albemarle Corp.	(14,014,417)
(25,000)	JPY	ARE Holdings, Inc.	(296,751)
(82,100)	JPY	JFE Holdings, Inc.	(952,480)
(183,000)	JPY	Kansai Paint Co. Ltd.	(2,612,119)
(149,000)	JPY	Kobe Steel Ltd.	(1,643,644)
(450,243)		MP Materials Corp.	(27,689,944)
(1,690,000)		Sibanye Stillwater Ltd. ADR	(14,128,400)
			(61,337,755)
		Real Estate (-0.5%)
(159,500)	JPY	Daiwa House Industry Co. Ltd.	(5,292,692)
(29,500)		Digital Realty Trust, Inc.	(5,204,980)
(28,300)		Federal Realty Investment Trust	(2,608,128)
(1,389,000)	HKD	Henderson Land Development Co. Ltd.	(4,865,924)
(100,000)	HKD	Link REIT	(559,236)
(79,000)	JPY	Relo Group, Inc.	(913,110)
(19,500)		Rexford Industrial Realty, Inc.	(712,335)
(220,000)		Ventas, Inc.	(14,779,600)
(262,400)		Welltower, Inc.	(43,314,368)
			(78,250,373)
		Utilities (-2.3%)
(266,700)		Alliant Energy Corp.	(17,338,167)
(84,260)		American Water Works Co., Inc.	(11,816,622)
(538,000)		CenterPoint Energy, Inc. (Warner Media LLC, Charter Communications Time, Inc.)	(20,885,160)
(52,000)		CMS Energy Corp.	(3,837,600)
(133,500)		Duke Energy Corp.	(16,238,940)
(517,800)		Evergy, Inc.	(36,660,240)
(420,000)		FirstEnergy Corp.	(17,938,200)
(979,800)		NextEra Energy, Inc.	(69,624,588)
(1,549,500)		PG&E Corp.	(21,723,990)
(48,500)		Pinnacle West Capital Corp.	(4,395,070)
(490,000)		PPL Corp.	(17,488,100)
(649,453)		Southern Co.	(61,360,320)
(526,200)		UGI Corp.	(19,037,916)
(589,800)		WEC Energy Group, Inc.	(64,335,384)
			(382,680,297)
		Total Common Stocks Sold Short
		(Proceeds $2,813,973,158)	(3,395,447,867)
TOTAL SECURITIES SOLD SHORT
(Proceeds $2,813,973,158)			(3,395,447,867)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Exchange-Traded Written Options (-7.1%) #
	Communication Services (-0.1%)
(2,398)	AST SpaceMobile, Inc.
(12,750,166)	Call, 01/15/27, Strike $30.00	$(7,361,860)
(955)	Sphere Entertainment Co.
(4,111,275)	Call, 01/16/26, Strike $35.00	(1,002,750)
		(8,364,610)
	Consumer Discretionary (0.0%)
(5,000)	Lucid Group, Inc.
(1,230,000)	Call, 08/21/26, Strike $3.00	(307,500)
(1,560)	PDD Holdings, Inc.
(17,698,200)	Call, 10/17/25, Strike $160.00	(124,020)
		(431,520)
	Energy (0.0%)
(1,728)	Noble Corp. PLC
(4,632,768)	Call, 09/19/25, Strike $35.00	(21,600)

	Information Technology (0.0%)
(350)	MicroStrategy, Inc.
(14,065,100)	Call, 01/15/27, Strike $690.00	(1,888,250)
(500)	Super Micro Computer, Inc.
(2,948,500)	Call, 01/16/26, Strike $50.00	(796,250)
		(2,684,500)
	Other (-7.0%)
(2,500)	S&P 500 Index
(1,584,847,500)	Call, 09/30/25, Strike $5,200.00	(294,525,000)
(3,000)	S&P 500 Index
(1,901,817,000)	Call, 09/30/25, Strike $6,300.00	(55,830,000)
(9,000)	S&P 500 Index
(5,705,451,000)	Put, 09/30/25, Strike $5,000.00	(8,325,000)
(9,000)	S&P 500 Index
(5,705,451,000)	Call, 09/30/25, Strike $5,500.00	(797,310,000)
		(1,155,990,000)
	Total Exchange-Traded Written Options
	(Premium $1,185,707,081)	(1,167,492,230)

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Bank of New York	European Monetary Unit	08/22/25	114,617,000	$130,956,780	$(2,424,857)
					$(2,424,857)

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	Singapore Dollar	08/22/25	1,571,000	$1,211,624	$14,718
Northern Trust Company	Japanese Yen	08/22/25	292,852,000	1,945,859	62,967
Northern Trust Company	Japanese Yen	08/22/25	1,337,120,000	8,884,509	528,839
State Street Bank and Trust	British Pound Sterling	08/22/25	8,569,000	11,318,549	145,053
State Street Bank and Trust	Singapore Dollar	08/22/25	26,085,000	20,117,894	127,990
State Street Bank and Trust	Japanese Yen	08/22/25	3,355,741,000	22,297,260	1,134,878
Northern Trust Company	European Monetary Unit	08/22/25	19,675,000	22,479,865	(134,102)
State Street Bank and Trust	European Monetary Unit	08/22/25	219,436,000	250,718,759	(2,081,511)
					$(201,168)

See accompanying Notes to Schedule of Investments

14

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $5,519,150,175.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
!!	Restricted security - The Fund may own investment securities that have other legal or contractual limitations.

Restricted Security	Acquisition Date	Acquisition Cost
SmileDirectClub, Inc.	02/05/2021	$12,518,360
Total		$12,518,360

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2025.
#	Non-income producing security.
‡‡‡	Security fair valued using significant unobservable inputs and classified as a Level 3 security.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2025.
***	The rate disclosed is the 7 day net yield as of July 31, 2025.

FOREIGN CURRENCY ABBREVIATION
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar

ABBREVIATION
ADR	American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown  in U.S. dollars. The principal amount for such securities is shown in the  respective foreign currency.  The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

15

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

TOTAL RETURN SWAPS

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	PERIODIC PAYMENT FREQUENCY	NOTIONAL AMOUNT	UPFRONT PAYMENTS (PAID)/ RECEIVED	MARKET VALUE	UNREALIZED APPRECIATION/ (DEPRECIATION)
Bank of America NA	Lucid Group, Inc.	Equity returns on 5,122,028 shares of Lucid Group, Inc.	1 mo. SOFR Plus 1.000%	04/01/30	Monthly	$4,497,390	—	$(624,638)	$(624,638)
Citibank NA	Zscaler, Inc.	Equity returns on 19,500 shares of Zscaler, Inc.	1 mo. SOFR Plus 1.000%	08/04/25	Monthly	6,121,830	—	553,410	553,410
Citibank NA	IREN Ltd.	Equity returns on 61,400 shares of IREN Ltd.	1 mo. SOFR Plus 1.000%	09/11/25	Monthly	996,522	—	7,368	7,368
Citibank NA	IREN Ltd.	Equity returns on 133,900 shares of IREN Ltd.	1 mo. SOFR Plus 1.000%	12/12/29	Monthly	2,173,197	—	16,068	16,068
Citibank NA	Lucid Group, Inc.	Equity returns on 7,287,500 shares of Lucid Group, Inc.	1 mo. SOFR Plus 1.000%	04/01/30	Monthly	15,741,000	—	(2,186,250)	(2,186,250)
							$—	$(2,234,042)	$(2,234,042)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$6,007,170,716	$—	$6,007,170,716
Corporate Bonds	—	133,163,348	—	133,163,348
Convertible Preferred Stocks	623,722,918	—	—	623,722,918
Common Stocks	9,750,202,783	119,316,140	14,462,500	9,883,981,423
Exchange-Traded Fund	117,893,033	—	—	117,893,033
Investments in Affiliated Fund	336,071,124	—	—	336,071,124
Warrants	1,942,827	5,705,646	—	7,648,473
Rights	42,500	197,706	277,808	518,014
Over the Counter Purchased Options	—	27,272,936	—	27,272,936
Exchange-Traded Purchased Options	30,385,620	—	—	30,385,620
Investment of Cash Collateral For Securities Loaned	—	157,688,637	—	157,688,637
Forward Foreign Currency Contracts	—	2,014,445	—	2,014,445
Total Return Swaps	—	576,846	—	576,846
Total	$10,860,260,805	$6,453,106,420	$14,740,308	$17,328,107,533
Liabilities:
Common Stocks Sold Short	$3,395,447,867	$—	$—	$3,395,447,867
Forward Foreign Currency Contracts	—	4,640,470	—	4,640,470
Exchange-Traded Written Options	1,167,492,230	—	—	1,167,492,230
Total Return Swaps	—	2,810,888	—	2,810,888
Total	$4,562,940,097	$7,451,358	$—	$4,570,391,455

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Market Neutral Income Fund’s assets and liabilities during the period ended July 31, 2025:

Investments in Securities	Balance as of October 31, 2024	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2025	Net change in Unrealized Appreciation (Depreciation) from investments still held as of July 31, 2025
Common Stocks	$-	$-	$-	$-	$-	$-	$14,462,500	$-	$14,462,500	$-
Rights	$277,808	$-	$-	$-	$-	$-	$-	$-	$277,808	$-
Total	$277,808	$-	$-	$-	$-	$-	$14,462,500	$-	$14,740,308	$-

See accompanying Notes to Schedule of Investments

16

Calamos Hedged Equity Fund
SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE

Common Stocks (101.6%)
	Communication Services (10.4%)
76,837	Alphabet, Inc. - Class A~	$14,745,020
76,657	Alphabet, Inc. - Class C	14,784,069
77,047	AT&T, Inc.	2,111,858
66,505	Comcast Corp. - Class A	2,209,961
12,298	Fox Corp. - Class A	685,737
14,221	Match Group, Inc.	487,354
30,837	Meta Platforms, Inc. - Class A	23,850,569
6,356	Netflix, Inc.#	7,369,146
10,172	T-Mobile U.S., Inc.	2,425,107
36,528	Uber Technologies, Inc.#	3,205,332
63,476	Verizon Communications, Inc.	2,714,234
30,838	Walt Disney Co.	3,673,114
		78,261,501
	Consumer Discretionary (10.9%)
134,662	Amazon.com, Inc.~#	31,525,721
10,881	Aptiv PLC#	746,872
549	Booking Holdings, Inc.	3,021,729
14,406	Caesars Entertainment, Inc.#	384,352
49,066	Carnival Corp.#	1,460,695
32,923	Chipotle Mexican Grill, Inc.#	1,411,738
4,254	Darden Restaurants, Inc.	857,904
4,969	DoorDash, Inc. - Class A#	1,243,492
13,219	DR Horton, Inc.	1,888,202
11,532	eBay, Inc.	1,058,061
58,697	Ford Motor Co.	649,776
22,036	General Motors Co.	1,175,400
16,183	Home Depot, Inc.	5,947,414
13,676	Las Vegas Sands Corp.	716,622
13,212	Lowe's Cos., Inc.	2,953,807
2,975	Lululemon Athletica, Inc.#	596,577
10,241	McDonald's Corp.	3,073,017
20,687	NIKE, Inc. - Class B~	1,545,112
31,362	Norwegian Cruise Line Holdings Ltd.#	801,613
19,140	O'Reilly Automotive, Inc.#	1,881,845
7,332	Ross Stores, Inc.	1,001,111
3,793	Royal Caribbean Cruises Ltd.	1,205,681
17,775	Starbucks Corp.~	1,584,819
39,073	Tesla, Inc.#	12,045,034
20,491	TJX Cos., Inc.	2,551,744
		81,328,338
	Consumer Staples (5.2%)
12,455	Archer-Daniels-Midland Co.	674,812
7,987	Church & Dwight Co., Inc.	748,941
51,658	Coca-Cola Co.~	3,507,062
12,030	Colgate-Palmolive Co.	1,008,715
5,676	Constellation Brands, Inc. - Class A	948,119
4,912	Costco Wholesale Corp.	4,615,512
3,844	Dollar General Corp.	403,236
6,623	Dollar Tree, Inc.#	752,042
4,351	Estee Lauder Cos., Inc. - Class A	406,122
13,140	General Mills, Inc.	643,597
7,429	Kimberly-Clark Corp.	925,802
17,293	Kroger Co.	1,212,239
34,707	Mondelez International, Inc. - Class A	2,245,196
15,006	Monster Beverage Corp.#	881,603
15,844	PepsiCo, Inc.~	2,185,204
29,002	Philip Morris International, Inc.~	4,757,778
28,483	Procter & Gamble Co.	4,285,837
12,943	Sysco Corp.	1,030,263
8,192	Target Corp.	823,296
73,299	Walmart, Inc.~	7,181,836
		39,237,212
	Energy (3.3%)
45,179	Chevron Corp.	6,850,944
21,706	ConocoPhillips	2,069,450
6,121	EOG Resources, Inc.	734,642
62,303	Exxon Mobil Corp.	6,955,507
41,177	Kinder Morgan, Inc.	1,155,427
12,437	Marathon Petroleum Corp.	2,116,653
12,227	Occidental Petroleum Corp.	537,254
8,254	ONEOK, Inc.	677,736
5,781	Phillips 66	714,416
17,420	Schlumberger NV	588,796
5,754	Valero Energy Corp.	790,082
20,780	Williams Cos., Inc.	1,245,761
		24,436,668
	Financials (13.7%)
8,535	Aflac, Inc.	848,038
6,556	Allstate Corp.	1,332,507
9,130	American Express Co.	2,732,700
4,016	Ameriprise Financial, Inc.	2,081,051
7,311	Arthur J Gallagher & Co.	2,100,085
6,029	Assurant, Inc.	1,129,232
131,154	Bank of America Corp.~	6,199,650
14,878	Bank of New York Mellon Corp.	1,509,373
22,096	Berkshire Hathaway, Inc. - Class B#	10,426,660
1,544	Blackrock, Inc.	1,707,679
7,623	Blackstone, Inc.	1,318,474
8,886	Capital One Financial Corp.	1,910,490
6,793	Cboe Global Markets, Inc.	1,637,385
28,496	Charles Schwab Corp.	2,784,914
9,078	Chubb Ltd.	2,415,111
21,464	Citigroup, Inc.	2,011,177
3,212	CME Group, Inc.	893,835
3,038	Coinbase Global, Inc. - Class A#	1,147,635
9,743	Fiserv, Inc.#	1,353,692
5,396	Global Payments, Inc.	431,410
8,662	Goldman Sachs Group, Inc.~	6,267,736
32,205	Huntington Bancshares, Inc.	529,128
3,683	Jack Henry & Associates, Inc.	625,429
39,213	JPMorgan Chase & Co.~	11,616,459
3,989	M&T Bank Corp.	752,724
11,338	Marsh & McLennan Cos., Inc.	2,258,530
12,904	Mastercard, Inc. - Class A~	7,309,729
12,363	MetLife, Inc.	938,970
20,097	Morgan Stanley	2,863,019
6,393	Northern Trust Corp.	831,090
10,321	PayPal Holdings, Inc.#	709,672
4,789	Prudential Financial, Inc.	496,045
4,153	S&P Global, Inc.	2,288,718
5,633	State Street Corp.	629,488
5,334	Travelers Cos., Inc.	1,388,120
14,757	U.S. Bancorp~	663,475
29,276	Visa, Inc. - Class A	10,113,980
75,872	Wells Fargo & Co.~	6,117,559
		102,370,969

See accompanying Notes to Schedule of Investments

1

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE
	Health Care (9.2%)
21,184	Abbott Laboratories	$2,673,209
26,316	AbbVie, Inc.	4,974,250
13,582	Agilent Technologies, Inc.	1,559,349
5,960	Amgen, Inc.	1,758,796
14,872	Baxter International, Inc.^	323,615
4,975	Becton Dickinson & Co.	886,794
3,099	Biogen, Inc.#	396,672
43,880	Boston Scientific Corp.#	4,603,890
9,676	Centene Corp.#	252,253
4,111	Cigna Group	1,099,199
18,180	CVS Health Corp.	1,128,978
11,872	Danaher Corp.	2,340,684
7,726	Dexcom, Inc.#	624,029
13,846	Edwards Lifesciences Corp.#	1,098,126
12,186	Eli Lilly & Co.~	9,018,493
5,097	GE HealthCare Technologies, Inc.	363,518
19,367	Gilead Sciences, Inc.	2,174,720
4,055	HCA Healthcare, Inc.	1,435,429
2,619	Humana, Inc.	654,410
6,938	Intuitive Surgical, Inc.#	3,337,802
3,926	IQVIA Holdings, Inc.#	729,686
33,502	Johnson & Johnson	5,519,120
3,839	Labcorp Holdings, Inc.	998,447
2,530	McKesson Corp.	1,754,656
20,540	Medtronic PLC	1,853,530
40,055	Merck & Co., Inc.	3,129,097
81,222	Pfizer, Inc.	1,891,660
988	Regeneron Pharmaceuticals, Inc.	538,915
1,425	Solventum Corp.#	101,688
3,618	Stryker Corp.	1,420,897
7,092	Thermo Fisher Scientific, Inc.~	3,316,787
14,629	UnitedHealth Group, Inc.	3,650,813
3,775	Vertex Pharmaceuticals, Inc.#	1,724,684
3,598	Zimmer Biomet Holdings, Inc.^	329,757
9,631	Zoetis, Inc.	1,404,104
		69,068,057
	Industrials (8.6%)
5,701	3M Co.	850,703
4,314	Allegion PLC	715,779
8,220	Automatic Data Processing, Inc.	2,544,090
10,491	Boeing Co.#	2,327,324
22,488	Carrier Global Corp.	1,543,127
7,922	Caterpillar, Inc.~	3,469,995
60,819	CSX Corp.~	2,161,507
4,136	Deere & Co.	2,168,794
5,674	Eaton Corp. PLC	2,182,901
16,231	Emerson Electric Co.	2,361,773
3,823	GE Vernova, Inc.	2,524,289
4,209	Generac Holdings, Inc.#	819,450
3,589	General Dynamics Corp.	1,118,368
15,296	General Electric Co.	4,146,440
13,749	Honeywell International, Inc.	3,057,090
711	Hubbell, Inc.	311,048
5,114	Illinois Tool Works, Inc.	1,309,031
13,191	Johnson Controls International PLC	1,385,055
5,713	L3Harris Technologies, Inc.	1,570,047
2,881	Lockheed Martin Corp.	1,212,843
12,068	Masco Corp.	822,193
3,281	Norfolk Southern Corp.	912,118
2,950	Northrop Grumman Corp.~	1,701,000
5,402	Otis Worldwide Corp.	462,897
12,662	PACCAR, Inc.	1,250,499
7,726	Paychex, Inc.	1,115,094
2,773	Paycom Software, Inc.	642,060
12,986	Pentair PLC	1,327,169
4,848	Quanta Services, Inc.	1,968,918
29,334	RTX Corp.	4,622,158
25,923	Southwest Airlines Co.^	801,798
11,457	Union Pacific Corp.	2,543,110
14,973	United Airlines Holdings, Inc.#	1,322,266
9,677	United Parcel Service, Inc. - Class B	833,770
1,801	United Rentals, Inc.	1,590,175
3,956	Veralto Corp.	414,708
4,856	Verisk Analytics, Inc.	1,353,416
9,295	Waste Management, Inc.	2,130,042
6,677	Xylem, Inc.	965,628
		64,558,673
	Information Technology (35.0%)
8,124	Accenture PLC - Class A	2,169,920
5,941	Adobe, Inc.#	2,125,036
27,112	Advanced Micro Devices, Inc.#	4,780,117
25,233	Amphenol Corp. - Class A	2,687,567
10,074	Analog Devices, Inc.	2,262,923
212,174	Apple, Inc.~	44,040,957
12,298	Applied Materials, Inc.	2,214,378
14,156	Arista Networks, Inc.#	1,744,302
3,512	Autodesk, Inc.#	1,064,522
66,774	Broadcom, Inc.	19,611,524
74,197	Cisco Systems, Inc.	5,051,332
9,850	Cognizant Technology Solutions Corp. - Class A	706,836
4,597	Crowdstrike Holdings, Inc. - Class A#	2,089,658
6,533	Datadog, Inc. - Class A#	914,489
2,074	Enphase Energy, Inc.#^	67,115
3,631	Gartner, Inc.#	1,229,638
20,249	HP, Inc.	502,175
62,656	Intel Corp.	1,240,589
9,908	International Business Machines Corp.	2,508,210
5,196	Intuit, Inc.~	4,079,536
4,961	Keysight Technologies, Inc.#	813,158
15,500	Lam Research Corp.	1,470,020
24,004	Micron Technology, Inc.~	2,619,797
106,720	Microsoft Corp.~	56,935,120
5,455	NetApp, Inc.	568,029
354,252	NVIDIA Corp.	63,010,803
5,433	NXP Semiconductors NV	1,161,412
8,500	ON Semiconductor Corp.#	479,060
26,394	Oracle Corp.~	6,698,005
31,352	Palantir Technologies, Inc. - Class A#	4,964,589
12,860	Palo Alto Networks, Inc.#	2,232,496
5,206	PTC, Inc.#	1,118,301
17,346	QUALCOMM, Inc.	2,545,699
16,418	Salesforce, Inc.	4,241,262
3,489	ServiceNow, Inc.#	3,290,546
7,747	Skyworks Solutions, Inc.	530,979
6,920	Super Micro Computer, Inc.#^	408,072
2,956	Synopsys, Inc.#	1,872,537
5,267	TE Connectivity PLC	1,083,685
7,812	Teradyne, Inc.	839,243
9,659	Texas Instruments, Inc.	1,748,859
2,371	Tyler Technologies, Inc.#	1,385,992
3,091	Workday, Inc. - Class A#	709,014
		261,817,502

See accompanying Notes to Schedule of Investments

2

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE
	Materials (1.6%)
4,767	Air Products & Chemicals, Inc.	$1,372,324
3,897	Avery Dennison Corp.	653,800
13,588	Corteva, Inc.	980,102
12,214	DuPont de Nemours, Inc.	878,187
38,304	Freeport-McMoRan, Inc.	1,541,353
10,654	Linde PLC	4,903,610
6,040	PPG Industries, Inc.	637,220
3,698	Sherwin-Williams Co.	1,223,594
		12,190,190
	Real Estate (1.7%)
4,152	Alexandria Real Estate Equities, Inc.	317,337
5,219	American Tower Corp.	1,087,587
7,360	Camden Property Trust	803,712
10,348	Crown Castle, Inc.	1,087,471
5,814	Digital Realty Trust, Inc.	1,025,822
954	Equinix, Inc.	749,052
38,809	Healthpeak Properties, Inc.	657,425
4,967	Mid-America Apartment Communities, Inc.	707,450
15,283	Prologis, Inc.	1,631,919
2,736	Public Storage	744,028
22,815	Realty Income Corp.	1,280,606
7,747	Regency Centers Corp.	553,136
12,028	UDR, Inc.	472,580
9,731	Welltower, Inc.	1,606,296
		12,724,421
	Utilities (2.0%)
29,640	AES Corp.	389,766
11,605	American Electric Power Co., Inc.	1,312,990
9,039	Consolidated Edison, Inc.	935,536
23,357	Dominion Energy, Inc.	1,365,217
14,781	Duke Energy Corp.	1,797,961
6,539	Edison International	340,813
13,234	Entergy Corp.	1,196,750
25,704	Exelon Corp.	1,155,138
14,970	FirstEnergy Corp.	639,369
23,776	NextEra Energy, Inc.	1,689,522
18,291	NiSource, Inc.	776,453
11,495	Public Service Enterprise Group, Inc.	1,032,136
16,408	Southern Co.	1,550,228
13,174	Xcel Energy, Inc.	967,498
		15,149,377
	TOTAL COMMON STOCKS (Cost $423,768,222)	761,142,908

Exchange-Traded Fund (0.4%)
	Other (0.4%)
4,568	SPDR® S&P 500® ETF Trust (Cost $2,573,008)	2,887,341

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Option (2.4%) #
	Other (2.4%)
800 507,151,200	S&P 500 Index Put, 06/30/26, Strike $6,000.00 (Cost $24,450,584)	$17,836,000

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.0%)
366,541	State Street Navigator Securities Lending Government Money Market Portfolio, 4.325%†*** (Cost $366,541)	$366,541
TOTAL INVESTMENTS (104.4%) (Cost $451,158,355)		782,232,790

PAYABLE UPON RETURN OF SECURITIES ON LOAN (0.0%)		(366,541)

LIABILITIES, LESS OTHER ASSETS (-4.4%)		(33,126,108)

NET ASSETS (100.0%)		$748,740,141

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Written Options (-4.4%) #
	Other (-4.4%)
(100) (63,393,900)	S&P 500 Index Put, 06/30/26, Strike $4,500.00	$(538,000)
(435) (275,763,465)	S&P 500 Index Call, 06/30/26, Strike $6,000.00	(32,431,425)
		(32,969,425)
	Total Exchange-Traded Written Options (Premium $25,694,512)	$(32,969,425)

See accompanying Notes to Schedule of Investments

3

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $124,940,888.
#	Non-income producing security.
^	Security, or portion of security, is on loan.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2025.
***	The rate disclosed is the 7 day net yield as of July 31, 2025.

Note:  The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$761,142,908	$—	$—	$761,142,908
Exchange-Traded Fund	2,887,341	—	—	2,887,341
Exchange-Traded Purchased Option	17,836,000	—	—	17,836,000
Investment of Cash Collateral For Securities Loaned	—	366,541	—	366,541
Total	$781,866,249	$366,541	$—	$782,232,790
Liabilities:
Exchange-Traded Written Options	$32,969,425	$—	$—	$32,969,425
Total	$32,969,425	$—	$—	$32,969,425

See accompanying Notes to Schedule of Investments

4

Calamos Phineus Long/Short Fund
SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF SHARES			VALUE

Common Stocks (81.7%)
		Communication Services (7.0%)
236,000		Alphabet, Inc. - Class A	$45,288,400
559,000		Pinterest, Inc. - Class A~#	21,577,400
17,700		Spotify Technology SA#	11,089,758
			77,955,558
		Consumer Discretionary (6.7%)
204,000		Amazon.com, Inc.~#	47,758,440
102,500		Marriott International, Inc. - Class A~	27,042,575
			74,801,015
		Consumer Staples (1.6%)
109,500		Constellation Brands, Inc. - Class A~	18,290,880

		Financials (7.0%)
53,000		Capital One Financial Corp.	11,395,000
223,000		Morgan Stanley~	31,768,580
443,800		Wells Fargo & Co.~	35,783,594
			78,947,174
		Health Care (8.3%)
55,000		Danaher Corp.	10,843,800
140,000		Johnson & Johnson	23,063,600
13,300		Thermo Fisher Scientific, Inc.	6,220,144
133,000		UnitedHealth Group, Inc.~	33,191,480
210,000		Zimmer Biomet Holdings, Inc.~	19,246,500
			92,565,524
		Industrials (26.9%)
262,500		3M Co.~	39,170,250
1,006,000	GBP	BAE Systems PLC	24,003,780
196,000		Boeing Co.~#	43,480,640
260,500		Booz Allen Hamilton Holding Corp.~	27,959,465
57,500		CACI International, Inc. - Class A#^	26,482,775
400,000		Canadian Pacific Kansas City Ltd.~	29,420,000
41,500		Jacobs Solutions, Inc.	5,887,605
185,000		L3Harris Technologies, Inc.~	50,841,700
53,500	EUR	Schneider Electric SE	13,845,437
129,500		Union Pacific Corp.~	28,745,115
125,000		United Airlines Holdings, Inc.#	11,038,750
			300,875,517
		Information Technology (21.1%)
259,000		Coherent Corp.#	27,868,400
73,000		Fabrinet~#^	23,632,290
292,000		Flex Ltd.~#	14,562,040
116,500		Microsoft Corp.~	62,152,750
312,000		NVIDIA Corp.~	55,495,440
150,000		Oracle Corp.~	38,065,500
15,800		ServiceNow, Inc.#	14,901,296
			236,677,716
		Materials (3.1%)
24,000		Linde PLC	11,046,240
16,500		Sherwin-Williams Co.	5,459,520
574,500		Teck Resources Ltd. - Class B^	18,648,270
			35,154,030
		TOTAL COMMON STOCKS (Cost $787,665,573)	915,267,414

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

Exchange-Traded Purchased Options (1.4%) #
		Communication Services (0.1%)
1,240 19,913,160		Reddit, Inc. Call, 08/01/25, Strike $160.00	$1,475,600

		Consumer Discretionary (0.0%)
1,020 23,879,220		Amazon.com, Inc. Put, 08/01/25, Strike $212.50	59,160

		Energy (0.1%)
4,100 24,579,500		Williams Cos., Inc. Call, 08/08/25, Strike $60.00	533,000

		Financials (0.0%)
905 19,457,500		Capital One Financial Corp. Call, 08/01/25, Strike $222.50	6,788

		Health Care (0.3%)
1,360 10,624,320		Merck & Co., Inc. Call, 08/01/25, Strike $85.00	3,400
1,330 33,191,480		UnitedHealth Group, Inc. Put, 08/01/25, Strike $275.00	3,374,875
			3,378,275
		Industrials (0.6%)
29,500 22,254,800	EUR	Deutsche Lufthansa AG Call, 03/20/26, Strike 6.00	6,076,602
1,850 50,841,700		L3Harris Technologies, Inc. Put, 08/15/25, Strike $260.00	97,125
1,050 24,061,800		Waste Management, Inc. Call, 08/15/25, Strike $230.00	367,500
			6,541,227
		Information Technology (0.2%)
625 11,019,375		Advanced Micro Devices, Inc. Call, 08/08/25, Strike $190.00	217,187
930 19,304,010		Apple, Inc. Call, 08/01/25, Strike $210.00	323,175
5,850 25,067,250		Bill Holdings, Inc. Call, 09/19/25, Strike $55.00	599,625
830 11,618,340		Datadog, Inc. Put, 08/08/25, Strike $135.00	338,225
830 11,618,340		Datadog, Inc. Call, 08/08/25, Strike $150.00	236,550
2,160 10,771,920		Flex Ltd. Call, 08/15/25, Strike $55.00	27,000
1,900 33,795,300		NVIDIA Corp. Call, 08/01/25, Strike $182.50	49,400
1,500 38,065,500		Oracle Corp. Put, 08/15/25, Strike $250.00	783,750
			2,574,912

See accompanying Notes to Schedule of Investments

1

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
	Materials (0.0%)
5,920 19,216,320	Teck Resources Ltd. Call, 08/15/25, Strike $43.00	$133,200

	Other (0.1%)
2,400 6,220,800	GEO Group, Inc. Call, 12/19/25, Strike $28.00	774,000
13,000 112,996,000	iShares 20+ Year Treasury Bond ETF Put, 08/15/25, Strike $84.00	240,500
5,400 341,323,200	SPDR® S&P 500® ETF Trust Put, 08/01/25, Strike $625.00	359,100
3,530 223,124,240	SPDR® S&P 500® ETF Trust Call, 08/04/25, Strike $640.00	165,910
9,650 24,539,950	STMicroelectronics NV Call, 08/15/25, Strike $35.00	24,125
		1,563,635
	Total Exchange-Traded Purchased Options (Premium $19,279,084)	16,265,797

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.9%)
21,205,115	State Street Navigator Securities Lending Government Money Market Portfolio, 4.325%†*** (Cost $21,205,115)	$21,205,115
TOTAL INVESTMENTS (85.0%) (Cost $828,149,772)		952,738,326

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.9%)		(21,205,115)

OTHER ASSETS, LESS LIABILITIES (16.9%)		189,059,202

NET ASSETS (100.0%)		$1,120,592,413

NUMBER OF SHARES		VALUE

Common Stocks Sold Short (-2.8%) #
	Industrials (-1.1%)
(76,500)	RTX Corp.	$(12,054,105)

	Information Technology (-1.7%)
(93,000)	Apple, Inc.	(19,304,010)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $29,307,611)	(31,358,115)

Exchange-Traded Fund Sold Short (-29.1%) #
	Other (-29.1%)
(516,500)	SPDR® S&P 500® ETF Trust (Proceeds $290,768,040)	(326,469,320)
TOTAL SECURITIES SOLD SHORT (Proceeds $320,075,651)		(357,827,435)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Written Options (-2.5%) #
	Communication Services (-0.1%)
(1,240) (19,913,160)	Reddit, Inc. Call, 09/19/25, Strike $200.00	$(892,800)

	Energy (0.0%)
(4,100) (24,579,500)	Williams Cos., Inc. Put, 08/15/25, Strike $55.00	(112,750)

	Health Care (-0.1%)
(1,330) (33,191,480)	UnitedHealth Group, Inc. Put, 10/17/25, Strike $220.00	(957,600)
(1,330) (33,191,480)	UnitedHealth Group, Inc. Call, 09/19/25, Strike $450.00	(23,940)
		(981,540)
	Industrials (0.0%)
(1,850) (50,841,700)	L3Harris Technologies, Inc. Put, 09/19/25, Strike $240.00	(106,375)
(1,850) (50,841,700)	L3Harris Technologies, Inc. Call, 09/19/25, Strike $300.00	(240,500)
		(346,875)
	Information Technology (-0.8%)
(625) (11,019,375)	Advanced Micro Devices, Inc. Call, 08/01/25, Strike $180.00	(46,875)
(930) (19,304,010)	Apple, Inc. Call, 09/19/25, Strike $240.00	(88,350)
(5,850) (25,067,250)	Bill Holdings, Inc. Put, 08/15/25, Strike $42.50	(745,875)
(1,165) (62,152,750)	Microsoft Corp. Call, 08/15/25, Strike $490.00	(5,292,013)
(3,120) (55,495,440)	NVIDIA Corp. Call, 10/17/25, Strike $195.00	(2,051,400)
(750) (19,032,750)	Oracle Corp. Call, 09/19/25, Strike $290.00	(416,250)
(1,500) (38,065,500)	Oracle Corp. Put, 08/15/25, Strike $230.00	(151,500)
(625) (10,850,000)	Palo Alto Networks, Inc. Call, 09/19/25, Strike $180.00	(471,875)
(158) (14,901,296)	ServiceNow, Inc. Put, 09/19/25, Strike $800.00	(83,740)
		(9,347,878)
	Other (-1.5%)
(2,400) (6,220,800)	GEO Group, Inc. Put, 08/15/25, Strike $24.00	(204,000)
(6,500) (56,498,000)	iShares 20+ Year Treasury Bond ETF Put, 08/15/25, Strike $81.00	(29,250)

See accompanying Notes to Schedule of Investments

2

Calamos Phineus Long/Short Fund
SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
(2,750) (173,822,000)	SPDR® S&P 500® ETF Trust Call, 08/15/25, Strike $600.00	$(9,328,000)
(5,400) (341,323,200)	SPDR® S&P 500® ETF Trust Call, 09/19/25, Strike $645.00	(3,823,200)
(8,100) (511,984,800)	SPDR® S&P 500® ETF Trust Put, 09/19/25, Strike $520.00	(765,450)
(9,650) (24,539,950)	STMicroelectronics NV Call, 09/19/25, Strike $40.00	(120,625)
(9,650) (24,539,950)	STMicroelectronics NV Put, 09/19/25, Strike $27.00	(2,147,125)
		(16,417,650)
	TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premium $17,237,743)	(28,099,493)

NOTES TO SCHEDULE OF INVESTMENTS
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $531,606,370.
#	Non-income producing security.
^	Security, or portion of security, is on loan.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2025.
***	The rate disclosed is the 7 day net yield as of July 31, 2025.

FOREIGN CURRENCY ABBREVIATIONS
EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$877,418,197	$37,849,217	$—	$915,267,414
Exchange-Traded Purchased Options	16,265,797	—	—	16,265,797
Investment of Cash Collateral For Securities Loaned	—	21,205,115	—	21,205,115
Total	$893,683,994	$59,054,332	$—	$952,738,326
Liabilities:
Common Stocks Sold Short	$31,358,115	$—	$—	$31,358,115
Exchange-Traded Fund Sold Short	326,469,320	—	—	326,469,320
Exchange-Traded Written Options	28,099,493	—	—	28,099,493
Total	$385,926,928	$—	$—	$385,926,928

See accompanying Notes to Schedule of Investments

3

Calamos Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CONVERTIBLE BONDS (37.1%)
	Consumer Discretionary (2.6%)
42,000	Alibaba Group Holding Ltd.
	0.500%, 06/01/31	$55,836

	Financials (3.6%)
84,000	Global Payments, Inc.
	1.500%, 03/01/31	76,329

	Information Technology (23.3%)
79,000	BlackLine, Inc.
	1.000%, 06/01/29	82,325
55,000	Rapid7, Inc.~
	0.250%, 03/15/27	51,102
27,000	Shift4 Payments, Inc.
	0.500%, 08/01/27	29,439
27,000	Wolfspeed, Inc.@
	0.250%, 02/15/28	8,101
37,000	CSG Systems International, Inc.
	3.875%, 09/15/28	40,942
126,000	Five9, Inc.
	1.000%, 03/15/29	110,629
35,000	Rapid7, Inc.
	1.250%, 03/15/29	31,098
112,000	Core Scientific, Inc.*
	0.000%, 06/15/31	113,145
34,000	PagerDuty, Inc.
	1.500%, 10/15/28	32,679
		499,460
	Real Estate (4.6%)
106,000	Redfin Corp.
	0.500%, 04/01/27	97,621

	Utilities (3.0%)
49,000	TXNM Energy, Inc.
	5.750%, 06/01/54	64,276
	Total Convertible Bonds
	(Cost $786,241)	793,522

NUMBER OF
SHARES		VALUE

Common Stocks (50.3%)
	Communication Services (1.7%)
1,510	Interpublic Group of Cos., Inc.~	$37,146

	Consumer Discretionary (0.0%)
11	Skechers USA, Inc. - Class A#	696

	Consumer Staples (7.9%)
221	Boston Beer Co., Inc. - Class A~#	45,765
1,548	Kellanova~	123,577
		169,342
	Energy (4.3%)
303	Noble Corp. PLC	8,123
364	Core Natural Resources, Inc.	26,867
1,660	Schlumberger NV	56,108
		91,098
	Health Care (9.8%)
1,272	Amedisys, Inc.~#	125,419
2,840	Pfizer, Inc.	66,144
180	Verona Pharma PLC ADR#	18,916
		210,479
	Industrials (3.7%)
282	Norfolk Southern Corp.	78,396

	Information Technology (1.6%)
517	Blackbaud, Inc.~#	34,856
		34,856
	Other (1.2%)
2,594	D Boral ARC Acquisition I Corp.#	25,836

	Special Purpose Acquisition Companies (20.1%)#
144	Pioneer Acquisition I Corp.	1,446
768	Cohen Circle Acquisition Corp. II	7,895
2,494	Solarius Capital Acquisition Corp.	25,114
7,294	Vendome Acquisition Corp. I	73,086
4,527	Four Leaf Acquisition Corp. - Class A~	52,423
7,970	Everest Consolidator Acquisition Corp.‡‡‡	92,213
15,116	FutureTech II Acquisition Corp. - Class A~	176,857
		429,034
	Total Common Stocks
	(Cost $1,096,263)	1,076,883

Rights (0.0%) #
	Consumer Staples (0.0%)
755	Mirati Therapeutics, Inc.,
	(Expires 12/31/99)‡‡‡	755

	Special Purpose Acquisition Companies (0.0%)
23	Quetta Acquisition Corp.,
	(Expires 11/30/24)	32
327	Ai Transportation Acquisition Corp.,
	(Expires 10/25/24)	49
81	Black Hawk Acquisition Corp.,
	(Expires 6/20/25)	121
		202
	Total Rights
	(Cost $706)	957

Warrants (0.2%) #
	Materials (0.2%)
7,200	Blue Gold Ltd.
	06/25/30, Strike $11.50	3,380

	Special Purpose Acquisition Company (0.0%)
115	Spark I Acquisition Corp.
	11/27/28, Strike $11.50	28
	Total Warrants
	(Cost $2,196)	3,408

See accompanying Notes to Schedule of Investments

1

Calamos Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Exchange-Traded Purchased Option # (0.0%)
	Energy (0.0%)
3	Noble Corp. PLC
8,043	Expires 09/19/25, Strike $32.50
	(Cost $399)	$90
TOTAL INVESTMENTS (87.6%) (Cost $1,885,805)		1,874,860

OTHER ASSETS, LESS LIABILITIES (12.4%)		266,438

NET ASSETS (100.0%)		$2,141,298

NUMBER OF
SHARES		VALUE

Common Stocks Sold Short (-3.4%) #
	Communication Services (-0.5%)
(136)	Omnicom Group, Inc.	$(9,799)

	Industrials (-2.9%)
(282)	Union Pacific Corp.	(62,595)
	Total Common Stocks Sold Short
	(Proceeds $73,867)	$(72,394)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Exchange-Traded Written Option (0.0%) #
Energy (0.0%)
(6)	Noble Corp. PLC
(16,086)	Call, 09/19/25, Strike $35.00
	(Premium $432)	$(75)

NOTES TO SCHEDULE OF INVESTMENTS
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $351,387.
@	In default status and considered non-income producing.
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
#	Non-income producing security.
‡‡‡	Security fair valued using significant unobservable inputs and classified as a Level 3 security.

ABBREVIATION

ADR	American Depositary Receipt

Note:  The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$793,522	$—	$793,522
Common Stocks	824,706	159,964	92,213	1,076,883
Rights	—	202	755	957
Warrants	3,380	28	—	3,408
Exchange-Traded Purchased Option	90	—	—	90
Total	$828,176	$953,716	$92,968	$1,874,860
Liabilities:
Common Stocks Sold Short	$72,394	$—	$—	$72,394
Exchange-Traded Written Option	75	—	—	75
Total	$72,469	$—	$—	$72,469

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Merger Arbitrage Fund’s assets and liabilities during the period ended July 31, 2025:

Investments in Securities	Balance as of October 31, 2024	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2025	Net change in Unrealized Appreciation (Depreciation) from investments still held as of July 31, 2025
Common Stocks	$—	$—	$—	$—	$—	$—	$92,213	$—	$92,213	$—
Rights	755	—	—	—	—	—	—	—	755	—
Total	$755	$—	$—	$—	$—	$—	$92,213	$—	$92,968	$—

See accompanying Notes to Schedule of Investments

2

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CONVERTIBLE BONDS (85.9%)
	Communication Services (12.8%)
4,250,000	AST SpaceMobile, Inc.*
	2.375%, 10/15/32	$4,479,075
16,000,000	DoorDash, Inc.*
	0.000%, 05/15/30	17,395,840
11,250,000	Liberty Media Corp.-Liberty Formula One
	2.250%, 08/15/27	14,661,788
16,250,000	Live Nation Entertainment, Inc.*^
	2.875%, 01/15/30	17,500,437
4,000,000	MakeMyTrip Ltd.*
	0.000%, 07/01/30	4,123,840
16,750,000	Snap, Inc.
	0.500%, 05/01/30	14,697,622
	Uber Technologies, Inc.
13,500,000	0.000%, 05/15/28*	15,122,835
10,532,000	0.875%, 12/01/28	14,394,295
5,250,000	0.000%, 12/15/25^	5,974,763
		108,350,495
	Consumer Discretionary (8.1%)
11,750,000	Alibaba Group Holding Ltd.
	0.500%, 06/01/31	15,620,802
5,750,000	Carnival Corp.
	5.750%, 12/01/27	13,306,248
4,000,000	Etsy, Inc.*
	1.000%, 06/15/30	4,035,520
3,500,000	Lucid Group, Inc.*
	5.000%, 04/01/30	3,531,045
14,000,000	Rivian Automotive, Inc.
	3.625%, 10/15/30	12,214,160
1,000,000	Royal Caribbean Cruises Ltd.
	6.000%, 08/15/25	6,411,970
3,875,000	Shake Shack, Inc.
	0.000%, 03/01/28	3,913,285
6,000,000	Wayfair, Inc.
	3.500%, 11/15/28	9,702,840
		68,735,870
	Consumer Staples (1.0%)
4,000,000	Enovis Corp.
	3.875%, 10/15/28	3,821,200
4,000,000	Oddity Finance LLC*
	0.000%, 06/15/30	4,222,160
		8,043,360
	Energy (0.6%)
5,000,000	Northern Oil & Gas, Inc.
	3.625%, 04/15/29	5,216,950

	Financials (2.7%)
4,500,000	Affirm Holdings, Inc.*
	0.750%, 12/15/29	4,758,435
6,375,000	Coinbase Global, Inc.
	0.250%, 04/01/30	8,738,404
2,875,000	IREN Ltd.*
	3.500%, 12/15/29	4,099,635
4,500,000	Upstart Holdings, Inc.*
	1.000%, 11/15/30	5,384,655
		22,981,129
	Health Care (7.3%)
5,500,000	Alnylam Pharmaceuticals, Inc.
	1.000%, 09/15/27	8,096,770
8,500,000	Alphatec Holdings, Inc.*
	0.750%, 03/15/30	8,400,975
3,750,000	Bridgebio Pharma, Inc.^
	2.500%, 03/15/27	4,944,525
6,250,000	Exact Sciences Corp.*~
	2.000%, 03/01/30	6,025,937
8,250,000	Halozyme Therapeutics, Inc.
	0.250%, 03/01/27	8,540,152
4,250,000	Integer Holdings Corp.*
	1.875%, 03/15/30	4,177,538
4,500,000	Ionis Pharmaceuticals, Inc.^
	1.750%, 06/15/28	4,927,815
8,000,000	Jazz Investments I Ltd.*^
	3.125%, 09/15/30	8,835,920
2,859,000	Lantheus Holdings, Inc.
	2.625%, 12/15/27	3,381,368
3,500,000	Merit Medical Systems, Inc.*
	3.000%, 02/01/29	4,129,405
		61,460,405
	Industrials (3.9%)
7,500,000	AeroVironment, Inc.
	0.000%, 07/15/30	8,447,400
2,000,000	Axon Enterprise, Inc.
	0.500%, 12/15/27	6,600,480
4,500,000	Bloom Energy Corp.
	3.000%, 06/01/28	9,462,690
3,250,000	Fluor Corp.
	1.125%, 08/15/29	4,577,788
3,500,000	Tetra Tech, Inc.
	2.250%, 08/15/28	3,991,995
		33,080,353
	Information Technology (38.1%)
4,750,000	Advanced Energy Industries, Inc.
	2.500%, 09/15/28	5,836,230
8,000,000	Akamai Technologies, Inc.*
	0.250%, 05/15/33	8,072,480
3,500,000	Alkami Technology, Inc.*
	1.500%, 03/15/30	3,576,335
1,250,000	Applied Digital Corp.*
	2.750%, 06/01/30	1,959,613
9,250,000	Bill Holdings, Inc.*^
	0.000%, 04/01/30	7,816,250
10,287,000	Cloudflare, Inc.*
	0.000%, 06/15/30	11,453,854
	Core Scientific, Inc.*
9,250,000	0.000%, 06/15/31^	9,344,535
2,625,000	3.000%, 09/01/29	3,833,786
16,200,000	CyberArk Software Ltd.*
	0.000%, 06/15/30	16,678,062
18,500,000	Datadog, Inc.*^
	0.000%, 12/01/29	17,993,655
8,750,000	Guidewire Software, Inc.*
	1.250%, 11/01/29	10,049,988
4,000,000	Itron, Inc.
	1.375%, 07/15/30	4,598,000
3,986,000	Life360, Inc.*
	0.000%, 06/01/30	4,711,970
7,750,000	Lumentum Holdings, Inc.
	1.500%, 12/15/29	13,323,567

See accompanying Notes to Schedule of Investments

1

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
8,500,000	MACOM Technology Solutions Holdings, Inc.*
	0.000%, 12/15/29	$8,888,790
	MicroStrategy, Inc.
20,500,000	0.000%, 03/01/30*	24,056,545
6,750,000	0.875%, 03/15/31	12,695,467
7,500,000	Mirion Technologies, Inc.*
	0.250%, 06/01/30	8,875,050
16,250,000	MKS, Inc.^
	1.250%, 06/01/30	15,875,437
11,500,000	Nutanix, Inc.*^
	0.500%, 12/15/29	12,997,070
7,250,000	ON Semiconductor Corp.
	0.000%, 05/01/27	8,934,973
	PAR Technology Corp.
2,750,000	1.500%, 10/15/27	2,988,288
2,200,000	1.000%, 01/15/30*	2,094,598
4,750,000	Parsons Corp.
	2.625%, 03/01/29	5,196,643
4,000,000	Q2 Holdings, Inc.
	0.750%, 06/01/26	4,397,880
4,500,000	Rapid7, Inc.
	1.250%, 03/15/29	3,998,250
2,625,000	Riot Platforms, Inc.*
	0.750%, 01/15/30	3,044,974
4,298,000	Rubrik, Inc.*
	0.000%, 06/15/30	4,615,794
6,250,000	Seagate HDD Cayman
	3.500%, 06/01/28	12,125,250
	Shift4 Payments, Inc.
7,750,000	0.500%, 08/01/27^	8,449,980
6,750,000	0.000%, 12/15/25	8,779,455
11,250,000	Snowflake, Inc.*
	0.000%, 10/01/29	17,503,987
7,000,000	Spotify USA, Inc.
	0.000%, 03/15/26	8,880,060
3,500,000	Super Micro Computer, Inc.*
	0.000%, 06/15/30	4,462,815
3,500,000	Tyler Technologies, Inc.
	0.250%, 03/15/26	4,232,970
4,500,000	Varonis Systems, Inc.*
	1.000%, 09/15/29	4,799,025
5,000,000	Western Digital Corp.
	3.000%, 11/15/28	10,727,900
10,000,000	Wolfspeed, Inc.@
	1.875%, 12/01/29	3,081,300
		320,950,826
	Materials (1.2%)
298,000	Centrus Energy Corp.*
	2.250%, 11/01/30	710,772
3,250,000	MP Materials Corp.*
	3.000%, 03/01/30	9,525,067
		10,235,839
	Other (0.5%)
4,000,000	Repligen Corp.
	1.000%, 12/15/28	3,898,920

	Real Estate (2.3%)
8,750,000	Digital Realty Trust LP*
	1.875%, 11/15/29	9,243,413
7,250,000	Welltower OP LLC*^
	3.125%, 07/15/29	10,045,092
		19,288,505
	Utilities (7.4%)
11,000,000	CMS Energy Corp.
	3.375%, 05/01/28	12,063,590
8,000,000	Duke Energy Corp.
	4.125%, 04/15/26	8,573,200
17,750,000	NextEra Energy Capital Holdings, Inc.
	3.000%, 03/01/27	20,255,767
11,500,000	PPL Capital Funding, Inc.
	2.875%, 03/15/28	12,845,040
7,500,000	Southern Co.
	4.500%, 06/15/27	8,398,950
		62,136,547
	TOTAL CONVERTIBLE BONDS
	(Cost $639,171,875)	724,379,199

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (11.3%)
	Financials (4.8%)
127,810	Apollo Global Management, Inc.~
	6.750%, 07/31/26	$9,736,566
173,440	ARES Management Corp.
	6.750%, 10/01/27	9,816,704
10,300	Bank of America Corp.~‡‡
	7.250%	12,566,000
153,130	KKR & Co., Inc.
	6.250%, 03/01/28	8,797,318
		40,916,588
	Industrials (3.9%)
397,810	Boeing Co.~
	6.000%, 10/15/27	28,125,167
81,910	QXO, Inc.#
	5.500%, 05/15/28	4,736,036
		32,861,203
	Information Technology (2.0%)
157,080	Hewlett Packard Enterprise Co.
	7.625%, 09/01/27	9,424,800
120,070	Microchip Technology, Inc.
	7.500%, 03/15/28	7,553,604
		16,978,404
	Materials (0.6%)
141,385	Albemarle Corp.
	7.250%, 03/01/27	4,801,435
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $82,913,146)	95,557,630

Common Stocks (0.7%)
	Communication Services (0.5%)
74,133	AST SpaceMobile, Inc.^#	3,941,652

See accompanying Notes to Schedule of Investments

2

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE
	Energy (0.2%)
9,285	Centrus Energy Corp. - Class A^#	$1,999,989
	Total Common Stocks (Cost $5,847,570)	$5,941,641

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (0.1%) #
	Communication Services (0.0%)
500 2,658,500	AST SpaceMobile, Inc. Put, 09/19/25, Strike $45.00	$163,750

	Other (0.1%)
800 50,566,400	SPDR® S&P 500® ETF Trust Put, 08/15/25, Strike $575.00	35,600
700 44,245,600	SPDR® S&P 500® ETF Trust Put, 09/19/25, Strike $600.00	346,850
		382,450
	Total Exchange-Traded Purchased Options (Cost $1,888,933)	546,200

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (6.1%)
51,187,763	State Street Navigator Securities Lending Government Money Market Portfolio, 4.325%†*** (Cost $51,187,763)	$51,187,763
TOTAL INVESTMENTS (104.1%) (Cost $781,009,287)		877,612,433

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-6.1%)		(51,187,763)

OTHER ASSETS, LESS LIABILITIES (2.0%)		16,910,160

NET ASSETS (100.0%)		$843,334,830

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Goldman Sachs & Co.	Hong Kong Dollar	08/22/25	46,403,000	$5,921,580	$(43,281)
Bank of New York	Hong Kong Dollar	08/22/25	13,937,000	1,778,529	(15,727)
State Street Bank and Trust	Hong Kong Dollar	08/22/25	10,099,000	1,288,754	(2,245)
Northern Trust Company	Hong Kong Dollar	08/22/25	6,769,000	863,806	(3,249)
					$(64,502)

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	Hong Kong Dollar	08/22/25	5,595,000	$713,989	$2,928
Northern Trust Company	Hong Kong Dollar	08/22/25	13,114,000	1,673,504	2,713
State Street Bank and Trust	Hong Kong Dollar	08/22/25	152,879,000	19,509,196	159,506
					$165,147

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $32,573,731.
@	In default status and considered non-income producing.
‡‡	Perpetual maturity.
#	Non-income producing security.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2025.
***	The rate disclosed is the 7 day net yield as of July 31, 2025.

See accompanying Notes to Schedule of Investments

3

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$724,379,199	$—	$724,379,199
Convertible Preferred Stocks	95,557,630	—	—	95,557,630
Common Stocks	5,941,641	—	—	5,941,641
Exchange-Traded Purchased Options	546,200	—	—	546,200
Investment of Cash Collateral For Securities Loaned	—	51,187,763	—	51,187,763
Forward Foreign Currency Contracts	—	165,147	—	165,147
Total	$102,045,471	$775,732,109	$—	$877,777,580
Liabilities:
Forward Foreign Currency Contracts	$—	$64,502	$—	$64,502
Total	$—	$64,502	$—	$64,502

See accompanying Notes to Schedule of Investments

4

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (87.9%)
		Communication Services (11.7%)
626,000		AST SpaceMobile, Inc.*
		2.375%, 10/15/32	$659,741
2,775,000		DoorDash, Inc.*
		0.000%, 05/15/30	3,017,091
3,835,000		JD.com, Inc.
		0.250%, 06/01/29	3,942,188
2,789,000		MakeMyTrip Ltd.*
		0.000%, 07/01/30	2,875,348
1,257,000		Snap, Inc.
		0.500%, 05/01/30	1,102,980
2,522,000		Trip.com Group Ltd.
		0.750%, 06/15/29	2,870,843
		Uber Technologies, Inc.
1,196,000		0.875%, 12/01/28	1,634,597
614,000		0.000%, 05/15/28*	687,809
			16,790,597
		Consumer Discretionary (17.8%)
2,363,200	EUR	Accor SA
		0.700%, 12/07/27	1,514,785
5,092,000		Alibaba Group Holding Ltd.
		0.500%, 06/01/31	6,769,458
1,411,000		Etsy, Inc.*^
		1.000%, 06/15/30	1,423,530
1,329,000		Farfetch Ltd.@
		3.750%, 05/01/27	27,803
1,400,000	AUD	Flight Centre Travel Group Ltd.
		1.625%, 11/01/28	877,064
160,000,000	JPY	Kyoritsu Maintenance Co. Ltd.
		0.000%, 01/29/26	1,661,676
970,000		Lucid Group, Inc.*
		5.000%, 04/01/30	978,604
1,752,000		Meritage Homes Corp.^
		1.750%, 05/15/28	1,732,518
646,000		NIO, Inc.
		4.625%, 10/15/30	482,801
1,200,000	EUR	Pirelli & C SpA
		0.000%, 12/22/25	1,445,895
2,569,000		Rivian Automotive, Inc.
		4.625%, 03/15/29	2,535,834
160,000,000	JPY	Sanrio Co. Ltd.
		0.000%, 12/14/28	2,600,286
1,398,000		Wayfair, Inc.
		3.500%, 11/15/28	2,260,762
1,283,000		Wynn Macau Ltd.*
		4.500%, 03/07/29	1,329,752
			25,640,768
		Consumer Staples (3.2%)
600,000	EUR	Davide Campari-Milano NV
		2.375%, 01/17/29	671,909
1,208,000		Enovis Corp.
		3.875%, 10/15/28	1,154,002
1,000,000	EUR	Fomento Economico Mexicano SAB de CV
		2.625%, 02/24/26	1,140,309
1,500,000		Oddity Finance LLC*
		0.000%, 06/15/30	1,583,310
			4,549,530
		Energy (4.2%)
2,300,000	EUR	Eni SpA
		2.950%, 09/14/30	2,735,235
670,000		Nabors Industries, Inc.
		1.750%, 06/15/29	403,909
1,341,000		Northern Oil & Gas, Inc.
		3.625%, 04/15/29	1,399,186
613,000		Peabody Energy Corp.
		3.250%, 03/01/28	693,377
500,000	EUR	Saipem SpA
		2.875%, 09/11/29	831,153
			6,062,860
		Financials (1.8%)
622,000		Global Payments, Inc.^
		1.500%, 03/01/31	565,199
2,037,000		Rexford Industrial Realty LP*
		4.125%, 03/15/29	2,004,062
			2,569,261
		Health Care (7.5%)
761,000		Alnylam Pharmaceuticals, Inc.
		1.000%, 09/15/27	1,120,299
841,000		CONMED Corp.
		2.250%, 06/15/27	800,489
623,000		Dexcom, Inc.
		0.375%, 05/15/28	576,605
		Halozyme Therapeutics, Inc.^
785,000		1.000%, 08/15/28	969,444
622,000		0.250%, 03/01/27	643,876
779,000		Integer Holdings Corp.*
		1.875%, 03/15/30	765,718
788,000		Integra LifeSciences Holdings Corp.
		0.500%, 08/15/25	784,107
753,000		Ionis Pharmaceuticals, Inc.
		0.000%, 04/01/26	783,248
1,295,000		Jazz Investments I Ltd.^
		2.000%, 06/15/26	1,329,926
415,000		Lantheus Holdings, Inc.
		2.625%, 12/15/27	490,825
941,000		NeoGenomics, Inc.
		0.250%, 01/15/28	794,646
255,000		Pacira BioSciences, Inc.
		0.750%, 08/01/25	254,347
759,000		Sarepta Therapeutics, Inc.
		1.250%, 09/15/27	622,782
618,000		TransMedics Group, Inc.
		1.500%, 06/01/28	918,280
			10,854,592
		Industrials (3.8%)
370,000		AeroVironment, Inc.
		0.000%, 07/15/30	416,739
180,000,000	JPY	Daifuku Co. Ltd.
		0.000%, 09/13/30	1,548,394
600,000	EUR	Duerr AG
		0.750%, 01/15/26	681,474
700,000		L&F Co. Ltd.
		2.500%, 04/26/30	414,876
600,000	EUR	SPIE SA
		2.000%, 01/17/28	1,106,589

See accompanying Notes to Schedule of Investments

1

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

1,100,000	EUR	Vinci SA
		0.700%, 02/18/30	$1,325,366
			5,493,438
		Information Technology (30.1%)
		Akamai Technologies, Inc.
978,000		1.125%, 02/15/29^	920,083
695,000		0.250%, 05/15/33*	701,297
1,352,000		Bill Holdings, Inc.*
		0.000%, 04/01/30	1,142,440
1,400,000		CyberArk Software Ltd.*
		0.000%, 06/15/30	1,441,314
1,358,000		Datadog, Inc.*^
		0.000%, 12/01/29	1,320,832
2,203,000		DigitalOcean Holdings, Inc.^
		0.000%, 12/01/26	2,064,718
1,374,000		Dropbox, Inc.
		0.000%, 03/01/28	1,363,613
637,000		Five9, Inc.
		1.000%, 03/15/29	559,292
600,000		Gigabyte Technology Co. Ltd.
		0.000%, 07/27/28	675,330
649,000		Guidewire Software, Inc.*
		1.250%, 11/01/29	745,422
663,000		LivePerson, Inc.
		0.000%, 12/15/26	260,944
1,166,000		Lumentum Holdings, Inc.
		1.500%, 12/15/29	2,004,552
4,539,000		MicroStrategy, Inc.*
		0.000%, 12/01/29	4,384,901
633,000		MKS, Inc.
		1.250%, 06/01/30	618,409
2,783,000		NCL Corp. Ltd.
		1.125%, 02/15/27	2,930,749
569,000		Nice Ltd.
		0.000%, 09/15/25	565,614
1,356,000		Nutanix, Inc.*^
		0.500%, 12/15/29	1,532,524
		ON Semiconductor Corp.
1,301,000		0.500%, 03/01/29	1,236,991
824,000		0.000%, 05/01/27	1,015,506
621,000		Parsons Corp.
		2.625%, 03/01/29	679,393
1,395,000		Rubrik, Inc.*
		0.000%, 06/15/30	1,498,146
1,291,000		Seagate HDD Cayman
		3.500%, 06/01/28	2,504,592
329,000		Shift4 Payments, Inc.
		0.000%, 12/15/25	427,917
1,383,000		Shopify, Inc.
		0.125%, 11/01/25	1,419,760
600,000		SK Hynix, Inc.
		1.750%, 04/11/30	1,460,802
1,285,000		Snowflake, Inc.*
		0.000%, 10/01/29	1,999,344
708,200	EUR	SOITEC
		0.000%, 10/01/25	1,400,687
796,000		Tyler Technologies, Inc.
		0.250%, 03/15/26	962,698
1,354,000		Unity Software, Inc.*^
		0.000%, 03/15/30	1,645,421
1,253,000		Varonis Systems, Inc.*
		1.000%, 09/15/29	1,336,262
		Workiva, Inc.
977,000		1.250%, 08/15/28	901,175
120,000		1.125%, 08/15/26	125,868
1,243,000		Xero Investments Ltd.
		1.625%, 06/12/31	1,533,638
			43,380,234
		Materials (2.9%)
1,448,000		Amyris, Inc.@
		0.000%, 11/15/26	11,569
1,200,000		Gold Pole Capital Co. Ltd.
		1.000%, 06/25/29	1,456,212
		Kansai Paint Co. Ltd.
200,000,000	JPY	0.000%, 03/08/29	1,367,056
200,000,000	JPY	0.000%, 03/07/31	1,343,767
			4,178,604
		Other (1.1%)
180,000,000	JPY	SBI Holdings, Inc.
		0.000%, 07/25/31	1,577,351

		Real Estate (0.9%)
1,290,000		Digital Realty Trust LP*
		1.875%, 11/15/29	1,362,743

		Utilities (2.9%)
1,282,000		American Water Capital Corp.
		3.625%, 06/15/26	1,289,615
624,000		CMS Energy Corp.
		3.375%, 05/01/28	684,335
1,307,000		PPL Capital Funding, Inc.
		2.875%, 03/15/28	1,459,867
724,000		Southern Co.*
		3.250%, 06/15/28	733,839
			4,167,656
		TOTAL CONVERTIBLE BONDS (Cost $118,105,250)	126,627,634

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (8.8%)
	Financials (3.0%)
32,723	Apollo Global Management, Inc.
	6.750%, 07/31/26	$2,492,838
31,427	KKR & Co., Inc.
	6.250%, 03/01/28	1,805,481
		4,298,319
	Industrials (4.3%)
76,944	Boeing Co.
	6.000%, 10/15/27	5,439,941
13,927	QXO, Inc.#
	5.500%, 05/15/28	805,259
		6,245,200
	Information Technology (1.1%)
24,968	Hewlett Packard Enterprise Co.
	7.625%, 09/01/27	1,498,080

	Utilities (0.4%)
15,361	NextEra Energy, Inc.
	6.926%, 09/01/25	625,961

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,884,174)	$12,667,560

See accompanying Notes to Schedule of Investments

2

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

U.S. Government and Agency Security (0.7%)
	Other (0.7%)
1,071,000	U.S. Treasury Notes
	3.875%, 03/31/27
	(Cost $1,071,886)	$1,068,929

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

Exchange-Traded Purchased Option (0.1%) #
Consumer Discretionary (0.1%)
34	EUR	LVMH Moet Hennessy Louis Vuitton SE
1,605,990		Call, 03/20/26, Strike 550.00
		(Cost $182,608)	$62,663

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.9%)
7,087,513	State Street Navigator Securities Lending Government Money Market Portfolio, 4.325%†*** (Cost $7,087,513)	$7,087,513
	TOTAL INVESTMENTS (102.4%) (Cost $136,331,431)	147,514,299

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.9%)		(7,087,513)

OTHER ASSETS, LESS LIABILITIES (2.5%)		3,655,902

NET ASSETS (100.0%)		$144,082,688

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
#	Non-income producing security.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2025.
***	The rate disclosed is the 7 day net yield as of July 31, 2025.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
EUR	European Monetary Unit
JPY	Japanese Yen

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at anydate on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$126,627,634	$—	$126,627,634
Convertible Preferred Stocks	12,667,560	—	—	12,667,560
U.S. Government and Agency Security	—	1,068,929	—	1,068,929
Exchange-Traded Purchased Option	62,663	—	—	62,663
Investment of Cash Collateral For Securities Loaned	—	7,087,513	—	7,087,513
Total	$12,730,223	$134,784,076	$—	$147,514,299

CURRENCY EXPOSURE JULY 31, 2025

	Value	% of Total Investments
US Dollar	$123,622,640	83.8%
European Monetary Unit	12,916,065	8.8%
Japanese Yen	10,098,530	6.8%
Australian Dollar	877,064	0.6%
Total Investments	$147,514,299	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

4

Calamos Timpani Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE

Common Stocks (99.4%)
	Communication Services (0.9%)
72,702	EverQuote, Inc. - Class A#	$1,787,742
107,773	Magnite, Inc.#	2,479,857
		4,267,599
	Consumer Discretionary (18.5%)
26,506	Adtalem Global Education, Inc.#	3,028,841
37,393	Boot Barn Holdings, Inc.#	6,427,857
19,144	Dutch Bros, Inc. - Class A#	1,134,665
57,067	Five Below, Inc.#	7,790,787
936,169	Genius Sports Ltd.#	10,531,901
384,824	Latham Group, Inc.#	2,609,107
353,927	Lincoln Educational Services Corp.#	8,094,310
1,115,474	Rush Street Interactive, Inc.#	22,487,956
81,403	Sportradar Group AG - Class A#	2,407,087
39,267	Stride, Inc.#	5,035,207
792,694	Super Group SGHC Ltd.	8,521,460
210,847	Universal Technical Institute, Inc.#	6,793,490
		84,862,668
	Consumer Staples (4.7%)
44,420	elf Beauty, Inc.#	5,383,260
67,043	Guardian Pharmacy Services, Inc. - Class A#	1,401,199
983,868	Mama's Creations, Inc.#	8,126,750
22,599	Oddity Tech Ltd. - Class A#	1,583,512
38,595	Turning Point Brands, Inc.	3,201,069
635,363	Zevia PBC - Class A#	1,969,625
		21,665,415
	Energy (0.4%)
70,643	Natural Gas Services Group, Inc.#	1,701,790

	Financials (10.4%)
32,005	Ategrity Specialty Holdings LLC#	639,460
61,392	Dave, Inc.#	14,476,233
46,573	Marex Group PLC	1,796,786
12,767	Palomar Holdings, Inc.#	1,691,500
149,068	Paymentus Holdings, Inc. - Class A#	4,156,016
30,227	Piper Sandler Cos.	9,531,178
58,139	Sezzle, Inc.#	9,002,243
50,839	Wintrust Financial Corp.	6,506,375
		47,799,791
	Health Care (19.6%)
485,029	Adaptive Biotechnologies Corp.#	4,966,697
707,607	ADMA Biologics, Inc.#	13,232,251
40,660	Artivion, Inc.#	1,256,801
18,583	Corcept Therapeutics, Inc.#	1,248,220
65,702	Eton Pharmaceuticals, Inc.#	930,340
414,181	Exagen, Inc.#	3,479,120
106,230	GeneDx Holdings Corp.#	10,830,148
39,953	Hims & Hers Health, Inc.#	2,644,089
159,771	Indivior PLC#	3,227,374
51,852	Insmed, Inc.#	5,562,683
60,626	iRadimed Corp.	3,536,921
241,931	KORU Medical Systems, Inc.#	837,081
107,771	LENZ Therapeutics, Inc.#	3,208,343
201,287	LifeMD, Inc.#	2,095,398
50,478	Ligand Pharmaceuticals, Inc.#	6,641,895
81,332	Mirum Pharmaceuticals, Inc.#	4,203,238
234,998	OptimizeRx Corp.#	2,965,675
56,115	RadNet, Inc.#	3,071,174
406,033	SI-BONE, Inc.#	6,914,742
54,873	Summit Therapeutics, Inc.#	1,447,001
23,757	UFP Technologies, Inc.#	5,378,347
359,366	Xeris Biopharma Holdings, Inc.#	1,829,173
		89,506,711
	Industrials (23.1%)
9,847	Applied Industrial Technologies, Inc.	2,673,461
183,329	Archer Aviation, Inc. - Class A#	1,838,790
55,418	Argan, Inc.	13,576,302
8,603	Axon Enterprise, Inc.#	6,499,480
17,953	AZZ, Inc.	1,965,854
196,467	CECO Environmental Corp.#	8,831,192
23,832	ESCO Technologies, Inc.	4,616,258
35,476	FTAI Aviation Ltd.	4,881,852
180,580	Graham Corp.#	10,320,147
46,052	Innodata, Inc.#	2,528,255
68,244	Limbach Holdings, Inc.#	9,349,428
105,150	Mercury Systems, Inc.#	5,529,839
16,778	MYR Group, Inc.#	3,246,543
771,488	NPK International, Inc.#	6,958,822
54,872	Primoris Services Corp.	5,167,296
22,263	Regal Rexnord Corp.	3,403,567
31,939	Sterling Infrastructure, Inc.#	8,546,557
77,089	TAT Technologies Ltd.#	2,656,872
328,055	Tecogen, Inc.#	3,175,572
		105,766,087
	Information Technology (19.9%)
277,070	Allot Ltd.#	2,144,522
417,729	AvePoint, Inc.#	7,970,269
54,059	Calix, Inc.#	3,064,605
8,325	Celestica, Inc.#	1,663,835
27,185	Ciena Corp.#	2,523,855
8,890	Commvault Systems, Inc.#	1,688,655
93,695	Credo Technology Group Holding Ltd.#	10,451,677
664,972	Digital Turbine, Inc.#	3,624,097
171,387	Evolv Technologies Holdings, Inc.#	1,123,442
162,113	Extreme Networks, Inc.#	2,862,916
77,366	IonQ, Inc.#	3,084,582
45,379	JFrog Ltd.#	1,969,902
116,497	Lumentum Holdings, Inc.#	12,823,990
32,959	PAR Technology Corp.#	2,003,248
83,815	Pegasystems, Inc.	4,920,779
470,568	Porch Group, Inc.#	5,938,568
24,609	Rambus, Inc.#	1,819,343
211,245	Red Violet, Inc.	9,364,491
26,384	ServiceTitan, Inc. - Class A#	3,079,277
43,089	SiTime Corp.#	8,740,604
		90,862,657
	Materials (1.9%)
16,006	Carpenter Technology Corp.	3,991,737
42,364	MP Materials Corp.#	2,605,386

See accompanying Notes to Schedule of Investments

1

Calamos Timpani Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE

639,786	U.S. Antimony Corp.#	$1,957,745
		8,554,868
	TOTAL COMMON STOCKS (Cost $324,753,896)	454,987,586

TOTAL INVESTMENTS (99.4%) (Cost $324,753,896)		454,987,586

OTHER ASSETS, LESS LIABILITIES (0.6%)		2,785,685

NET ASSETS (100.0%)		$457,773,271

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$454,987,586	$—	$—	$454,987,586
Total	$454,987,586	$0	$—	$454,987,586

See accompanying Notes to Schedule of Investments

2

Calamos Timpani SMID Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE

Common Stocks (99.2%)
	Communication Services (0.8%)
4,039	EverQuote, Inc. - Class A#	$99,319
6,705	Magnite, Inc.#	154,282
		253,601
	Consumer Discretionary (19.0%)
1,827	Adtalem Global Education, Inc.#	208,771
1,154	Boot Barn Holdings, Inc.#	198,373
1,675	Carvana Co.#	653,535
11,008	DraftKings, Inc. - Class A#	495,800
2,769	Dutch Bros, Inc. - Class A#	164,119
4,817	Five Below, Inc.#	657,617
18,865	Lincoln Educational Services Corp.#	431,442
3,177	On Holding AG - Class A#	154,307
77,506	Rush Street Interactive, Inc.#	1,562,521
3,196	Somnigroup International, Inc.	231,326
6,073	Sportradar Group AG - Class A#	179,579
2,508	Stride, Inc.#	321,601
32,126	Super Group SGHC Ltd.	345,354
546	TopBuild Corp.#	202,255
14,563	Universal Technical Institute, Inc.#	469,220
		6,275,820
	Consumer Staples (6.5%)
549	Casey's General Stores, Inc.	285,551
16,993	Celsius Holdings, Inc.#	770,463
3,234	elf Beauty, Inc.#	391,929
4,776	Guardian Pharmacy Services, Inc. - Class A#	99,818
44,094	Mama's Creations, Inc.#	364,217
2,320	Oddity Tech Ltd. - Class A#	162,562
521	Sprouts Farmers Market, Inc.#	78,952
		2,153,492
	Financials (10.2%)
2,320	Ategrity Specialty Holdings LLC#	46,354
4,255	Dave, Inc.#	1,003,329
3,397	Marex Group PLC	131,056
737	Palomar Holdings, Inc.#	97,645
9,688	Paymentus Holdings, Inc. - Class A#	270,102
3,360	Sezzle, Inc.#	520,262
7,227	Stifel Financial Corp.	824,745
3,667	Wintrust Financial Corp.	469,303
		3,362,796
	Health Care (13.0%)
24,681	Adaptive Biotechnologies Corp.#	252,733
49,964	ADMA Biologics, Inc.#	934,327
2,436	Artivion, Inc.#	75,297
2,721	Corcept Therapeutics, Inc.#	182,770
4,925	GeneDx Holdings Corp.#	502,104
1,442	Hims & Hers Health, Inc.#	95,432
4,671	Insmed, Inc.#	501,105
2,408	Ligand Pharmaceuticals, Inc.#	316,845
495	Masimo Corp.#	76,126
4,708	Mirum Pharmaceuticals, Inc.#	243,309
693	Natera, Inc.#	92,626
404	Penumbra, Inc.#	101,917
3,459	RadNet, Inc.#	189,311
6,515	Summit Therapeutics, Inc.#	171,800
1,654	Tempus AI, Inc.#	93,600
1,639	UFP Technologies, Inc.#	371,053
14,863	Xeris Biopharma Holdings, Inc.#	75,653
		4,276,008
	Industrials (22.6%)
473	Applied Industrial Technologies, Inc.	128,419
8,925	Archer Aviation, Inc. - Class A#	89,518
3,524	Argan, Inc.	863,310
1,651	Armstrong World Industries, Inc.	310,669
1,241	Axon Enterprise, Inc.#	937,563
970	AZZ, Inc.	106,215
11,219	CECO Environmental Corp.#	504,294
195	Comfort Systems USA, Inc.	137,143
1,900	Embraer SA ADR	109,402
132	EMCOR Group, Inc.	82,829
1,786	ESCO Technologies, Inc.	345,948
2,047	FTAI Aviation Ltd.	281,688
1,552	MasTec, Inc.#	293,654
7,375	Mercury Systems, Inc.#	387,851
3,564	Primoris Services Corp.	335,622
1,644	RBC Bearings, Inc.#	636,787
2,019	Regal Rexnord Corp.	308,665
5,298	Rocket Lab Corp.#	243,284
2,033	Sterling Infrastructure, Inc.#	544,010
8,271	Toast, Inc. - Class A#	403,956
3,291	XPO, Inc.#	395,874
		7,446,701
	Information Technology (25.5%)
2,032	AppLovin Corp. - Class A#	793,902
9,222	AvePoint, Inc.#	175,956
3,007	Calix, Inc.#	170,467
1,793	Celestica, Inc.#	358,349
2,004	Ciena Corp.#	186,051
281	Commvault Systems, Inc.#	53,376
5,628	Credo Technology Group Holding Ltd.#	627,803
635	CyberArk Software Ltd.#	261,284
1,567	Descartes Systems Group, Inc.#	165,726
8,761	Dynatrace, Inc.#	460,916
9,040	Extreme Networks, Inc.#	159,646
121	Fair Isaac Corp.#	173,843
771	GoDaddy, Inc. - Class A#	124,578
2,092	Guidewire Software, Inc.#	473,252
4,179	IonQ, Inc.#	166,617
3,270	JFrog Ltd.#	141,951
9,567	Lumentum Holdings, Inc.#	1,053,135
491	Manhattan Associates, Inc.#	107,853
594	Monolithic Power Systems, Inc.	422,477
4,585	Nutanix, Inc. - Class A#	344,655
7,814	Pegasystems, Inc.	458,760
7,123	Pure Storage, Inc. - Class A#	423,961
2,077	Samsara, Inc. - Class A#	78,988
2,054	ServiceTitan, Inc. - Class A#	239,722
2,820	SiTime Corp.#	572,037
1,600	Twilio, Inc. - Class A#	206,400
		8,401,705
	Materials (1.6%)
1,346	Carpenter Technology Corp.	335,679

See accompanying Notes to Schedule of Investments

1

Calamos Timpani SMID Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE

3,048	MP Materials Corp.#	$187,452
		523,131
	TOTAL COMMON STOCKS (Cost $24,778,416)	32,693,254

TOTAL INVESTMENTS (99.2%) (Cost $24,778,416)		32,693,254

OTHER ASSETS, LESS LIABILITIES (0.8%)		253,353

NET ASSETS (100.0%)		$32,946,607

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.

ABBREVIATION
ADR	American Depositary Receipt

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$32,693,254	$—	$—	$32,693,254
Total	$32,693,254	$—	$—	$32,693,254

See accompanying Notes to Schedule of Investments

2

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE

Common Stocks (99.2%)
	Communication Services (16.9%)
516,000	Alphabet, Inc. - Class A~	$99,020,400
18,177	EverQuote, Inc. - Class A#	446,972
30,398	Magnite, Inc.#^	699,458
105,016	Meta Platforms, Inc. - Class A	81,223,575
41,947	Netflix, Inc.~#	48,633,352
25,700	Spotify Technology SA#	16,102,078
30,200	T-Mobile U.S., Inc.	7,199,982
93,000	Trade Desk, Inc. - Class A#^	8,087,280
240,132	Uber Technologies, Inc.#	21,071,583
		282,484,680
	Consumer Discretionary (17.2%)
8,251	Adtalem Global Education, Inc.#	942,842
72,500	Airbnb, Inc. - Class A#	9,599,725
584,000	Amazon.com, Inc.~#	136,720,240
2,495	Booking Holdings, Inc.~	13,732,630
5,215	Boot Barn Holdings, Inc.#	896,458
7,552	Carvana Co.#^	2,946,564
245,200	Chipotle Mexican Grill, Inc.#	10,514,176
126,900	DoorDash, Inc. - Class A#	31,756,725
329,602	DraftKings, Inc. - Class A#	14,845,274
12,504	Dutch Bros, Inc. - Class A#	741,112
21,770	Five Below, Inc.#	2,972,040
85,186	Lincoln Educational Services Corp.#^	1,948,204
33,200	Lowe's Cos., Inc.	7,422,524
14,329	On Holding AG - Class A#^	695,960
36,500	Royal Caribbean Cruises Ltd.^	11,602,255
348,395	Rush Street Interactive, Inc.#^	7,023,643
14,444	Somnigroup International, Inc.^	1,045,457
27,385	Sportradar Group AG - Class A#^	809,774
11,320	Stride, Inc.#^	1,451,564
144,908	Super Group SGHC Ltd.	1,557,761
79,200	Tesla, Inc.#	24,414,984
2,467	TopBuild Corp.#^	913,851
65,760	Universal Technical Institute, Inc.#	2,118,787
		286,672,550
	Consumer Staples (1.7%)
2,478	Casey's General Stores, Inc.^	1,288,882
76,731	Celsius Holdings, Inc.#	3,478,984
14,648	elf Beauty, Inc.#^	1,775,191
21,809	Guardian Pharmacy Services, Inc. - Class A#	455,808
199,147	Mama's Creations, Inc.#^	1,644,954
10,474	Oddity Tech Ltd. - Class A#	733,913
2,355	Sprouts Farmers Market, Inc.#	356,877
188,500	Walmart, Inc.	18,469,230
		28,203,839
	Financials (6.9%)
23,600	American Express Co.	7,063,716
43,500	ARES Management Corp. - Class A	8,070,555
10,477	Ategrity Specialty Holdings LLC#	209,330
19,231	Dave, Inc.#	4,534,670
15,341	Marex Group PLC^	591,856
40,200	Marsh & McLennan Cos., Inc.	8,007,840
3,351	Palomar Holdings, Inc.#	443,974
43,752	Paymentus Holdings, Inc. - Class A#^	1,219,806
27,750	S&P Global, Inc.	15,293,025
15,185	Sezzle, Inc.#^	2,351,245
32,677	Stifel Financial Corp.	3,729,099
155,000	Visa, Inc. - Class A	53,547,850
112,000	Wells Fargo & Co.	9,030,560
16,560	Wintrust Financial Corp.	2,119,349
		116,212,875
	Health Care (6.5%)
111,056	Adaptive Biotechnologies Corp.#^	1,137,213
225,651	ADMA Biologics, Inc.#^	4,219,674
11,022	Artivion, Inc.#^	340,690
133,500	Boston Scientific Corp.#	14,006,820
12,288	Corcept Therapeutics, Inc.#^	825,385
77,200	Danaher Corp.	15,220,752
39,600	Eli Lilly & Co.	29,306,772
22,236	GeneDx Holdings Corp.#^	2,266,960
6,516	Hims & Hers Health, Inc.#	431,229
21,097	Insmed, Inc.#	2,263,286
38,500	Intuitive Surgical, Inc.#	18,521,965
10,870	Ligand Pharmaceuticals, Inc.#^	1,430,275
2,236	Masimo Corp.#^	343,874
21,174	Mirum Pharmaceuticals, Inc.#	1,094,272
3,127	Natera, Inc.#	417,955
1,825	Penumbra, Inc.#	460,393
15,622	RadNet, Inc.#^	854,992
30,750	Stryker Corp.	12,076,448
29,445	Summit Therapeutics, Inc.#^	776,465
7,471	Tempus AI, Inc.#^	422,784
7,401	UFP Technologies, Inc.#^	1,675,512
67,002	Xeris Biopharma Holdings, Inc.#	341,040
		108,434,756
	Industrials (6.5%)
2,136	Applied Industrial Technologies, Inc.	579,924
40,316	Archer Aviation, Inc. - Class A#	404,370
15,922	Argan, Inc.	3,900,572
7,455	Armstrong World Industries, Inc.	1,402,807
5,600	Axon Enterprise, Inc.#	4,230,744
4,383	AZZ, Inc.	479,939
98,100	Boeing Co.#	21,762,504
203,000	Canadian Pacific Kansas City Ltd.	14,930,650
50,669	CECO Environmental Corp.#^	2,277,572
881	Comfort Systems USA, Inc.	619,607
8,578	Embraer SA ADR^	493,921
596	EMCOR Group, Inc.	373,984
100,500	Emerson Electric Co.	14,623,755
8,065	ESCO Technologies, Inc.	1,562,191
9,252	FTAI Aviation Ltd.	1,273,168
7,015	MasTec, Inc.#	1,327,308
33,097	Mercury Systems, Inc.#^	1,740,571
16,081	Primoris Services Corp.	1,514,348
7,417	RBC Bearings, Inc.#	2,872,901
9,122	Regal Rexnord Corp.	1,394,571
23,945	Rocket Lab Corp.#^	1,099,554
9,194	Sterling Infrastructure, Inc.#^	2,460,222
37,355	Toast, Inc. - Class A#	1,824,418
6,800	TransDigm Group, Inc.	10,937,528
59,200	Waste Management, Inc.	13,566,272
14,845	XPO, Inc.#^	1,785,705
		109,439,106

See accompanying Notes to Schedule of Investments

1

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Information Technology (42.4%)
460,000	Apple, Inc.	$95,482,200
9,151	AppLovin Corp. - Class A#	3,575,296
139,000	Arista Networks, Inc.#	17,127,580
41,633	AvePoint, Inc.#	794,358
181,700	Broadcom, Inc.	53,365,290
13,572	Calix, Inc.#	769,397
8,097	Celestica, Inc.#^	1,618,266
9,039	Ciena Corp.#	839,181
1,268	Commvault Systems, Inc.#	240,857
25,378	Credo Technology Group Holding Ltd.#	2,830,916
2,870	CyberArk Software Ltd.#	1,180,919
73,000	Datadog, Inc. - Class A#	10,218,540
7,073	Descartes Systems Group, Inc.#^	748,040
39,504	Dynatrace, Inc.#	2,078,305
40,804	Extreme Networks, Inc.#	720,599
546	Fair Isaac Corp.#	784,449
3,480	GoDaddy, Inc. - Class A#	562,298
9,450	Guidewire Software, Inc.#	2,137,779
15,100	Intuit, Inc.	11,855,463
18,872	IonQ, Inc.#^	752,427
14,783	JFrog Ltd.#	641,730
44,200	Keysight Technologies, Inc.#	7,244,822
43,159	Lumentum Holdings, Inc.#^	4,750,943
2,234	Manhattan Associates, Inc.#	490,720
288,000	Microsoft Corp.	153,648,000
42,600	MongoDB, Inc.#	10,134,114
2,683	Monolithic Power Systems, Inc.	1,908,257
20,693	Nutanix, Inc. - Class A#	1,555,493
1,071,100	NVIDIA Corp.	190,516,557
78,760	Oracle Corp.	19,986,925
41,400	Palo Alto Networks, Inc.#	7,187,040
35,236	Pegasystems, Inc.^	2,068,705
32,213	Pure Storage, Inc. - Class A#	1,917,318
9,379	Samsara, Inc. - Class A#	356,683
28,300	ServiceNow, Inc.#	26,690,296
9,261	ServiceTitan, Inc. - Class A#	1,080,851
12,721	SiTime Corp.#^	2,580,455
90,860	Snowflake, Inc. - Class A#	20,307,210
36,000	Synopsys, Inc.#	22,804,920
95,500	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	23,074,710
7,226	Twilio, Inc. - Class A#	932,154
		707,560,063
	Materials (1.1%)
6,085	Carpenter Technology Corp.	1,517,538
15,000	Linde PLC	6,903,900
13,766	MP Materials Corp.#	846,609
27,000	Sherwin-Williams Co.	8,933,760
		18,201,807
	TOTAL COMMON STOCKS (Cost $723,260,468)	1,657,209,676

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Option (0.1%) #
Other (0.1%)
3,000	Invesco QQQ Trust Series 1
169,503,000	Put, 08/08/25, Strike $560.00
	(Cost $2,315,288)	$1,117,500

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.6%)
26,862,885	State Street Navigator Securities Lending Government Money Market Portfolio, 4.325%†*** (Cost $26,862,885)	$26,862,885

TOTAL INVESTMENTS (100.9%) (Cost $752,438,641)		1,685,190,061

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.6%)		(26,862,885)

OTHER ASSETS, LESS LIABILITIES (0.7%)		11,324,887

NET ASSETS (100.0%)		$1,669,652,063

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Written Option (0.0%) #
Other (0.0%)
(3,000)	Invesco QQQ Trust Series 1
(169,503,000)	Put, 08/08/25, Strike $535.00
	(Premium $686,466)	$(156,000)

NOTES TO SCHEDULE OF INVESTMENTS
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $52,415,226.
#	Non-income producing security.
^	Security, or portion of security, is on loan.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2025.
***	The rate disclosed is the 7 day net yield as of July 31, 2025.

ABBREVIATION
ADR	American Depositary Receipt

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

2

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$1,657,209,676	$—	$—	$1,657,209,676
Exchange-Traded Purchased Option	1,117,500	—	—	1,117,500
Investment of Cash Collateral For Securities Loaned	—	26,862,885	—	26,862,885
Total	$1,658,327,176	$26,862,885	$—	$1,685,190,061
Liabilities:
Exchange-Traded Written Option	$156,000	$—	$—	$156,000
Total	$156,000	$—	$—	$156,000

See accompanying Notes to Schedule of Investments

3

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (17.7%)
	Communication Services (3.1%)
7,645,000	AST SpaceMobile, Inc.^*
	2.375%, 10/15/32	$8,057,066
28,475,000	DoorDash, Inc.*
	0.000%, 05/15/30	30,959,159
7,315,000	Liberty Media Corp.-Liberty Formula One
	2.250%, 08/15/27	9,533,420
13,790,000	Live Nation Entertainment, Inc.^*
	2.875%, 01/15/30	14,851,140
	Uber Technologies, Inc.
13,580,000	0.875%, 12/01/28	18,560,058
11,405,000	0.000%, 05/15/28*	12,775,995
		94,736,838
	Consumer Discretionary (1.2%)
7,255,000	Alibaba Group Holding Ltd.
	0.500%, 06/01/31	9,645,014
8,644,000	Etsy, Inc.^*
	1.000%, 06/15/30	8,720,759
3,065,000	Royal Caribbean Cruises Ltd.
	6.000%, 08/15/25	19,652,688
		38,018,461
	Consumer Staples (0.4%)
11,750,000	Oddity Finance LLC*
	0.000%, 06/15/30	12,402,595

	Financials (0.5%)
3,725,000	Federal Realty OP LP*
	3.250%, 01/15/29	3,674,005
5,885,000	Morgan Stanley Finance LLC
	1.000%, 11/23/27	11,248,000
		14,922,005
	Industrials (1.5%)
13,410,000	AeroVironment, Inc.
	0.000%, 07/15/30	15,103,951
2,405,000	Axon Enterprise, Inc.
	0.500%, 12/15/27	7,937,077
3,650,000	Bloom Energy Corp.
	3.000%, 06/01/28	7,675,293
7,200,000	Fluor Corp.
	1.125%, 08/15/29	10,141,560
5,615,000	Tetra Tech, Inc.
	2.250%, 08/15/28	6,404,301
		47,262,182
	Information Technology (7.4%)
4,790,000	Advanced Energy Industries, Inc.
	2.500%, 09/15/28	5,885,377
14,360,000	Cloudflare, Inc.^*
	0.000%, 06/15/30	15,988,855
21,800,000	CyberArk Software Ltd.*
	0.000%, 06/15/30	22,443,318
11,980,000	Datadog, Inc.^*
	0.000%, 12/01/29	11,652,108
8,690,000	Guidewire Software, Inc.^*
	1.250%, 11/01/29	9,981,073
3,563,000	Life360, Inc.*
	0.000%, 06/01/30	4,211,929
11,590,000	Lumentum Holdings, Inc.
	1.500%, 12/15/29	19,925,180
7,260,000	MACOM Technology Solutions Holdings, Inc.*
	0.000%, 12/15/29	7,592,072
7,155,000	Mirion Technologies, Inc.^*
	0.250%, 06/01/30	8,466,798
18,840,000	MKS, Inc.^
	1.250%, 06/01/30	18,405,738
13,895,000	Nutanix, Inc.^*
	0.500%, 12/15/29	15,703,851
6,395,000	PAR Technology Corp.
	1.500%, 10/15/27	6,949,127
7,945,000	Parsons Corp.^
	2.625%, 03/01/29	8,692,068
4,551,000	Rubrik, Inc.*
	0.000%, 06/15/30	4,887,501
10,700,000	Seagate HDD Cayman
	3.500%, 06/01/28	20,758,428
12,845,000	Snowflake, Inc.*
	0.000%, 10/01/29	19,985,664
9,020,000	Spotify USA, Inc.
	0.000%, 03/15/26	11,442,592
5,280,000	Western Digital Corp.
	3.000%, 11/15/28	11,328,662
		224,300,341
	Materials (0.1%)
668,000	Centrus Energy Corp.*
	2.250%, 11/01/30	1,593,274

	Real Estate (0.8%)
	Welltower OP LLC*
14,130,000	3.125%, 07/15/29^	19,577,539
3,145,000	2.750%, 05/15/28	5,469,281
		25,046,820
	Utilities (2.7%)
15,830,000	CMS Energy Corp.
	3.375%, 05/01/28	17,360,603
17,800,000	Duke Energy Corp.
	4.125%, 04/15/26	19,075,370
4,940,000	NextEra Energy Capital Holdings, Inc.
	3.000%, 03/01/27	5,637,380
16,315,000	PPL Capital Funding, Inc.
	2.875%, 03/15/28	18,223,202
19,155,000	Southern Co.
	4.500%, 06/15/27	21,450,918
		81,747,473
	TOTAL CONVERTIBLE BONDS (Cost $452,024,889)	540,029,989

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (3.4%)
	Financials (1.0%)
80,250	AMG Capital Trust II
	5.150%, 10/15/37	$4,503,791
121,125	Apollo Global Management, Inc.
	6.750%, 07/31/26	9,227,302

See accompanying Notes to Schedule of Investments

1

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE

114,300	ARES Management Corp.
	6.750%, 10/01/27	$6,469,380
163,740	KKR & Co., Inc.
	6.250%, 03/01/28	9,406,863
		29,607,336
	Industrials (1.3%)
409,620	Boeing Co.
	6.000%, 10/15/27	28,960,134
177,800	QXO, Inc.#
	5.500%, 05/15/28	10,280,396
		39,240,530
	Information Technology (0.8%)
191,890	Hewlett Packard Enterprise Co.
	7.625%, 09/01/27	11,513,400
223,020	Microchip Technology, Inc.
	7.500%, 03/15/28	14,030,188
		25,543,588
	Utilities (0.3%)
80,675	CenterPoint Energy, Inc. (Warner Media LLC, Charter Communications Time, Inc.)#§
	3.369%, 09/15/29	3,198,522
126,115	NextEra Energy, Inc.
	7.299%, 06/01/27	6,058,564
		9,257,086
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $86,566,484)	103,648,540

Common Stocks (75.3%)
	Communication Services (8.2%)
486,400	Alphabet, Inc. - Class A	93,340,160
115,790	Meta Platforms, Inc. - Class A	89,556,618
27,710	Netflix, Inc.#	32,126,974
65,450	T-Mobile U.S., Inc.	15,603,934
164,375	Walt Disney Co.	19,578,706
		250,206,392
	Consumer Discretionary (9.1%)
582,875	Amazon.com, Inc.#	136,456,866
4,050	Booking Holdings, Inc.	22,291,443
210,500	Chipotle Mexican Grill, Inc.#	9,026,240
50,445	Home Depot, Inc.	18,539,042
44,130	Lowe's Cos., Inc.	9,866,144
39,390	McDonald's Corp.	11,819,757
99,420	NIKE, Inc. - Class B	7,425,680
135,975	Starbucks Corp.	12,123,531
131,090	Tesla, Inc.#	40,411,115
76,340	TJX Cos., Inc.~	9,506,620
		277,466,438
	Consumer Staples (4.2%)
267,985	Coca-Cola Co.	18,193,502
117,730	Colgate-Palmolive Co.	9,871,661
29,260	Costco Wholesale Corp.	27,493,866
102,515	Dollar General Corp.	10,753,824
109,870	Philip Morris International, Inc.	18,024,173
107,290	Procter & Gamble Co.	16,143,926
294,690	Walmart, Inc.	28,873,726
		129,354,678
	Energy (3.4%)
22,640	Centrus Energy Corp. - Class A^#	4,876,656
61,653	Chevron Corp.	9,349,061
220,525	EQT Corp.^	11,853,219
348,130	Exxon Mobil Corp.	38,865,233
136,120	Marathon Petroleum Corp.	23,166,263
234,895	Williams Cos., Inc.	14,081,955
		102,192,387
	Financials (10.8%)
39,170	American Express Co.	11,723,973
43,888	Assurant, Inc.	8,220,222
541,560	Bank of America Corp.	25,599,541
9,110	Blackrock, Inc.	10,075,751
45,675	Capital One Financial Corp.	9,820,125
76,160	Chubb Ltd.	20,261,606
171,630	Citigroup, Inc.	16,081,731
21,995	Goldman Sachs Group, Inc.	15,915,362
173,430	JPMorgan Chase & Co.	51,376,903
97,830	Marsh & McLennan Cos., Inc.	19,487,736
68,530	Mastercard, Inc. - Class A	38,820,189
123,375	Morgan Stanley	17,576,003
27,865	S&P Global, Inc.	15,356,402
123,325	Visa, Inc. - Class A	42,605,088
320,775	Wells Fargo & Co.	25,864,088
		328,784,720
	Health Care (5.4%)
166,580	Abbott Laboratories	21,020,730
104,205	AbbVie, Inc.	19,696,829
220,975	Boston Scientific Corp.#	23,184,697
39,400	Danaher Corp.	7,768,104
42,600	Eli Lilly & Co.	31,526,982
124,145	Johnson & Johnson	20,451,647
115,780	Medtronic PLC	10,447,987
17,665	Stryker Corp.	6,937,576
26,215	Thermo Fisher Scientific, Inc.	12,260,231
44,315	UnitedHealth Group, Inc.	11,059,252
		164,354,035
	Industrials (5.1%)
373,860	CSX Corp.	13,286,984
270,305	Delta Air Lines, Inc.	14,382,929
67,890	Emerson Electric Co.	9,878,674
42,750	GE Vernova, Inc.	28,227,397
60,905	General Electric Co.	16,510,127
71,570	Norfolk Southern Corp.	19,896,460
31,405	Parker-Hannifin Corp.	22,985,320
20,820	Quanta Services, Inc.	8,455,627
148,475	RTX Corp.	23,395,206
		157,018,724
	Information Technology (25.7%)
705,005	Apple, Inc.	146,337,888
244,270	Broadcom, Inc.	71,742,099
185,485	Cisco Systems, Inc.	12,627,819
25,110	Intuit, Inc.	19,714,614
113,050	Lam Research Corp.	10,721,662
70,330	Micron Technology, Inc.	7,675,816
380,445	Microsoft Corp.	202,967,407
1,217,800	NVIDIA Corp.	216,610,086
19,340	NXP Semiconductors NV	4,134,312

See accompanying Notes to Schedule of Investments

2

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF SHARES			VALUE

131,935		Oracle Corp.	$33,481,145
81,905		Palantir Technologies, Inc. - Class A#	12,969,657
45,230		Palo Alto Networks, Inc.#	7,851,928
39,710	EUR	SAP SE	11,355,294
26,555		ServiceNow, Inc.#	25,044,552
			783,234,279
		Materials (2.3%)
320,505		Freeport-McMoRan, Inc.	12,897,121
52,565		Linde PLC	24,193,567
86,557		MP Materials Corp.#	5,323,255
47,675		Sherwin-Williams Co.	15,774,704
40,695		Vulcan Materials Co.~	11,177,696
			69,366,343
		Real Estate (0.4%)
60,195		American Tower Corp.	12,544,036

		Utilities (0.7%)
100,390		Vistra Corp.	20,935,331

		TOTAL COMMON STOCKS (Cost $826,581,078)	2,295,457,363

PRINCIPAL AMOUNT		VALUE

U.S. Government And Agency Securities (1.5%)
	U.S. Treasury Notes
25,475,000	3.750%, 04/15/26	$25,396,883
19,655,000	5.000%, 08/31/25	19,662,678

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $45,063,447)	45,059,561

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (0.2%) #
	Other (0.2%)
10,280	iShares MSCI EAFE ETF
89,970,560	Call, 12/19/25, Strike $91.00	$2,898,960
192	S&P 500 Index
121,716,288	Put, 11/21/25, Strike $6,200.00	2,677,440
		5,576,400
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $6,836,578)	5,576,400

NUMBER OF shares/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.9%)
58,833,022	State Street Navigator Securities Lending Government Money Market Portfolio, 4.325%†*** (Cost $58,833,022)	$58,833,022

TOTAL INVESTMENTS (100.0%) (Cost $1,475,905,498)		3,048,604,875

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.9%)		(58,833,022)

OTHER ASSETS, LESS LIABILITIES (1.9%)		57,466,061

NET ASSETS (100.0%)		$3,047,237,914

NOTES TO SCHEDULE OF INVESTMENTS
^	Security, or portion of security, is on loan.
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
#	Non-income producing security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $10,342,295.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2025.
***	The rate disclosed is the 7 day net yield as of July 31, 2025.

FOREIGN CURRENCY ABBREVIATION
EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$540,029,989	$—	$540,029,989
Convertible Preferred Stocks	95,946,227	7,702,313	—	103,648,540
Common Stocks	2,284,102,069	11,355,294	—	2,295,457,363
U.S. Government and Agency Securities	—	45,059,561	—	45,059,561
Exchange-Traded Purchased Options	5,576,400	—	—	5,576,400
Investment of Cash Collateral For Securities Loaned	—	58,833,022	—	58,833,022
Total	$2,385,624,696	$662,980,179	$—	$3,048,604,875

See accompanying Notes to Schedule of Investments

3

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE

Convertible Preferred Stocks (2.4%)
	Financials (0.8%)
620	Apollo Global Management, Inc.
	6.750%, 07/31/26	$47,232
1,035	ARES Management Corp.
	6.750%, 10/01/27	58,581
1,185	KKR & Co., Inc.
	6.250%, 03/01/28	68,078
		173,891
	Industrials (1.2%)
2,585	Boeing Co.^
	6.000%, 10/15/27	182,760
1,300	QXO, Inc.#
	5.500%, 05/15/28	75,166
		257,926
	Information Technology (0.4%)
790	Hewlett Packard Enterprise Co.
	7.625%, 09/01/27	47,400
840	Microchip Technology, Inc.
	7.500%, 03/15/28	52,844
		100,244
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $436,369)	532,061

Common Stocks (96.2%)
	Communication Services (10.3%)
4,385	Alphabet, Inc. - Class C	845,691
155	Live Nation Entertainment, Inc.^#	22,893
970	Meta Platforms, Inc. - Class A	750,237
265	Netflix, Inc.#	307,241
475	T-Mobile U.S., Inc.	113,245
1,225	Uber Technologies, Inc.#	107,494
1,160	Walt Disney Co.	138,167
		2,284,968
	Consumer Discretionary (11.5%)
4,040	Amazon.com, Inc.#	945,805
44	Booking Holdings, Inc.	242,179
1,550	Chipotle Mexican Grill, Inc.#~	66,464
305	DoorDash, Inc. - Class A#	76,326
400	Home Depot, Inc.	147,004
545	Lowe's Cos., Inc.	121,846
425	McDonald's Corp.	127,530
725	NIKE, Inc. - Class B	54,150
345	Royal Caribbean Cruises Ltd.	109,665
1,165	Starbucks Corp.	103,871
1,170	Tesla, Inc.#	360,676
1,580	TJX Cos., Inc.	196,757
		2,552,273
	Consumer Staples (5.2%)
2,085	Coca-Cola Co.	141,551
870	Colgate-Palmolive Co.	72,950
305	Costco Wholesale Corp.	286,590
740	Dollar General Corp.	77,626
895	Philip Morris International, Inc.	146,825
990	Procter & Gamble Co.	148,965
2,895	Walmart, Inc.	283,652
		1,158,159
	Energy (3.4%)
527	Chevron Corp.	79,914
1,610	EQT Corp.^	86,538
2,410	Exxon Mobil Corp.	269,052
1,210	Marathon Petroleum Corp.	205,930
1,895	Williams Cos., Inc.	113,605
		755,039
	Financials (13.2%)
620	American Express Co.	185,572
355	Assurant, Inc.	66,491
5,275	Bank of America Corp.	249,349
140	Berkshire Hathaway, Inc. - Class B#	66,063
60	Blackrock, Inc.	66,361
340	Capital One Financial Corp.	73,100
390	Chubb Ltd.	103,756
1,260	Citigroup, Inc.	118,062
235	Goldman Sachs Group, Inc.	170,044
1,705	JPMorgan Chase & Co.	505,089
570	Marsh & McLennan Cos., Inc.	113,544
625	Mastercard, Inc. - Class A	354,044
915	Morgan Stanley	130,351
255	S&P Global, Inc.	140,530
905	Visa, Inc. - Class A	312,650
3,425	Wells Fargo & Co.	276,158
		2,931,164
	Health Care (6.5%)
1,390	Abbott Laboratories	175,404
950	AbbVie, Inc.	179,569
1,615	Boston Scientific Corp.#	169,446
330	Danaher Corp.	65,063
415	Eli Lilly & Co.	307,129
1,040	Johnson & Johnson	171,329
780	Medtronic PLC	70,387
215	Stryker Corp.	84,437
215	Thermo Fisher Scientific, Inc.	100,551
430	UnitedHealth Group, Inc.	107,311
		1,430,626
	Industrials (5.8%)
2,750	CSX Corp.	97,735
2,045	Delta Air Lines, Inc.	108,814
485	Emerson Electric Co.	70,572
315	GE Vernova, Inc.	207,991
750	General Electric Co.	203,310
520	Norfolk Southern Corp.	144,560
300	Parker-Hannifin Corp.	219,570
160	Quanta Services, Inc.	64,981
1,115	RTX Corp.	175,691
		1,293,224
	Information Technology (33.3%)
6,145	Apple, Inc.	1,275,518
460	Applied Materials, Inc.	82,828
2,390	Broadcom, Inc.	701,943
1,880	Cisco Systems, Inc.	127,990
235	Intuit, Inc.	184,506
1,050	Lam Research Corp.	99,582
1,010	Micron Technology, Inc.	110,231

See accompanying Notes to Schedule of Investments

1

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF SHARES			VALUE

3,250		Microsoft Corp.	$1,733,875
10,775		NVIDIA Corp.	1,916,549
1,245		Oracle Corp.~	315,944
1,055		Palantir Technologies, Inc. - Class A#	167,059
425		Palo Alto Networks, Inc.#	73,780
385	EUR	SAP SE	110,093
800		Seagate Technology Holdings PLC	125,608
195		ServiceNow, Inc.#	183,908
400		Texas Instruments, Inc.	72,424
1,125		Western Digital Corp.	88,526
			7,370,364
		Materials (2.7%)
2,320		Freeport-McMoRan, Inc.	93,357
430		Linde PLC	197,912
629		MP Materials Corp.#	38,684
405		Sherwin-Williams Co.	134,006
515		Vulcan Materials Co.	141,455
			605,414
		Real Estate (1.1%)
365		American Tower Corp.	76,063
990		Welltower, Inc.	163,419
			239,482
		Utilities (3.2%)
1,360		CMS Energy Corp.	100,368
725		Duke Energy Corp.	88,189
1,020		NextEra Energy, Inc.	72,481
3,970		PPL Corp.	141,689
1,005		Southern Co.	94,953
1,015		Vistra Corp.	211,668
			709,348
		TOTAL COMMON STOCKS (Cost $8,448,142)	21,330,061

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.4%)
302,453	State Street Navigator Securities Lending Government Money Market Portfolio, 4.325%†*** (Cost $302,453)	$302,453

TOTAL INVESTMENTS (100.0%) (Cost $9,186,964)		22,164,575

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.4%)		(302,453)

OTHER ASSETS, LESS LIABILITIES (1.4%)		312,702

NET ASSETS (100.0%)		$22,174,824

NOTES TO SCHEDULE OF INVESTMENTS
^	Security, or portion of security, is on loan.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $20,372.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2025.
***	The rate disclosed is the 7 day net yield as of July 31, 2025.

FOREIGN CURRENCY ABBREVIATION
EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Preferred Stocks	$532,061	$—	$—	$532,061
Common Stocks	21,219,968	110,093	—	21,330,061
Investment of Cash Collateral For Securities Loaned	—	302,453	—	302,453
Total	$21,752,029	$412,546	$—	$22,164,575

See accompanying Notes to Schedule of Investments

2

Calamos Select Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE

Common Stocks (98.0%)
	Communication Services (12.5%)
17,600	Alphabet, Inc. - Class A	$3,377,440
1,620	Meta Platforms, Inc. - Class A	1,252,973
1,080	Netflix, Inc.#	1,252,152
3,515	T-Mobile U.S., Inc.	838,011
9,820	Uber Technologies, Inc.#	861,705
		7,582,281
	Consumer Discretionary (13.9%)
6,030	Airbnb, Inc. - Class A#	798,432
16,035	Amazon.com, Inc.#	3,753,954
4,055	DoorDash, Inc. - Class A#	1,014,764
3,285	Home Depot, Inc.	1,207,270
2,700	Royal Caribbean Cruises Ltd.	858,249
6,800	TJX Cos., Inc.	846,804
		8,479,473
	Consumer Staples (2.3%)
14,590	Walmart, Inc.	1,429,528

	Energy (2.0%)
7,900	Chevron Corp.	1,197,956

	Financials (12.3%)
3,335	American Express Co.	998,199
2,430	Chubb Ltd.	646,477
3,150	JPMorgan Chase & Co.	933,156
3,200	Marsh & McLennan Cos., Inc.	637,440
4,775	Morgan Stanley	680,247
2,010	S&P Global, Inc.	1,107,711
4,145	Visa, Inc. - Class A	1,431,973
12,800	Wells Fargo & Co.	1,032,064
		7,467,267
	Health Care (10.7%)
5,680	Boston Scientific Corp.#	595,946
5,260	Danaher Corp.	1,037,062
1,905	Eli Lilly & Co.	1,409,833
1,880	Intuitive Surgical, Inc.#	904,449
5,675	Johnson & Johnson	934,899
2,160	Stryker Corp.	848,297
5,310	Zoetis, Inc.	774,145
		6,504,631
	Industrials (7.3%)
4,370	Boeing Co.#	969,441
9,410	Canadian Pacific Kansas City Ltd.	692,105
1,710	Deere & Co.	896,673
6,795	Emerson Electric Co.	988,740
3,785	Waste Management, Inc.	867,371
		4,414,330
	Information Technology (31.1%)
4,230	Analog Devices, Inc.	950,185
16,155	Apple, Inc.	3,353,293
8,280	Broadcom, Inc.	2,431,836
5,565	Datadog, Inc. - Class A#	778,989
8,150	Microsoft Corp.	4,348,025
25,250	NVIDIA Corp.	4,491,218
4,055	Oracle Corp.	1,029,037
720	ServiceNow, Inc.#	679,046
3,600	Snowflake, Inc. - Class A#	804,600
		18,866,229
	Materials (2.7%)
1,845	Linde PLC	849,180
2,340	Sherwin-Williams Co.	774,259
		1,623,439
	Real Estate (1.2%)
6,750	Prologis, Inc.	720,765

	Utilities (2.0%)
13,010	Southern Co.	1,229,185

	TOTAL COMMON STOCKS (Cost $31,466,503)	59,515,084

TOTAL INVESTMENTS (98.0%) (Cost $31,466,503)		59,515,084

OTHER ASSETS, LESS LIABILITIES (2.0%)		1,187,411

NET ASSETS (100.0%)		$60,702,495

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$59,515,084	$—	$—	$59,515,084
Total	$59,515,084	$—	$—	$59,515,084

See accompanying Notes to Schedule of Investments

1

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF SHARES			VALUE

Common Stocks (95.7%)
		Communication Services (7.1%)
111,000	INR	Bharti Airtel Ltd.	$2,413,471
72,400		Millicom International Cellular SA	2,906,860
20,150	EUR	Scout24 SE*	2,692,878
18,510		Sea Ltd. ADR#	2,899,592
8,170		Spotify Technology SA#	5,118,832
127,800		Tencent Music Entertainment Group ADR	2,682,522
			18,714,155
		Consumer Discretionary (7.5%)
35,890	INR	Amber Enterprises India Ltd.#	3,238,705
95,510	EUR	Auto1 Group SE*#	2,863,189
9,090		Flutter Entertainment PLC#	2,747,543
58,900	JPY	Food & Life Cos. Ltd.	2,966,581
138,850	EUR	Lottomatica Group SpA	3,742,683
1,806		MercadoLibre, Inc.#	4,287,245
			19,845,946
		Consumer Staples (1.9%)
129,150	CNY	Eastroc Beverage Group Co. Ltd. - Class A	5,048,234

		Energy (0.8%)
56,460		TechnipFMC PLC	2,053,450

		Financials (18.5%)
6,530	EUR	Allianz SE	2,580,510
387,500	EUR	Alpha Bank SA	1,450,462
335,900	EUR	Banco Santander SA	2,885,644
650,000	GBP	Barclays PLC	3,177,212
26,180	EUR	BAWAG Group AG*	3,304,111
1,480	CAD	Fairfax Financial Holdings Ltd.	2,617,729
147,200	MXN	Grupo Financiero Banorte SAB de CV - Class O	1,310,950
80,500	HKD	Hong Kong Exchanges & Clearing Ltd.	4,356,563
75,700		ICICI Bank Ltd. ADR	2,551,090
116,850	EUR	ING Groep NV	2,723,239
33,170	KRW	KB Financial Group, Inc.	2,635,295
56,200	JPY	Rakuten Bank Ltd.#	2,617,894
90,130	EUR	Societe Generale SA	5,752,863
4,880	CHF	Swissquote Group Holding SA	3,242,494
108,230	EUR	UniCredit SpA	7,962,889
			49,168,945
		Health Care (3.6%)
1,890		Argenx SE ADR#	1,266,924
50,300	JPY	Chugai Pharmaceutical Co. Ltd.	2,411,227
50,070	EUR	Fresenius SE & Co. KGaA	2,389,873
16,470	AUD	Pro Medicus Ltd.	3,382,190
			9,450,214
		Industrials (29.2%)
21,355	EUR	Airbus SE	4,293,531
136,000	JPY	BayCurrent, Inc.	7,809,126
22,900	EUR	Cie de Saint-Gobain SA	2,627,021
56,820	KRW	Doosan Enerbility Co. Ltd.#	2,661,938
156,900	EUR	Fincantieri SpA#	3,036,386
6,095	KRW	Hanwha Aerospace Co. Ltd.	4,348,491
45,510	INR	Hindustan Aeronautics Ltd.	2,341,599
197,200	JPY	Hitachi Ltd.	6,034,447
42,290	EUR	KION Group AG	2,599,771
27,160	EUR	Knorr-Bremse AG	2,710,716
47,200	CAD	MDA Space Ltd.#^	1,321,709
218,930	JPY	Mitsubishi Heavy Industries Ltd.^	5,227,260
37,900	GBP	RELX PLC	1,969,325
34,550	EUR	RENK Group AG	2,682,027
2,875	EUR	Rheinmetall AG	5,691,051
602,610	GBP	Rolls-Royce Holdings PLC	8,552,826
10,220	KRW	Samsung C&T Corp.	1,232,990
10,320	EUR	Schneider Electric SE	2,670,746
15,600	EUR	Siemens AG	3,973,369
49,020	EUR	Siemens Energy AG#	5,675,470
			77,459,799
		Information Technology (20.7%)
45,000	JPY	Advantest Corp.^	2,992,459
8,340		ARM Holdings PLC ADR#^	1,179,068
3,605	EUR	ASML Holding NV	2,498,528
915	CAD	Constellation Software, Inc.	3,156,724
78,000	TWD	Elite Material Co. Ltd.	2,859,215
78,890	EUR	Indra Sistemas SA^	3,267,939
58,600	EUR	IONOS Group SE#	2,779,193
17,830	EUR	Nemetschek SE	2,656,546
21,140		Palantir Technologies, Inc. - Class A#	3,347,519
26,580	KRW	Samsung Electronics Co. Ltd.	1,354,621
18,715	EUR	SAP SE	5,351,658
23,490	KRW	SK Hynix, Inc.	4,552,733
214,000	TWD	Taiwan Semiconductor Manufacturing Co. Ltd.	8,238,840
154,900	AUD	Technology One Ltd.	4,051,956
51,110	AUD	WiseTech Global Ltd.	3,871,079
391,600	HKD	Xiaomi Corp. - Class B*#	2,634,665
			54,792,743
		Materials (5.5%)
20,950	CAD	Agnico Eagle Mines Ltd.^	2,600,757
100,550	CAD	Alamos Gold, Inc. - Class A^	2,443,359
27,070	EUR	Heidelberg Materials AG	6,244,900
4,165		Linde PLC	1,916,983
212,000	AUD	Lynas Rare Earths Ltd.#^	1,424,513
			14,630,512
		Utilities (0.9%)
141,810	EUR	Iberdrola SA	2,492,498

		TOTAL COMMON STOCKS (Cost $192,527,330)	253,656,496

Warrants (0.0%) #
		Information Technology (0.0%)
1,260		Constellation Software, Inc.^
		03/31/40, Strike 1.00
		(Cost $—)	—

Convertible Bond (1.8%)
		Financials (1.8%)
3,200,000		Goldman Sachs Finance Corp. International Ltd. (Tencent Holdings, Ltd.)§
		0.000%, 03/15/27
		(Cost $4,150,494)	4,813,760

See accompanying Notes to Schedule of Investments

1

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (1.4%) #
	Consumer Staples (0.2%)
548	Oddity Tech Ltd.
3,839,836	Call, 10/17/25, Strike $70.00	$419,220

	Information Technology (0.9%)
162	Celestica, Inc.
3,237,732	Call, 08/15/25, Strike $120.00	1,300,050
453	Shopify, Inc.
5,536,113	Call, 08/15/25, Strike $120.00	407,700
243	Taiwan Semiconductor Manufacturing Company Ltd.
5,871,366	Call, 10/17/25, Strike $220.00	741,150
		2,448,900
	Materials (0.1%)
5,210	Vale SA
4,965,130	Call, 12/19/25, Strike $11.00	112,015

	Other (0.2%)
3,028	iShares MSCI EAFE ETF
26,501,056	Put, 08/15/25, Strike $87.00	269,492
3,694	iShares MSCI Japan ETF
27,195,228	Put, 08/15/25, Strike $71.00	92,350
1,837	iShares MSCI South Korea ETF
13,375,197	Put, 08/15/25, Strike $72.00	215,848
		577,690
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $2,861,149)	3,557,825

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.9%)
10,343,784	State Street Navigator Securities Lending Government Money Market Portfolio, 4.325%†*** (Cost $10,343,784)	$10,343,784
TOTAL INVESTMENTS (102.8%) (Cost $209,882,757)		272,371,865

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.9%)		(10,343,784)

OTHER ASSETS, LESS LIABILITIES (1.1%)		3,044,024

NET ASSETS (100.0%)		$265,072,105

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	Swiss Franc	09/26/25	6,209,000	$7,694,134	$(977)
Northern Trust Company	Swiss Franc	09/26/25	4,344,000	5,383,044	(683)
State Street Bank and Trust	Japanese Yen	09/26/25	683,873,000	4,561,809	(137,916)
Northern Trust Company	Swedish Krona	09/26/25	31,281,000	3,206,372	(44,733)
Northern Trust Company	Swedish Krona	09/26/25	18,888,000	1,936,062	(27,010)
State Street Bank and Trust	Japanese Yen	09/26/25	266,247,000	1,776,014	(53,694)
					$(265,013)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
#	Non-income producing security.
^	Security, or portion of security, is on loan.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2025.
***	The rate disclosed is the 7 day net yield as of July 31, 2025.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
TWD	New Taiwan Dollar

ABBREVIATION
ADR	American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

2

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$46,408,856	$207,247,640	$—	$253,656,496
Warrants	—	—	—	—
Convertible Bond	—	4,813,760	—	4,813,760
Exchange-Traded Purchased Options	3,557,825	—	—	3,557,825
Investment of Cash Collateral For Securities Loaned	—	10,343,784	—	10,343,784
Total	$49,966,681	$222,405,184	$—	$272,371,865
Liabilities:
Forward Foreign Currency Contracts	$—	$265,013	$—	$265,013
Total	$—	$265,013	$—	$265,013

CURRENCY EXPOSURE JULY 31, 2025

	Value	% of Total Investments
European Monetary Unit	$99,599,691	36.6%
US Dollar	51,672,997	19.0%
Japanese Yen	30,058,994	11.0%
South Korean Won	16,786,068	6.2%
British Pound Sterling	13,699,363	5.0%
Australian Dollar	12,729,738	4.7%
Canadian Dollar	12,140,278	4.4%
New Taiwan Dollar	11,098,055	4.1%
Indian Rupee	7,993,775	2.9%
Hong Kong Dollar	6,991,228	2.6%
Chinese Yuan Renminbi	5,048,234	1.8%
Swiss Franc	3,242,494	1.2%
Mexican Peso	1,310,950	0.5%
Total Investments	$272,371,865	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

Convertible Bonds (13.0%)
		Communication Services (3.3%)
5,565,000		MakeMyTrip Ltd.*
		0.000%, 07/01/30	$5,737,292
5,100,000		Xiaomi Best Time International Ltd.
		0.000%, 12/17/27	7,437,024
			13,174,316
		Consumer Discretionary (1.0%)
30,000,000	HKD	Chow Tai Fook Jewellery Group Ltd.
		0.375%, 06/30/30	3,853,337

		Financials (3.9%)
10,400,000		Goldman Sachs Finance Corp. International, Ltd. (Tencent Holdings, Ltd.)§
		0.000%, 03/15/27	15,644,720

		Information Technology (2.6%)
4,200,000		SK Hynix, Inc.
		1.750%, 04/11/30	10,225,614

		Materials (1.1%)
3,900,000		KCC Corp.
		1.750%, 07/10/30	4,180,839

		Other (1.1%)
3,400,000		China Hongqiao Group Ltd.
		1.500%, 03/26/30	4,218,958

		Total Convertible Bonds (Cost $41,988,906)	51,297,784

NUMBER OF SHARES			VALUE

Common Stocks (85.6%)
		Communication Services (12.7%)
533,770	INR	Bharti Airtel Ltd.	$11,605,751
248,425	SAR	Etihad Etisalat Co.	4,053,107
3,030,500	HKD	Meitu, Inc.*	4,634,367
151,815		Millicom International Cellular SA	6,095,372
514,729	ZAR	MTN Group Ltd.	4,326,310
10,830	KRW	NAVER Corp.	1,822,636
61,420		Sea Ltd. ADR#	9,621,443
87,800	HKD	Tencent Holdings Ltd.	6,147,071
513,900	BRL	TIM SA	1,900,665
			50,206,722
		Consumer Discretionary (9.6%)
659,400	MXN	Alsea SAB de CV#	1,976,977
103,890	INR	Amber Enterprises India Ltd.#	9,375,008
38,245	INR	Eicher Motors Ltd.	2,377,530
1,135,500	INR	Eternal Ltd.#	3,976,541
511,050	HKD	JD Health International, Inc.*#	3,267,877
3,788		MercadoLibre, Inc.#	8,992,295
986,000	HKD	MGM China Holdings Ltd.	2,081,688
88,000	HKD	Pop Mart International Group Ltd.*	2,745,060
1,889,189	INR	Vishal Mega Mart Ltd.#	2,997,233
			37,790,209
		Consumer Staples (7.1%)
26,140	KRW	APR Corp.	3,435,508
203,250	PLN	Dino Polska SA*#	2,680,490
243,430	CNY	Eastroc Beverage Group Co. Ltd. - Class A	9,515,226
222,238	CNY	Gambol Pet Group Co. Ltd. - Class A	2,791,444
9,400	KRW	Samyang Foods Co. Ltd.	9,713,342
			28,136,010
		Energy (1.1%)
362,010	BRL	PRIO SA#	2,727,576
113,745	INR	Reliance Industries Ltd.	1,796,058
			4,523,634
		Financials (18.9%)
5,461,000	HKD	Agricultural Bank of China Ltd. - Class H	3,577,589
910,500	EUR	Alpha Bank SA	3,408,119
1,269,600	CNY	Bank of Hangzhou Co. Ltd. - Class A	2,830,133
4,581,000	HKD	China Construction Bank Corp. - Class H	4,685,461
3,320,000	HKD	China Galaxy Securities Co. Ltd. - Class H	4,486,683
1,154,150	EUR	Eurobank Ergasias Services & Holdings SA	4,236,146
539,280	MXN	Grupo Financiero Banorte SAB de CV - Class O^	4,802,779
39,065		HDFC Bank Ltd. ADR	2,999,020
146,200	HKD	Hong Kong Exchanges & Clearing Ltd.	7,912,168
292,985		ICICI Bank Ltd. ADR	9,873,594
464,650		Itau Unibanco Holding SA ADR	2,913,356
70,355	KRW	KB Financial Group, Inc.	5,589,575
85,630	INR	PB Fintech Ltd.#	1,753,238
1,960,000	HKD	PICC Property & Casualty Co. Ltd. - Class H	4,068,140
589,000	HKD	Ping An Insurance Group Co. of China Ltd. - Class H^	4,043,697
309,400	BRL	Porto Seguro SA	2,867,153
21,350	KRW	Samsung Life Insurance Co. Ltd.	1,927,146
57,600	KRW	Shinhan Financial Group Co. Ltd.	2,804,768
			74,778,765
		Health Care (1.4%)
277,500	HKD	Innovent Biologics, Inc.*#	3,434,923
134,530	INR	Max Healthcare Institute Ltd.	1,914,782
			5,349,705
		Industrials (10.4%)
2,245	KRW	Doosan Co. Ltd.	959,304
109,311	KRW	Doosan Enerbility Co. Ltd.#	5,121,068
17,067	KRW	Hanwha Aerospace Co. Ltd.	12,176,488
13,905	KRW	Hanwha Corp.	993,109
9,550	KRW	HD Hyundai Heavy Industries Co. Ltd.	3,351,661
127,930	INR	Hindustan Aeronautics Ltd.	6,582,307
12,970,000	HKD	Lonking Holdings Ltd.	4,377,372
14,680	KRW	Samsung C&T Corp.	1,771,066
21,595	KRW	SK Square Co. Ltd.#	2,326,005
1,609,000	HKD	Weichai Power Co. Ltd. - Class H	3,410,864
			41,069,244

See accompanying Notes to Schedule of Investments

1

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF SHARES			VALUE
		Information Technology (20.1%)
179,800	TWD	Accton Technology Corp.	$5,310,247
30,600	TWD	Alchip Technologies Ltd.	3,911,811
24,700	TWD	ASPEED Technology, Inc.	3,740,586
215,000	TWD	Elite Material Co. Ltd.	7,881,170
2,266,000	HKD	Kingdee International Software Group Co. Ltd.#	5,259,411
117,530	KRW	Samsung Electronics Co. Ltd.	5,989,792
1,147,649	TWD	Taiwan Semiconductor Manufacturing Co. Ltd.	44,183,629
393,244	BRL	TOTVS SA	3,062,634
			79,339,280
		Materials (1.9%)
148,540	CAD	Alamos Gold, Inc. - Class A^	3,609,513
459,740		Cemex SAB de CV ADR	3,999,738
			7,609,251
		Real Estate (2.4%)
1,453,458	AED	Emaar Properties PJSC	6,019,207
195,595	INR	Prestige Estates Projects Ltd.	3,610,481
			9,629,688
		Total Common Stocks (Cost $248,132,299)	338,432,508

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Exchange-Traded Purchased Options (1.5%) #
	Communication Services (0.4%)
4,114	Tencent Music Entertainment Group
8,635,286	Call, 10/17/25, Strike $17.00	$1,810,160

	Information Technology (0.5%)
271	NVIDIA Corp.
4,820,277	Call, 09/19/25, Strike $150.00	834,680
358	Taiwan Semiconductor
8,649,996	Manufacturing Company Ltd.
	Call, 10/17/25, Strike $220.00	1,091,900
		1,926,580
	Materials (0.1%)
709	POSCO Holdings, Inc.
3,873,976	Call, 11/21/25, Strike $60.00	164,843
7,732	Vale SA
7,368,596	Call, 12/19/25, Strike $11.00	166,238
		331,081
	Other (0.5%)
8,022	iShares MSCI Emerging Markets
38,954,832	ETF
	Put, 08/15/25, Strike $48.50	437,199
5,402	iShares MSCI South Korea ETF
39,331,962	Put, 08/15/25, Strike $72.00	634,735
5,464	KraneShares CSI China Internet
19,364,416	ETF
	Call, 08/15/25, Strike $36.00	292,324
608	NetEase, Inc.
7,922,240	Call, 09/19/25, Strike $130.00	486,400
		1,850,658
	Total Exchange-Traded Purchased Options (Cost $5,223,997)	5,918,479

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.8%)
3,342,957	State Street Navigator Securities Lending Government Money Market Portfolio, 4.325%†*** (Cost $3,342,957)	$3,342,957
	TOTAL INVESTMENTS (100.9%) (Cost $298,688,159)	398,991,728

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.8%)		(3,342,957)

LIABILITIES, LESS OTHER ASSETS (-0.1%)		(199,234)

NET ASSETS (100.0%)		$395,449,537

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Indonesian Rupiah	09/26/25	192,800,000,000	$11,700,971	$(178,998)
Northern Trust Company	Mexican Peso	09/26/25	149,790,000	7,895,119	33,264
State Street Bank and Trust	New Taiwanese Dollar	09/26/25	230,900,000	7,768,874	(437,402)
Northern Trust Company	Hungarian Forint	09/26/25	1,350,000,000	3,841,518	(104,824)
					$(687,960)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
^	Security, or portion of security, is on loan.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2025.

See accompanying Notes to Schedule of Investments

2

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

***	The rate disclosed is the 7 day net yield as of July 31, 2025.

FOREIGN CURRENCY ABBREVIATIONS
AED	UAE Dirham
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
PLN	Polish Zloty
SAR	Saudi Riyal
TWD	New Taiwan Dollar
ZAR	South African Rand

ABBREVIATION
ADR	American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$51,297,784	$—	$51,297,784
Common Stocks	69,495,222	268,937,286	—	338,432,508
Exchange-Traded Purchased Options	5,918,479	—	—	5,918,479
Investment of Cash Collateral For Securities Loaned	—	3,342,957	—	3,342,957
Forward Foreign Currency Contracts	—	33,264	—	33,264
Total	$75,413,701	$323,611,291	$—	$399,024,992
Liabilities:
Forward Foreign Currency Contracts	$—	$721,224	$—	$721,224
Total	$—	$721,224	$—	$721,224

CURRENCY EXPOSURE JULY 31, 2025

	Value	% of Total Investments
US Dollar	$101,200,701	25.4%
Hong Kong Dollar	67,985,708	17.0%
New Taiwan Dollar	65,027,443	16.3%
South Korean Won	57,981,468	14.5%
Indian Rupee	45,988,929	11.5%
Chinese Yuan Renminbi	15,136,803	3.8%
Brazilian Real	10,558,028	2.7%
European Monetary Unit	7,644,265	1.9%
Mexican Peso	6,779,756	1.7%
UAE Dirham	6,019,207	1.5%
South African Rand	4,326,310	1.1%
Saudi Riyal	4,053,107	1.0%
Canadian Dollar	3,609,513	0.9%
Polish Zloty	2,680,490	0.7%
Total Investments	$398,991,728	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF SHARES			VALUE

Common Stocks (96.7%)
		Communication Services (11.4%)
11,810		Alphabet, Inc. - Class A	$2,266,339
110,000		AT&T, Inc.	3,015,100
5,430		Meta Platforms, Inc. - Class A	4,199,779
3,010		Netflix, Inc.#	3,489,794
6,450		Sea Ltd. ADR#	1,010,392
4,140		Spotify Technology SA#	2,593,876
35,300		Tencent Music Entertainment Group ADR	740,947
			17,316,227
		Consumer Discretionary (8.3%)
18,770		Amazon.com, Inc.#	4,394,245
22,950	INR	Amber Enterprises India Ltd.#	2,071,002
390		AutoZone, Inc.#	1,469,668
5,410		Flutter Entertainment PLC#	1,635,227
38,300	EUR	Lottomatica Group SpA	1,032,371
800		MercadoLibre, Inc.#	1,899,112
			12,501,625
		Consumer Staples (3.5%)
1,690		Costco Wholesale Corp.	1,587,992
56,721	CNY	Eastroc Beverage Group Co. Ltd. - Class A	2,217,118
20,200		Oddity Tech Ltd. - Class A#	1,415,414
			5,220,524
		Energy (3.0%)
3,800		Centrus Energy Corp. - Class A#^	818,520
31,700		EQT Corp.^	1,703,875
55,810		TechnipFMC PLC	2,029,810
			4,552,205
		Financials (14.3%)
128,800	EUR	Banco Santander SA	1,106,493
8,600	EUR	BAWAG Group AG*	1,085,384
820	CAD	Fairfax Financial Holdings Ltd.	1,450,363
3,540		Goldman Sachs Group, Inc.	2,561,508
87,900		Huntington Bancshares, Inc.	1,444,197
28,300		ICICI Bank Ltd. ADR	953,710
13,700	KRW	KB Financial Group, Inc.	1,088,440
4,320		Progressive Corp.	1,045,613
20,600	JPY	Rakuten Bank Ltd.#	959,584
37,600	EUR	Societe Generale SA	2,399,952
43,670	EUR	UniCredit SpA	3,212,966
5,070		Visa, Inc. - Class A	1,751,533
18,650		Wells Fargo & Co.	1,503,749
8,620		Wintrust Financial Corp.	1,103,188
			21,666,680
		Health Care (3.6%)
1,040		Argenx SE ADR#	697,143
20,290		Boston Scientific Corp.#	2,128,827
3,550		Eli Lilly & Co.	2,627,249
			5,453,219
		Industrials (16.3%)
5,400		AeroVironment, Inc.#	1,445,256
24,600	JPY	BayCurrent, Inc.	1,412,533
2,920		Deere & Co.	1,531,160
5,550		GE Vernova, Inc.	3,664,610
1,580	KRW	Hanwha Aerospace Co. Ltd.	1,127,254
90,300	JPY	Hitachi Ltd.	2,763,238
1,415	EUR	Rheinmetall AG	2,800,987
250,700	GBP	Rolls-Royce Holdings PLC	3,558,178
8,900	KRW	Samsung C&T Corp.	1,073,739
8,770	EUR	Siemens AG	2,233,746
10,150	EUR	Siemens Energy AG#	1,175,154
8,170		Waste Management, Inc.	1,872,237
			24,658,092
		Information Technology (30.5%)
3,420		AppLovin Corp. - Class A#	1,336,194
2,000	EUR	ASML Holding NV	1,386,146
5,030		Broadcom, Inc.	1,477,311
12,020		Cloudflare, Inc. - Class A#	2,496,313
7,900		Credo Technology Group Holding Ltd.#	881,245
27,200	EUR	Indra Sistemas SA^	1,126,733
6,600		Microsoft Corp.~	3,521,100
67,500		Mirion Technologies, Inc.#^	1,508,625
64,280		NVIDIA Corp.	11,433,483
14,255		Oracle Corp.	3,617,491
32,860		Palantir Technologies, Inc. - Class A#	5,203,381
15,000	KRW	Samsung Electronics Co. Ltd.	764,459
3,850	EUR	SAP SE	1,100,929
1,840		ServiceNow, Inc.#	1,735,341
5,170	KRW	SK Hynix, Inc.	1,002,028
9,850		Snowflake, Inc. - Class A#	2,201,475
118,000	TWD	Taiwan Semiconductor Manufacturing Co. Ltd.	4,542,912
127,800	HKD	Xiaomi Corp. - Class B#*	859,832
			46,194,998
		Materials (4.9%)
53,800	CAD	Alamos Gold, Inc. - Class A^	1,307,337
11,800	EUR	Heidelberg Materials AG	2,722,195
3,105		Linde PLC	1,429,107
31,900		MP Materials Corp.#	1,961,850
			7,420,489
		Utilities (0.9%)
77,500	EUR	Iberdrola SA	1,362,165

		Total Common Stocks (Cost $93,998,787)	146,346,224

Convertible Preferred Stock (1.1%)
		Industrials (1.1%)
22,991		Boeing Co.^
		6.000%, 10/15/27
		(Cost $1,257,508)	1,625,464

Convertible Bond (0.8%)
		Financials (0.8%)
800,000		Goldman Sachs Finance Corp. International, Ltd. (Tencent Holdings, Ltd.)§
		0.000%, 03/15/27
		(Cost $1,029,966)	1,203,440

See accompanying Notes to Schedule of Investments

1

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Exchange-Traded Purchased Options (0.6%)
	Information Technology (0.2%)
100	NVIDIA Corp.
1,778,700	Call, 09/19/25, Strike $150.00	$308,000

	Other (0.4%)
133	Invesco QQQ Trust Series 1
7,514,633	Put, 09/30/25, Strike $525.00	73,549
132	Invesco QQQ Trust Series 1
7,458,132	Put, 08/15/25, Strike $500.00	5,544
850	iShares Biotechnology ETF
11,284,600	Call, 11/21/25, Strike $135.00	501,500
		580,593
	Total Exchange-Traded Purchased Options (Cost $955,423)	888,593

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.4%)
5,225,829	State Street Navigator Securities Lending Government Money Market Portfolio, 4.325%†*** (Cost $5,225,829)	$5,225,829

	TOTAL INVESTMENTS (102.6%) (Cost $102,467,513)	155,289,550
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.5%)		(5,225,829)

OTHER ASSETS, LESS LIABILITIES (0.9%)		1,239,496

NET ASSETS (100.0%)		$151,303,217

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	Swiss Franc	09/26/25	1,953,000	$2,420,139	$(307)
					$(307)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
^	Security, or portion of security, is on loan.
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $746,900.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2025.
***	The rate disclosed is the 7 day net yield as of July 31, 2025.

FOREIGN CURRENCY ABBREVIATIONS
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
TWD	New Taiwan Dollar

ABBREVIATION
ADR	American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

2

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$100,160,686	$46,185,538	$—	$146,346,224
Convertible Preferred Stock	1,625,464	—	—	1,625,464
Convertible Bonds	—	1,203,440	—	1,203,440
Exchange-Traded Purchased Options	888,593	—	—	888,593
Investment of Cash Collateral For Securities Loaned	—	5,225,829	—	5,225,829
Total	$102,674,743	$52,614,807	$—	$155,289,550
Liabilities:
Forward Foreign Currency Contracts	$—	$307	$—	$307
Total	$—	$307	$—	$307

CURRENCY EXPOSURE JULY 31, 2025

	Value	% of Total Investments
US Dollar	$106,346,312	68.5%
European Monetary Unit	22,745,221	14.6%
Japanese Yen	5,135,355	3.3%
South Korean Won	5,055,920	3.3%
New Taiwan Dollar	4,542,912	2.9%
British Pound Sterling	3,558,178	2.3%
Canadian Dollar	2,757,700	1.8%
Chinese Yuan Renminbi	2,217,118	1.4%
Indian Rupee	2,071,002	1.3%
Hong Kong Dollar	859,832	0.6%
Total Investments	$155,289,550	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos Global Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (35.6%)
		Communication Services (6.4%)
2,238,000		AST SpaceMobile, Inc.*
		2.375%, 10/15/32	$2,358,628
2,752,000		DoorDash, Inc.*
		0.000%, 05/15/30	2,992,085
1,576,000		Liberty Media Corp.-Liberty Formula One
		2.250%, 08/15/27	2,053,954
2,798,000		MakeMyTrip Ltd.*
		0.000%, 07/01/30	2,884,626
		Uber Technologies, Inc.
2,606,000		0.000%, 05/15/28*	2,919,267
2,124,000		0.875%, 12/01/28	2,902,913
1,900,000		Xiaomi Best Time International Ltd.
		0.000%, 12/17/27	2,770,656
			18,882,129
		Consumer Discretionary (1.4%)
2,194,000	EUR	Accor SA
		0.700%, 12/07/27	1,406,330
22,000,000	HKD	Chow Tai Fook Jewellery Group Ltd.
		0.375%, 06/30/30	2,825,781
			4,232,111
		Consumer Staples (2.5%)
358,000		Celcuity, Inc.
		2.750%, 08/01/31	396,349
6,817,000		Oddity Finance LLC*
		0.000%, 06/15/30	7,195,616
			7,591,965
		Energy (1.1%)
2,000,000	EUR	Saipem SpA
		2.875%, 09/11/29	3,324,611

		Financials (1.3%)
1,039,000		Coinbase Global, Inc.
		0.250%, 04/01/30	1,424,189
1,600,000		Goldman Sachs Finance Corp. International, Ltd. (Tencent Holdings, Ltd.)§
		0.000%, 03/15/27	2,406,880
			3,831,069
		Health Care (1.1%)
1,220,000		Alnylam Pharmaceuticals, Inc.^
		1.000%, 09/15/27	1,796,011
1,453,000		Tempus AI, Inc.*
		0.750%, 07/15/30	1,455,833
			3,251,844
		Industrials (3.6%)
5,259,000		AeroVironment, Inc.
		0.000%, 07/15/30	5,923,317
1,148,000		Fluor Corp.
		1.125%, 08/15/29	1,617,015
900,000	EUR	SPIE SA
		2.000%, 01/17/28	1,659,884
1,200,000	EUR	Vinci SA
		0.700%, 02/18/30	1,445,854
			10,646,070
		Information Technology (11.9%)
		Cloudflare, Inc.
1,771,000		0.000%, 06/15/30*	1,971,885
1,223,000		0.000%, 08/15/26^	1,504,204
2,800,000		CyberArk Software Ltd.*
		0.000%, 06/15/30	2,882,628
3,671,000		Guidewire Software, Inc.*
		1.250%, 11/01/29	4,216,401
2,417,000		Itron, Inc.
		1.375%, 07/15/30	2,778,342
2,008,000		Life360, Inc.*
		0.000%, 06/01/30	2,373,717
5,089,000		Mirion Technologies, Inc.*
		0.250%, 06/01/30	6,022,017
1,221,000		Nutanix, Inc.*^
		0.500%, 12/15/29	1,379,950
1,895,000		Snowflake, Inc.*
		0.000%, 10/01/29	2,948,449
3,319,000		Spotify USA, Inc.
		0.000%, 03/15/26	4,210,417
1,698,000		Xero Investments Ltd.
		1.625%, 06/12/31	2,095,026
2,905,000		Zscaler, Inc.*
		0.000%, 07/15/28	2,840,189
			35,223,225
		Materials (1.8%)
2,047,000		Fortuna Mining Corp.
		3.750%, 06/30/29	2,633,772
883,000		MP Materials Corp.*
		3.000%, 03/01/30	2,587,888
			5,221,660
		Utilities (4.5%)
3,344,000		Duke Energy Corp.
		4.125%, 04/15/26	3,583,598
2,200,000	EUR	Iberdrola Finanzas SA
		1.500%, 03/27/30	2,597,632
3,246,000		PPL Capital Funding, Inc.
		2.875%, 03/15/28	3,625,652
3,149,000		Southern Co.
		4.500%, 06/15/27	3,526,439
			13,333,321
		TOTAL CONVERTIBLE BONDS (Cost $96,204,394)	105,538,005

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCK (2.6%)
	Industrials (2.6%)
108,493	Boeing Co.
	6.000%, 10/15/27
	(Cost $5,722,732)	$7,670,455

Common Stocks (59.6%)
	Communication Services (6.4%)
24,815	Alphabet, Inc. - Class A	4,761,998

See accompanying Notes to Schedule of Investments

1

Calamos Global Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF SHARES			VALUE

218,195		AT&T, Inc.	$5,980,725
6,075		Meta Platforms, Inc. - Class A	4,698,648
3,060		Netflix, Inc.#	3,547,764
			18,989,135
		Consumer Discretionary (4.8%)
29,680		Amazon.com, Inc.#	6,948,385
27,310	INR	Amber Enterprises India Ltd.#	2,464,448
700		AutoZone, Inc.#	2,637,866
890		MercadoLibre, Inc.#	2,112,762
			14,163,461
		Consumer Staples (2.4%)
2,885		Costco Wholesale Corp.	2,710,861
39,000	CNY	Eastroc Beverage Group Co. Ltd. - Class A	1,524,438
17,340		Philip Morris International, Inc.	2,844,627
			7,079,926
		Energy (2.3%)
3,750		Centrus Energy Corp. - Class A^#	807,750
52,710		EQT Corp.^	2,833,163
12,050		Exxon Mobil Corp.	1,345,262
48,300		TechnipFMC PLC	1,756,671
			6,742,846
		Financials (11.7%)
253,910	EUR	Banco Santander SA	2,181,285
11,600	EUR	BAWAG Group AG*	1,464,006
1,200	CAD	Fairfax Financial Holdings Ltd.	2,122,483
4,640		Goldman Sachs Group, Inc.	3,357,458
132,800		Huntington Bancshares, Inc.	2,181,904
59,530		ICICI Bank Ltd. ADR	2,006,161
11,555		JPMorgan Chase & Co.	3,423,053
17,930	KRW	KB Financial Group, Inc.	1,424,505
9,149		Progressive Corp.	2,214,424
26,700	JPY	Rakuten Bank Ltd.#	1,243,733
49,470	EUR	Societe Generale SA	3,157,596
64,625	EUR	UniCredit SpA	4,754,705
6,255		Visa, Inc. - Class A	2,160,915
37,270		Wells Fargo & Co.	3,005,080
			34,697,308
		Health Care (0.9%)
3,710		Eli Lilly & Co.	2,745,660

		Industrials (10.0%)
24,700	JPY	BayCurrent, Inc.	1,418,275
5,660		Deere & Co.	2,967,934
7,825		GE Vernova, Inc.	5,166,769
130,200	JPY	Hitachi Ltd.	3,984,204
1,735	EUR	Rheinmetall AG	3,434,426
262,091	GBP	Rolls-Royce Holdings PLC	3,719,850
11,660	KRW	Samsung C&T Corp.	1,406,718
11,480	EUR	Siemens AG	2,923,992
13,300	EUR	Siemens Energy AG#	1,539,856
12,980		Waste Management, Inc.	2,974,497
			29,536,521
		Information Technology (18.1%)
3,960	EUR	ASML Holding NV	2,744,569
9,935		Broadcom, Inc.	2,917,910
13,865		Microsoft Corp.	7,396,977
95,405		NVIDIA Corp.	16,969,687
17,618		Oracle Corp.	4,470,920
23,275		Palantir Technologies, Inc. - Class A#	3,685,596
29,360	KRW	Samsung Electronics Co. Ltd.	1,496,301
5,125	EUR	SAP SE	1,465,522
2,985		ServiceNow, Inc.#	2,815,213
6,745	KRW	SK Hynix, Inc.	1,307,288
222,000	TWD	Taiwan Semiconductor Manufacturing Co. Ltd.	8,546,834
			53,816,817
		Materials (3.0%)
107,450	CAD	Alamos Gold, Inc. - Class A	2,611,029
14,725	EUR	Heidelberg Materials AG	3,396,976
4,010		Linde PLC	1,845,643
15,950		MP Materials Corp.^#	980,925
			8,834,573
		Total Common Stocks (Cost $107,619,688)	176,606,247

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Exchange-Traded Purchased Options (0.9%) #
	Information Technology (0.2%)
195	NVIDIA Corp.
3,468,465	Call, 09/19/25, Strike $150.00	$600,600

	Materials (0.0%)
5,602	Vale SA
5,338,706	Call, 12/19/25, Strike $11.00	120,443

	Other (0.7%)
523	Invesco QQQ Trust Series 1
29,550,023	Put, 09/30/25, Strike $550.00	521,169
261	Invesco QQQ Trust Series 1
14,746,761	Put, 09/30/25, Strike $525.00	144,333
2,243	iShares Biotechnology ETF
29,778,068	Call, 11/21/25, Strike $135.00	1,323,370
233	SPDR® S&P 500® ETF Trust
14,727,464	Put, 09/30/25, Strike $590.00	112,073
232	SPDR® S&P 500® ETF Trust
14,664,256	Put, 08/15/25, Strike $570.00	9,164
		2,110,109
	Total Exchange-Traded Purchased Options (Cost $3,178,837)	2,831,152

See accompanying Notes to Schedule of Investments

2

Calamos Global Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.1%)
3,143,068	State Street Navigator Securities Lending Government Money Market Portfolio, 4.325%†*** (Cost $3,143,068)	$3,143,068
	TOTAL INVESTMENTS (99.8%) (Cost $215,868,719)	$295,788,927
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.1%)		(3,143,068)

OTHER ASSETS, LESS LIABILITIES (1.3%)		3,742,106

NET ASSETS (100.0%)		$296,387,965

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	Swiss Franc	09/26/25	4,120,000	$5,105,465	$(648)
State Street Bank and Trust	Japanese Yen	09/26/25	724,023,000	4,829,632	(146,013)
					$(146,661)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
^	Security, or portion of security, is on loan.
#	Non-income producing security.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2025.
***	The rate disclosed is the 7 day net yield as of July 31, 2025.

FOREIGN CURRENCY ABBREVIATIONS
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
TWD	New Taiwan Dollar

ABBREVIATION
ADR	American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$105,538,005	$—	$105,538,005
Convertible Preferred Stock	7,670,455	—	—	7,670,455
Common Stocks	121,006,720	55,599,527	—	176,606,247
Exchange-Traded Purchased Options	2,831,152	—	—	2,831,152
Investment of Cash Collateral For Securities Loaned	—	3,143,068	—	3,143,068
Total	$131,508,327	$164,280,600	$—	$295,788,927
Liabilities:
Forward Foreign Currency Contracts	$—	$146,661	$—	$146,661
Total	$—	$146,661	$—	$146,661

CURRENCY EXPOSURE JULY 31, 2025

	Value	% of Total Investments
US Dollar	$222,195,796	75.1%
European Monetary Unit	37,497,244	12.7%
New Taiwan Dollar	8,546,834	2.9%
Japanese Yen	6,646,212	2.2%
South Korean Won	5,634,812	1.9%
Canadian Dollar	4,733,512	1.6%
British Pound Sterling	3,719,850	1.3%
Hong Kong Dollar	2,825,781	1.0%
Indian Rupee	2,464,448	0.8%
Chinese Yuan Renminbi	1,524,438	0.5%
Total Investments	$295,788,927	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF SHARES			VALUE

Common Stocks (96.0%)
		Communication Services (9.1%)
10,900	GBP	Baltic Classifieds Group PLC	$51,534
1,610	KRW	Dear U Co. Ltd.	56,884
52,000	HKD	Meitu, Inc.*	79,521
2,560		Millicom International Cellular SA	102,784
1,582	EUR	Scout24 SE*	211,421
25,600	AUD	Superloop Ltd.#	54,854
21,200	GBP	Trustpilot Group PLC*#	69,915
			626,913
		Consumer Discretionary (11.1%)
1,895	INR	Amber Enterprises India Ltd.#	171,004
2,250	EUR	Auto1 Group SE*#	67,450
4,840	SEK	Betsson AB - Class B	81,953
4,100	HKD	DPC Dash Ltd.#	44,252
2,100	JPY	Food & Life Cos. Ltd.	105,769
145	GBP	Games Workshop Group PLC	31,068
7,200	EUR	Lottomatica Group SpA	194,075
42,430	INR	Vishal Mega Mart Ltd.#	67,316
			762,887
		Consumer Staples (5.9%)
679	GBP	Cranswick PLC	47,552
1,580	EUR	Distribuidora Internacional de Alimentacion SA#	51,749
2,030		Oddity Tech Ltd. - Class A#	142,242
157	KRW	Samyang Foods Co. Ltd.	162,234
			403,777
		Energy (0.8%)
20,500	EUR	Saipem SpA	54,797

		Financials (9.0%)
31,600	EUR	Alpha Bank SA	118,283
1,300	EUR	BAWAG Group AG*	164,070
1,870	CAD	Definity Financial Corp.	100,747
2,500	JPY	Rakuten Bank Ltd.#	116,454
180	CHF	Swissquote Group Holding SA	119,600
			619,154
		Health Care (3.2%)
10,630	SEK	Ambea AB*	133,731
2,300	SEK	Sectra AB - Class B	85,275
			219,006
		Industrials (28.3%)
4,300	JPY	BayCurrent, Inc.	246,906
115	CHF	Belimo Holding AG	133,829
368	EUR	DO & Co. AG	83,021
120	KRW	Doosan Co. Ltd.	51,277
2,940	EUR	Exosens SAS	137,338
4,290	EUR	Fincantieri SpA#	83,022
765	KRW	Hanwha Corp.	54,637
840	KRW	Hyundai Rotem Co. Ltd.	121,429
1,100	JPY	IHI Corp.	122,492
4,200	JPY	Japan Elevator Service Holdings Co. Ltd.	112,121
337,000	HKD	Lonking Holdings Ltd.	113,737
1,750	CAD	MDA Space Ltd.#	49,004
3,020	EUR	Palfinger AG	125,604
5,450	CHF	R&S Group Holding AG	248,914
1,280	EUR	RENK Group AG	99,363
910	EUR	Vossloh AG	89,251
2,940	EUR	Wacker Neuson SE	76,910
			1,948,855
		Information Technology (22.1%)
790	TWD	Alchip Technologies Ltd.	100,991
2,400	TWD	Elite Material Co. Ltd.	87,976
3,270	EUR	Indra Sistemas SA	135,456
2,200	EUR	IONOS Group SE#	104,338
645	CAD	Kinaxis, Inc.#	95,726
37,000	HKD	Kingdee International Software Group Co. Ltd.#	85,877
4,410	AUD	Life360, Inc.*#	112,280
2,590	ILS	Nayax Ltd.#	114,204
348	EUR	Nemetschek SE	51,850
4,550	NOK	Norbit ASA	90,419
385	KRW	Park Systems Corp.	76,000
7,750	EUR	Profile Systems & Software SA	67,590
10,600	JPY	SHIFT, Inc.#	111,241
6,430	AUD	Technology One Ltd.	168,199
8,900	BRL	TOTVS SA	69,314
3,700	JPY	Towa Corp.	45,948
			1,517,409
		Materials (5.0%)
555	EUR	AlzChem Group AG	93,946
4,700	CAD	Hudbay Minerals, Inc.	43,622
7,900	AUD	Lynas Rare Earths Ltd.#	53,083
1,803	EUR	SOL SpA	96,206
2,140	CAD	Torex Gold Resources, Inc.#	60,280
			347,137
		Real Estate (0.6%)
9,000	INR	Kolte-Patil Developers Ltd.	42,222

		Utilities (0.9%)
7,820	EUR	Italgas SpA	64,885

		Total Common Stocks (Cost $5,064,491)	6,607,042
		TOTAL INVESTMENTS (96.0%) (Cost $5,064,491)	6,607,042

OTHER ASSETS, LESS LIABILITIES (4.0%)			276,526

NET ASSETS (100.0%)			$6,883,568

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Japanese Yen	09/26/25	66,054,000	$441,187	$(12,751)
					$(12,751)

See accompanying Notes to Schedule of Investments

1

Calamos International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$767,002	$5,840,040	$—	$6,607,042
Total	$767,002	$5,840,040	$—	$6,607,042
Liabilities:
Forward Foreign Currency Contracts	$—	$12,751	$—	$12,751
Total	$—	$12,751	$—	$12,751

CURRENCY EXPOSURE JULY 31, 2025

	Value	% of Total Investments
European Monetary Unit	$2,170,625	32.9%
Japanese Yen	860,931	13.0%
South Korean Won	522,461	7.9%
Swiss Franc	502,343	7.6%
Australian Dollar	388,416	5.9%
Canadian Dollar	349,379	5.3%
Hong Kong Dollar	323,387	4.9%
Swedish Krona	300,959	4.6%
Indian Rupee	280,542	4.2%
US Dollar	245,026	3.7%
British Pound Sterling	200,069	3.0%
New Taiwan Dollar	188,967	2.9%
Israeli Shekel	114,204	1.7%
Norwegian Krone	90,419	1.4%
Brazilian Real	69,314	1.0%
Total Investments	$6,607,042	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

2

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

Corporate Bonds (46.7%)
	Airlines (1.1%)
84,901	Air Canada Pass-Through Trust Series 2015-2, Class AA*
	3.750%, 06/15/29	$82,117
80,907	Alaska Airlines Pass-Through Trust Series 2020-1, Class A*
	4.800%, 02/15/29	80,731
67,174	British Airways Pass-Through Trust Series 2019-1, Class A*
	3.350%, 12/15/30	64,287
111,593	JetBlue Pass-Through Trust Series 2019-1, Class AA
	2.750%, 11/15/33	97,457
		324,592
	Communication Services (2.8%)
200,000	Alphabet, Inc.^
	2.050%, 08/15/50	110,406
200,000	Ashtead Capital, Inc.*
	4.375%, 08/15/27	198,530
100,000	Charter Communications Operating LLC/Charter Communications Operating Capital
	2.800%, 04/01/31	88,679
150,000	Comcast Corp.
	3.900%, 03/01/38	129,234
75,000	Paramount Global
	3.700%, 10/04/26	73,496
100,000	U.S. Cellular Corp.
	6.700%, 12/15/33	105,750
100,000	Verizon Communications, Inc.
	4.016%, 12/03/29	98,302
		804,397
	Consumer Discretionary (3.4%)
50,000	Bath & Body Works, Inc.*
	6.625%, 10/01/30	51,248
25,000	Caesars Entertainment, Inc.*
	7.000%, 02/15/30	25,812
150,000	Cargill, Inc.*
	3.125%, 05/25/51	98,676
200,000	Ford Motor Credit Co. LLC
	4.000%, 11/13/30	183,886
50,000	goeasy Ltd.*
	7.625%, 07/01/29	51,536
125,000	Kohl's Corp.
	5.550%, 07/17/45	70,399
100,000	M/I Homes, Inc.
	3.950%, 02/15/30	93,291
100,000	Mattel, Inc.
	6.200%, 10/01/40	99,995
100,000	Meritage Homes Corp.*^
	3.875%, 04/15/29	96,643
100,000	NIKE, Inc.^
	2.850%, 03/27/30	93,938
100,000	Tractor Supply Co.
	5.250%, 05/15/33	101,659
		967,083
	Consumer Staples (2.9%)
125,000	Anheuser-Busch InBev Worldwide, Inc.
	3.500%, 06/01/30	120,272
125,000	Archer-Daniels-Midland Co.
	3.250%, 03/27/30	118,881
125,000	Costco Wholesale Corp.
	1.600%, 04/20/30	111,164
100,000	Edgewell Personal Care Co.*
	4.125%, 04/01/29	94,715
125,000	Hershey Co.
	1.700%, 06/01/30	110,306
100,000	Kimberly-Clark Corp.
	3.100%, 03/26/30	94,851
100,000	Novartis Capital Corp.
	4.700%, 09/18/54	88,816
25,000	Performance Food Group, Inc.*
	5.500%, 10/15/27	24,994
50,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	47,811
		811,810
	Energy (1.0%)
95,000	Energy Transfer LP‡
	7.575%, 11/01/66
	3 mo. USD Term SOFR + 3.28%	94,808
	EQT Corp.*
100,000	7.500%, 06/01/27	101,814
100,000	3.125%, 05/15/26	98,679
		295,301
	Financials (17.2%)
115,000	Ally Financial, Inc.‡
	4.700%, 05/15/26
	5 yr. CMT + 3.87%	112,209
100,000	American Homes 4 Rent LP
	4.950%, 06/15/30	100,731
100,000	Arthur J Gallagher & Co.^
	5.000%, 02/15/32	100,851
100,000	Aviation Capital Group LLC*
	3.500%, 11/01/27	97,334
100,000	Avolon Holdings Funding Ltd.*
	5.500%, 01/15/26	100,322
125,000	AXIS Specialty Finance PLC
	4.000%, 12/06/27	123,208
100,000	Bank of America Corp.‡
	2.087%, 06/14/29
	1 day USD SOFR + 1.06%	93,628
150,000	Bank of Montreal‡
	3.088%, 01/10/37
	5 yr. CMT + 1.40%	131,100
100,000	Bank of New York Mellon Corp.‡
	5.834%, 10/25/33
	1 day USD SOFR Index + 2.07%	105,991
150,000	Berkshire Hathaway Finance Corp.
	4.250%, 01/15/49	125,349
100,000	BlackRock Funding, Inc.
	5.250%, 03/14/54	95,220
125,000	BP Capital Markets PLC‡
	4.875%, 03/22/30
	5 yr. CMT + 4.40%	123,438
175,000	Brookfield Finance, Inc.
	2.724%, 04/15/31	157,948

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
100,000	Brown & Brown, Inc.
	5.650%, 06/11/34	$101,894
150,000	Capital One Financial Corp.‡
	2.359%, 07/29/32
	1 day USD SOFR + 1.34%	127,797
100,000	Charles Schwab Corp.‡
	4.000%, 06/01/26
	5 yr. CMT + 3.17%	98,599
100,000	Chubb INA Holdings LLC
	4.150%, 03/13/43	84,983
150,000	Citigroup, Inc.‡
	3.875%, 02/18/26
	5 yr. CMT + 3.42%	148,324
100,000	Citizens Financial Group, Inc.‡
	5.718%, 07/23/32
	1 day USD SOFR + 1.91%	103,271
100,000	Essent Group Ltd.
	6.250%, 07/01/29	103,698
100,000	Essential Properties LP
	2.950%, 07/15/31	88,938
115,000	Essex Portfolio LP
	2.650%, 03/15/32	100,563
100,000	Fiserv, Inc.
	4.750%, 03/15/30	100,291
100,000	FNB Corp.‡
	5.722%, 12/11/30
	1 day USD SOFR Index + 1.93%	100,763
100,000	Global Net Lease, Inc.*
	4.500%, 09/30/28	96,454
125,000	Globe Life, Inc.
	4.550%, 09/15/28	125,151
100,000	GLP Capital LP/GLP Financing II, Inc.
	3.250%, 01/15/32	88,518
150,000	Goldman Sachs Group, Inc.‡
	3.800%, 05/10/26
	5 yr. CMT + 2.97%	147,328
125,000	JPMorgan Chase & Co.^‡
	3.650%, 06/01/26
	5 yr. CMT + 2.85%	123,169
200,000	LSEGA Financing PLC*
	2.000%, 04/06/28	187,708
100,000	M&T Bank Corp.‡
	4.833%, 01/16/29
	1 day USD SOFR + 0.93%	100,645
125,000	Markel Group, Inc.
	3.500%, 11/01/27	122,191
100,000	MetLife, Inc.
	6.400%, 12/15/66	104,209
100,000	Morgan Stanley‡
	5.042%, 07/19/30
	1 day USD SOFR + 1.22%	101,729
118,000	PartnerRe Finance B LLC‡
	4.500%, 10/01/50
	5 yr. CMT + 3.82%	110,134
100,000	Primerica, Inc.
	2.800%, 11/19/31	89,219
100,000	Prologis LP
	2.875%, 11/15/29	93,977
125,000	RenaissanceRe Finance, Inc.
	3.450%, 07/01/27	122,820
100,000	SLM Corp.
	3.125%, 11/02/26	97,744
100,000	Toronto-Dominion Bank^
	4.456%, 06/08/32	98,129
125,000	Travelers Cos., Inc.
	2.550%, 04/27/50	74,621
100,000	U.S. Bancorp‡
	5.100%, 07/23/30
	1 day USD SOFR + 1.25%	102,084
200,000	USAA Capital Corp.*
	2.125%, 05/01/30	181,024
125,000	Wells Fargo & Co.
	4.400%, 06/14/46	102,680
		4,895,984
	Health Care (2.8%)
100,000	CVS Health Corp.
	4.780%, 03/25/38	91,608
100,000	DaVita, Inc.*
	4.625%, 06/01/30	95,519
100,000	Elanco Animal Health, Inc.
	6.650%, 08/28/28	103,619
100,000	Illumina, Inc.
	5.750%, 12/13/27	102,265
150,000	Johnson & Johnson
	3.400%, 01/15/38	128,190
100,000	Kaiser Foundation Hospitals
	2.810%, 06/01/41	71,464
100,000	Royalty Pharma PLC
	2.200%, 09/02/30	88,468
100,000	Zoetis, Inc.
	5.600%, 11/16/32	105,208
		786,341
	Industrials (4.9%)
125,000	Air Lease Corp.‡
	4.650%, 06/15/26
	5 yr. CMT + 4.08%	124,037
100,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC*
	4.625%, 01/15/27	99,336
100,000	Burlington Northern Santa Fe LLC
	4.950%, 09/15/41	93,917
100,000	Cummins, Inc.
	4.875%, 10/01/43	93,956
100,000	EnerSys*
	4.375%, 12/15/27	98,311
100,000	Graphic Packaging International LLC*
	1.512%, 04/15/26	97,562
80,000	GXO Logistics, Inc.
	1.650%, 07/15/26	77,765
100,000	Honeywell International, Inc.
	1.950%, 06/01/30	89,314
100,000	Illinois Tool Works, Inc.
	4.875%, 09/15/41	93,663
100,000	Paychex, Inc.
	5.100%, 04/15/30	102,204
250,000	SMBC Aviation Capital Finance DAC*
	1.900%, 10/15/26	241,770
100,000	TransDigm, Inc.*
	6.375%, 03/01/29	102,422
78,875	United Airlines Pass-Through Trust Series 2018-1, Class B
	4.600%, 09/01/27	77,719
		1,391,976
	Information Technology (5.7%)
150,000	Apple, Inc.
	4.375%, 05/13/45	131,957

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
125,000	Applied Materials, Inc.
	4.350%, 04/01/47	$106,846
100,000	Broadridge Financial Solutions, Inc.
	3.400%, 06/27/26	99,039
110,000	CGI, Inc.
	2.300%, 09/14/31	95,271
125,000	Fortinet, Inc.
	2.200%, 03/15/31	109,920
100,000	Intuit, Inc.
	5.200%, 09/15/33	103,108
157,000	Microsoft Corp.
	4.100%, 02/06/37	149,785
125,000	NVIDIA Corp.
	3.500%, 04/01/40	105,081
100,000	Open Text Corp.*
	6.900%, 12/01/27	103,291
100,000	Roper Technologies, Inc.
	4.900%, 10/15/34	98,231
100,000	Synopsys, Inc.
	4.850%, 04/01/30	101,170
100,000	Take-Two Interactive Software, Inc.
	4.950%, 03/28/28	101,325
100,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	95,314
100,000	Twilio, Inc.
	3.625%, 03/15/29	94,780
100,000	VMware LLC^
	1.800%, 08/15/28	92,444
25,000	Zebra Technologies Corp.*
	6.500%, 06/01/32	25,639
		1,613,201
	Other (0.4%)
125,000	Intact Financial Corp.*
	5.459%, 09/22/32	127,315

	Real Estate (1.8%)
100,000	Brixmor Operating Partnership LP
	4.125%, 06/15/26	99,665
100,000	EPR Properties
	4.950%, 04/15/28	100,044
100,000	Global Net Lease, Inc./Global Net Lease Operating Partnership LP*
	3.750%, 12/15/27
		95,577
100,000	Public Storage Operating Co.
	2.300%, 05/01/31	88,554
125,000	Tanger Properties LP
	3.875%, 07/15/27	123,069
		506,909
	Utilities (2.7%)
150,000	Berkshire Hathaway Energy Co.
	3.800%, 07/15/48	112,237
100,000	Consolidated Edison Co. of New York, Inc.
	3.350%, 04/01/30	95,923
150,000	Duke Energy Carolinas LLC
	3.700%, 12/01/47	112,119
125,000	Entergy Texas, Inc.
	1.750%, 03/15/31	107,468
150,000	Northern States Power Co.
	3.750%, 12/01/47	110,171
150,000	Public Service Electric & Gas Co.
	3.600%, 12/01/47	111,595
125,000	Southern Co.‡
	3.750%, 09/15/51
	5 yr. CMT + 2.92%	123,309
		772,822
	Total Corporate Bonds (Cost $14,051,338)	13,297,731

Bank Loans (3.9%) ¡
	Airlines (0.4%)
123,438	Air Canada‡
	6.353%, 03/21/31
	1 mo. USD Term SOFR + 2.00%	123,592

	Communication Services (0.8%)
213,941	APi Group DE, Inc.‡
	6.106%, 01/03/29
	1 mo. USD Term SOFR + 1.75%	214,016

	Consumer Discretionary (1.1%)
61,593	American Axle & Manufacturing, Inc.‡
	7.346%, 12/13/29
	1 mo. USD Term SOFR + 3.00%	61,631
34,407	American Axle & Manufacturing, Inc.‡
	7.053%, 12/13/29
	6 mo. USD Term SOFR + 3.00%	34,429
123,752	Light & Wonder International, Inc.‡
	6.593%, 04/14/29
	1 mo. USD Term SOFR + 2.25%	124,186
100,000	Murphy USA, Inc.‡
	6.079%, 04/07/32
	1 mo. USD Term SOFR + 1.75%	101,000
		321,246
	Financials (0.2%)
53,949	Jazz Financing Lux SARL‡
	6.606%, 05/05/28
	1 mo. USD Term SOFR + 2.25%	54,223

	Industrials (0.4%)
119,949	American Airlines, Inc.‡
	6.576%, 04/20/28
	3 mo. USD Term SOFR + 2.25%	119,620
		119,620
	Information Technology (0.5%)
123,438	KBR, Inc.‡
	6.356%, 01/17/31
	1 mo. USD Term SOFR + 2.00%	123,746

	Materials (0.5%)
135,675	Axalta Coating Systems U.S. Holdings, Inc.‡
	6.046%, 12/20/29
	3 mo. USD Term SOFR + 1.75%	136,275

	Total Bank Loans (Cost $1,090,295)	1,092,718

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

U.S. Government and Agency Securities (42.5%)
	Other (42.5%)
100,000	Farm Credit Bank of Texas*‡
	5.700%, 09/15/25
	5 yr. CMT + 5.42%	$100,075
	Federal Home Loan Mortgage Corp.
62,203	2.500%, 02/01/35	58,003
116,714	4.000%, 05/01/49	109,323
	Federal National Mortgage Association
77,228	2.500%, 09/01/31	74,133
67,416	3.000%, 02/01/33	64,882
38,225	3.000%, 01/01/35	36,486
220,487	3.000%, 07/01/46	194,392
144,250	3.000%, 03/01/47	127,178
40,217	4.000%, 03/01/47	37,770
123,443	3.500%, 08/01/47	112,440
68,657	4.500%, 04/01/48	66,380
90,148	4.000%, 06/01/48	84,514
59,678	3.500%, 02/01/49	54,283
54,380	3.000%, 07/01/49	47,249
104,704	3.500%, 11/01/49	94,680
526,613	2.500%, 04/01/50	437,074
447,052	3.000%, 04/01/50	388,341
356,610	3.500%, 04/01/50	322,509
701,770	2.500%, 07/01/51	579,062
230,476	4.500%, 06/01/52	219,852
473,211	4.000%, 11/01/52	437,613
417,602	4.500%, 11/01/52	398,029
393,098	5.500%, 12/01/52	393,576
639,360	4.500%, 02/01/53	609,196
660,356	5.500%, 08/01/53	659,064
656,964	6.000%, 09/01/53	668,069
787,152	6.000%, 03/01/54	799,459
	Government National Mortgage Association
119,547	3.500%, 10/20/47	109,478
91,095	3.000%, 10/20/47	80,702
	U.S. Treasury Bonds
550,000	3.500%, 02/15/39	491,949
300,000	1.125%, 05/15/40	185,297
200,000	4.000%, 11/15/42	180,563
500,000	3.000%, 05/15/47	370,273
500,000	2.250%, 08/15/49	309,453
500,000	2.000%, 02/15/50	289,805
200,000	2.875%, 05/15/52	138,719
350,000	3.000%, 08/15/52	248,856
425,000	3.625%, 02/15/53	342,025
	U.S. Treasury Notes
1,150,000	3.750%, 08/31/31	1,130,639
950,000	3.875%, 08/15/34	919,199
125,000	4.250%, 05/15/35	123,916
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $13,572,109)	12,094,506

RESIDENTIAL MORTGAGE BACKED SECURITY (0.3%)
	Other (0.3%)
100,000	BX Trust Series 2019-OC11, Class A*
	3.202%, 12/09/41
	(Cost $101,466)	93,224

Asset Backed Securities (4.0%)
	Financials (2.5%)
68,927	ELFI Graduate Loan Program LLC Series 2022-A, Class A*
	4.510%, 08/26/47	67,460
14,405	Enterprise Fleet Financing LLC Series 2022-4, Class A2*
	5.760%, 10/22/29	14,457
150,000	Hertz Vehicle Financing III LP Series 2021-2A, Class A*
	1.680%, 12/27/27	144,610
27,775	Oscar U.S. Funding XII LLC Series 2021-1A, Class A4*
	1.000%, 04/10/28	27,519
13,103	Pawnee Equipment Receivables LLC Series 2022-1, Class A3*
	5.170%, 02/15/28	13,107
237,000	Progress Residential Trust Series 2021-SFR5, Class B*
	1.658%, 07/17/38	231,439
11,332	SoFi Professional Loan Program LLC Series 2017-F, Class A2FX*
	2.840%, 01/25/41	11,276
200,000	Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A*
	4.930%, 06/25/36	203,340
		713,208
	Other (1.5%)
150,000	Aligned Data Centers Issuer LLC Series 2021-1A, Class A2*
	1.937%, 08/15/46	145,079
19,719	Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2*
	5.300%, 06/21/28	19,747
71,250	CLI Funding VI LLC Series 2020-3A, Class A*
	2.070%, 10/18/45	66,215
98,792	SVC ABS LLC Series 2023-1A, Class A*
	5.150%, 02/20/53	97,623
100,000	USAA Auto Owner Trust Series 2024-A, Class A3*
	5.030%, 03/15/29	100,652
		429,316
	Total Asset Backed Securities (Cost $1,159,047)	1,142,524

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES/
PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.7%)
491,500	State Street Navigator Securities Lending Government Money Market Portfolio, 4.325%†***
	(Cost $491,500)	$491,500
	TOTAL INVESTMENTS (99.1%) (Cost $30,465,755)	28,212,203
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.7%)		(491,500)

OTHER ASSETS, LESS LIABILITIES (2.6%)		747,456

NET ASSETS (100.0%)		$28,468,159

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2025.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2025.
***	The rate disclosed is the 7 day net yield as of July 31, 2025.

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys 2,000,000	U.S. Treasury Note 5-Year	Sep 2025	$2,163,438	$6,358

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$13,297,731	$—	$13,297,731
Bank Loans	—	1,092,718	—	1,092,718
U.S. Government and Agency Securities	—	12,094,506	—	12,094,506
Residential Mortgage Backed Security	—	93,224	—	93,224
Asset Backed Securities	—	1,142,524	—	1,142,524
Investment of Cash Collateral For Securities Loaned	—	491,500	—	491,500
Futures Contracts	6,358	—	—	6,358
Total	$6,358	$28,212,203	$—	$28,218,561

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
Asset Backed Security (0.3%)
	Other (0.3%)
100,000	SVC ABS LLC Series 2023-1A, Class C*
	6.700%, 02/20/53
	(Cost $95,250)	$96,235

Corporate Bonds (78.0%)
	Airlines (0.9%)
74,434	Alaska Airlines Pass-Through Trust Series 2020-1, Class A*
	4.800%, 02/15/29	74,273
17,337	Alaska Airlines Pass-Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	17,360
87,600	American Airlines Pass-Through Trust Series 2021-1, Class B
	3.950%, 01/11/32	82,771
75,273	British Airways Pass-Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	71,741
79,041	JetBlue Pass-Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	79,416
		325,561
	Communication Services (7.5%)
105,000	APi Group DE, Inc.*
	4.750%, 10/15/29	101,691
35,000	Bell Telephone Co. of Canada or Bell Canada‡
	7.000%, 09/15/55
	5 yr. CMT + 2.36%	35,570
87,000	Cincinnati Bell Telephone Co. LLC
	6.300%, 12/01/28	85,339
	Clear Channel Outdoor Holdings, Inc.*
50,000	7.875%, 04/01/30	51,501
50,000	7.500%, 03/15/33	49,891
40,000	9.000%, 09/15/28^	41,924
124,000	Consolidated Communications, Inc.*
	6.500%, 10/01/28	126,052
	CSC Holdings LLC*
220,000	4.500%, 11/15/31	146,907
200,000	4.625%, 12/01/30	93,782
83,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	82,570
146,000	Frontier California, Inc.
	6.750%, 05/15/27	148,810
24,000	Frontier Communications Holdings LLC*
	8.750%, 05/15/30	25,179
151,000	Frontier Florida LLC
	6.860%, 02/01/28	157,659
140,000	Frontier North, Inc.
	6.730%, 02/15/28	144,476
90,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc.*
	3.500%, 03/01/29	84,578
	Gray Media, Inc.*
45,000	7.250%, 08/15/33	44,790
45,000	5.375%, 11/15/31^	33,274
95,000	Hughes Satellite Systems Corp.^
	5.250%, 08/01/26	87,957
	iHeartCommunications, Inc.*
48,000	10.875%, 05/01/30	24,057
31,150	7.750%, 08/15/30	24,414
	Lumen Technologies, Inc.
68,875	10.000%, 10/15/32*	70,079
65,000	7.600%, 09/15/39	55,658
90,000	Paramount Global
	4.900%, 08/15/44	70,951
31,000	Qwest Corp.
	7.250%, 09/15/25	31,032
	Rogers Communications, Inc.‡
85,000	7.125%, 04/15/55
	5 yr. CMT + 2.62%	86,773
60,000	7.000%, 04/15/55
	5 yr. CMT + 2.65%	61,456
	Scripps Escrow II, Inc.*
46,000	3.875%, 01/15/29^	40,889
23,000	5.375%, 01/15/31	16,983
40,000	Scripps Escrow, Inc.*
	5.875%, 07/15/27	40,000
45,000	Sinclair Television Group, Inc.*
	8.125%, 02/15/33	46,042
	Sirius XM Radio LLC*
124,000	3.875%, 09/01/31^	109,460
70,000	5.500%, 07/01/29	69,183
50,000	3.125%, 09/01/26	48,924
53,000	Telesat Canada/Telesat LLC*
	4.875%, 06/01/27	33,009
45,000	TELUS Corp.‡
	6.625%, 10/15/55
	5 yr. CMT + 2.77%	45,600
	Time Warner Cable LLC
70,000	6.550%, 05/01/37	72,071
35,000	7.300%, 07/01/38	37,820
37,000	U.S. Cellular Corp.
	6.700%, 12/15/33	39,128
	Univision Communications, Inc.*
47,000	8.000%, 08/15/28	48,323
45,000	8.500%, 07/31/31	45,762
		2,659,564
	Consumer Discretionary (16.1%)
135,000	Adams Homes, Inc.*
	9.250%, 10/15/28	139,869
	Adient Global Holdings Ltd.*
120,000	8.250%, 04/15/31^	125,518
45,000	7.500%, 02/15/33	45,924
	Advance Auto Parts, Inc.*
40,000	7.000%, 08/01/30	40,231
23,000	7.375%, 08/01/33	23,121
200,000	Aptiv Swiss Holdings Ltd.‡
	6.875%, 12/15/54
	5 yr. CMT + 3.39%	201,728
	Ashton Woods USA LLC/Ashton Woods Finance Co.*
84,000	4.625%, 08/01/29	79,958
46,000	6.875%, 08/01/33	45,983
	Bath & Body Works, Inc.
123,000	6.694%, 01/15/27	126,191
70,000	6.875%, 11/01/35	72,139
20,000	6.625%, 10/01/30*	20,499

See accompanying Notes to Schedule of Investments

1

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Caesars Entertainment, Inc.*^
78,000	6.000%, 10/15/32	$75,364
61,000	4.625%, 10/15/29	57,711
	Carnival Corp.*
45,000	4.000%, 08/01/28	43,740
6,000	7.000%, 08/15/29^	6,311
	CCO Holdings LLC/CCO Holdings Capital Corp.*
200,000	4.750%, 03/01/30	190,078
190,000	4.250%, 02/01/31	173,500
185,000	5.125%, 05/01/27	183,590
110,000	6.375%, 09/01/29	111,068
55,000	5.000%, 02/01/28	54,029
50,000	4.500%, 08/15/30	46,830
48,000	4.750%, 02/01/32^	44,365
	Churchill Downs, Inc.*
50,000	6.750%, 05/01/31	51,126
48,000	5.750%, 04/01/30	47,946
	Dana, Inc.
91,000	4.500%, 02/15/32^	88,848
80,000	4.250%, 09/01/30	78,771
	DISH DBS Corp.
47,000	5.125%, 06/01/29	34,499
36,000	7.375%, 07/01/28	27,680
88,000	DISH Network Corp.*
	11.750%, 11/15/27	91,722
	Ford Motor Credit Co. LLC
200,000	5.113%, 05/03/29	195,658
200,000	4.000%, 11/13/30	183,886
45,000	General Motors Co.
	5.200%, 04/01/45	39,133
	goeasy Ltd.*
165,000	9.250%, 12/01/28	174,720
83,000	7.625%, 07/01/29	85,550
	Goodyear Tire & Rubber Co.
140,000	5.625%, 04/30/33^	131,513
50,000	5.250%, 07/15/31	47,555
	Group 1 Automotive, Inc.*
55,000	6.375%, 01/15/30	56,191
41,000	4.000%, 08/15/28	39,568
17,292	JetBlue Pass-Through Trust Series 2019-1, Class B
	8.000%, 05/15/29	17,373
122,000	Kohl's Corp.
	5.550%, 07/17/45	68,709
95,000	Liberty Interactive LLC
	8.250%, 02/01/30	13,133
90,000	Life Time, Inc.*
	6.000%, 11/15/31	90,753
45,000	Light & Wonder International, Inc.*
	7.500%, 09/01/31	46,940
35,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	36,509
62,000	Lindblad Expeditions LLC*
	6.750%, 02/15/27	62,200
65,000	M/I Homes, Inc.
	3.950%, 02/15/30	60,639
	Macy's Retail Holdings LLC
115,000	4.300%, 02/15/43	76,130
80,000	6.700%, 07/15/34*	68,996
180,000	MGM Resorts International^
	6.500%, 04/15/32	183,031
100,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	96,431
	Newell Brands, Inc.
46,000	8.500%, 06/01/28*	48,301
46,000	6.625%, 05/15/32^	44,052
50,000	Nordstrom, Inc.
	5.000%, 01/15/44	33,935
	Patrick Industries, Inc.*
80,000	4.750%, 05/01/29	77,654
45,000	6.375%, 11/01/32	45,026
100,000	Penn Entertainment, Inc.*^
	4.125%, 07/01/29	92,735
120,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.*
	5.625%, 09/01/29	72,564
45,000	QVC, Inc.
	5.450%, 08/15/34	19,784
45,000	Raising Cane's Restaurants LLC*
	9.375%, 05/01/29	47,569
	Rite Aid Corp.
147,000	0.000%, 11/15/26*@	—
28,802	15.000%, 08/30/31@	144
26,771	0.000%, 10/18/25*	—
20,939	15.000%, 08/30/31@!!	105
9,674	0.000%, 08/30/31*@!!	726
9,116	0.000%, 08/30/34	—
90,000	Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.*
	6.625%, 02/01/33	90,962
	Royal Caribbean Cruises Ltd.*
13,000	6.250%, 03/15/32	13,342
11,000	5.625%, 09/30/31	11,086
75,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed*
	4.625%, 03/01/29	71,053
135,000	Six Flags Entertainment Corp.*
	7.250%, 05/15/31	137,615
75,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
	5.250%, 07/15/29	72,979
63,000	Sonic Automotive, Inc.*^
	4.625%, 11/15/29	60,661
70,000	Speedway Motorsports LLC/Speedway Funding II, Inc.*
	4.875%, 11/01/27	69,319
75,000	Staples, Inc.*
	10.750%, 09/01/29	70,339
95,000	Station Casinos LLC*
	4.500%, 02/15/28	92,900
100,000	STL Holding Co. LLC*
	8.750%, 02/15/29	104,102
45,000	Under Armour, Inc.*
	7.250%, 07/15/30	46,099
25,000	Viking Cruises Ltd.*
	9.125%, 07/15/31	26,910
46,000	Voyager Parent LLC*
	9.250%, 07/01/32	48,707
90,000	Whirlpool Corp.
	6.500%, 06/15/33	88,789
175,000	ZF North America Capital, Inc.*
	7.125%, 04/14/30	169,734
		5,760,149

See accompanying Notes to Schedule of Investments

2

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Consumer Staples (4.5%)
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC*
155,000	4.625%, 01/15/27	$153,971
75,000	5.875%, 02/15/28	75,066
90,000	Amneal Pharmaceuticals LLC*
	6.875%, 08/01/32	91,396
50,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.*
	8.375%, 06/15/32	51,598
	Brink's Co.*
50,000	6.750%, 06/15/32	51,552
50,000	6.500%, 06/15/29	51,239
107,000	Central Garden & Pet Co.*
	4.125%, 04/30/31	99,226
110,000	Edgewell Personal Care Co.*
	4.125%, 04/01/29	104,186
	Energizer Holdings, Inc.*
115,000	4.375%, 03/31/29	109,157
24,000	6.500%, 12/31/27^	24,360
26,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
	5.750%, 04/01/33	26,671
	MPH Acquisition Holdings LLC*
77,507	6.750%, 03/31/31
	0.750% PIK Rate	60,228
40,442	5.750%, 12/31/30	33,317
63,000	New Albertsons LP
	7.750%, 06/15/26	64,300
	Performance Food Group, Inc.*
96,000	4.250%, 08/01/29	92,398
23,000	6.125%, 09/15/32	23,397
75,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	71,716
	Post Holdings, Inc.*
100,000	6.250%, 02/15/32	101,975
75,000	6.375%, 03/01/33	75,211
90,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	82,444
70,000	RR Donnelley & Sons Co.*
	9.500%, 08/01/29	71,608
75,000	United Natural Foods, Inc.*
	6.750%, 10/15/28	74,800
		1,589,816
	Energy (11.0%)
	Ascent Resources Utica Holdings LLC/ARU Finance Corp.*
90,000	6.625%, 10/15/32	91,613
23,000	6.625%, 07/15/33	23,345
	Buckeye Partners LP
73,000	6.750%, 02/01/30*	75,706
50,000	5.850%, 11/15/43	44,575
37,000	6.875%, 07/01/29*	38,104
	Civitas Resources, Inc.*
88,000	8.750%, 07/01/31	89,128
46,000	9.625%, 06/15/33	47,328
70,000	Continental Resources, Inc.
	4.900%, 06/01/44	55,033
76,000	DT Midstream, Inc.*
	4.125%, 06/15/29	73,268
	Enbridge, Inc.‡
68,000	7.375%, 03/15/55
	5 yr. CMT + 3.12%	70,955
45,000	7.200%, 06/27/54
	5 yr. CMT + 2.97%	46,490
123,000	Encino Acquisition Partners Holdings LLC*
	8.750%, 05/01/31	136,061
	Energy Transfer LP‡
90,000	7.575%, 11/01/66
	3 mo. USD Term SOFR + 3.28%	89,818
70,000	6.500%, 11/15/26
	5 yr. CMT + 5.69%	70,407
45,000	7.125%, 10/01/54^
	5 yr. CMT + 2.83%	46,182
	Genesis Energy LP/Genesis Energy Finance Corp.
70,000	8.875%, 04/15/30	74,088
45,000	8.000%, 05/15/33	46,691
125,000	Gulfport Energy Operating Corp.*
	6.750%, 09/01/29	127,254
100,000	Howard Midstream Energy Partners LLC*
	7.375%, 07/15/32	103,489
90,000	Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.*
	6.875%, 12/01/32	91,016
92,000	Matador Resources Co.*
	6.500%, 04/15/32	92,289
35,000	Nabors Industries Ltd.*^
	7.500%, 01/15/28	32,344
96,000	Nabors Industries, Inc.*
	9.125%, 01/31/30	95,166
70,000	New Fortress Energy, Inc.*^
	6.500%, 09/30/26	24,530
97,000	Oceaneering International, Inc.
	6.000%, 02/01/28	97,698
61,000	ONEOK, Inc.*
	6.500%, 09/01/30	65,127
135,000	Parkland Corp.*
	6.625%, 08/15/32	137,908
	Permian Resources Operating LLC*
86,000	7.000%, 01/15/32	88,946
23,000	6.250%, 02/01/33	23,141
100,000	Plains All American Pipeline LP‡
	8.698%, 08/30/25
	3 mo. USD Term SOFR + 4.37%	100,331
100,000	South Bow Canadian Infrastructure Holdings Ltd.*‡
	7.625%, 03/01/55
	5 yr. CMT + 3.95%	103,366
134,000	Summit Midstream Holdings LLC*
	8.625%, 10/31/29	136,490
45,000	Sunoco LP*
	6.250%, 07/01/33	45,611
160,000	TGNR Intermediate Holdings LLC*
	5.500%, 10/15/29	156,034
	Transocean, Inc.*
138,400	8.750%, 02/15/30	143,587
95,000	8.250%, 05/15/29	89,834
	Venture Global Calcasieu Pass LLC*
25,000	4.125%, 08/15/31	23,103
25,000	3.875%, 08/15/29	23,612
	Venture Global LNG, Inc.*
213,000	9.000%, 09/30/29‡
	5 yr. CMT + 5.44%	213,185

See accompanying Notes to Schedule of Investments

3

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
120,000	8.375%, 06/01/31	$124,108
75,000	8.125%, 06/01/28	77,687
48,000	7.000%, 01/15/30^	48,722
45,000	9.875%, 02/01/32	48,587
45,000	9.500%, 02/01/29	49,089
	Venture Global Plaquemines LNG LLC*
90,000	6.500%, 01/15/34	92,609
11,000	6.750%, 01/15/36	11,319
90,000	Vital Energy, Inc.
	9.750%, 10/15/30	84,626
90,000	VOC Escrow Ltd.*
	5.000%, 02/15/28	89,249
101,000	Weatherford International Ltd.*
	8.625%, 04/30/30	103,887
79,000	Wildfire Intermediate Holdings LLC*
	7.500%, 10/15/29	78,752
		3,941,488
	Financials (12.2%)
74,000	Acrisure LLC/Acrisure Finance, Inc.*
	8.250%, 02/01/29	76,552
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer*
90,000	7.375%, 10/01/32^	92,592
90,000	6.500%, 10/01/31	91,452
	Ally Financial, Inc.‡
126,000	4.700%, 05/15/26
	5 yr. CMT + 3.87%	122,942
45,000	4.700%, 05/15/28
	7 yr. CMT + 3.48%	41,120
95,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	92,341
45,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.*
	7.500%, 07/15/33	45,209
95,000	AssuredPartners, Inc.*
	5.625%, 01/15/29	94,854
90,000	Azorra Finance Ltd.*
	7.250%, 01/15/31	91,956
100,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance*
	7.125%, 05/15/31	103,295
90,000	Blackstone Mortgage Trust, Inc.*
	7.750%, 12/01/29	95,345
50,000	Brandywine Operating Partnership LP
	8.875%, 04/12/29	53,767
67,000	Bread Financial Holdings, Inc.*‡
	8.375%, 06/15/35
	5 yr. CMT + 4.30%	69,308
150,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	149,100
72,000	Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC*
	4.500%, 04/01/27	70,057
90,000	Corebridge Financial, Inc.‡
	6.375%, 09/15/54
	5 yr. CMT + 2.65%	90,021
	Credit Acceptance Corp.*
70,000	9.250%, 12/15/28	74,090
40,000	6.625%, 03/15/30	40,521
90,000	Cushman & Wakefield U.S. Borrower LLC*
	8.875%, 09/01/31	96,599
45,000	Enstar Group Ltd.*‡^
	7.500%, 04/01/45
	5 yr. CMT + 3.19%	46,481
	GGAM Finance Ltd.*
110,000	8.000%, 02/15/27	113,381
45,000	5.875%, 03/15/30	45,236
55,000	HAT Holdings I LLC/HAT Holdings II LLC*
	8.000%, 06/15/27	57,065
	HUB International Ltd.*
90,000	5.625%, 12/01/29	89,476
75,000	7.375%, 01/31/32	78,146
150,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	149,334
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp.*
	6.625%, 10/15/31	199,330
	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.*
63,000	7.000%, 07/15/31	66,013
56,000	4.750%, 06/15/29	54,426
	Level 3 Financing, Inc.*
67,300	10.000%, 10/15/32	67,899
50,000	3.875%, 10/15/30	43,367
90,000	Macquarie Airfinance Holdings Ltd.*
	8.125%, 03/30/29	93,976
129,000	MetLife, Inc.
	6.400%, 12/15/66	134,430
50,000	Newmark Group, Inc.
	7.500%, 01/12/29	53,128
	OneMain Finance Corp.
65,000	3.875%, 09/15/28	62,032
50,000	7.500%, 05/15/31	52,154
90,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer*
	7.000%, 02/01/30	92,285
113,000	Provident Funding Associates LP/PFG Finance Corp.*
	9.750%, 09/15/29	118,444
95,000	RHP Hotel Properties LP/RHP Finance Corp.*
	6.500%, 04/01/32	97,158
	Rocket Cos., Inc.*
68,000	6.375%, 08/01/33	69,412
45,000	6.125%, 08/01/30	45,684
91,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.*
	3.875%, 03/01/31	83,990
65,000	Saks Global Enterprises LLC*
	11.000%, 12/15/29	15,397
70,000	Service Properties Trust
	8.375%, 06/15/29	72,762
	Starwood Property Trust, Inc.*
90,000	6.000%, 04/15/30	90,956
45,000	6.500%, 07/01/30	46,328
23,000	Stonex Escrow Issuer LLC*
	6.875%, 07/15/32	23,442
125,000	StoneX Group, Inc.*
	7.875%, 03/01/31	131,660
90,000	TrueNoord Capital DAC*
	8.750%, 03/01/30	93,340

See accompanying Notes to Schedule of Investments

4

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	United Wholesale Mortgage LLC*
100,000	5.500%, 04/15/29	$97,905
50,000	5.750%, 06/15/27	50,054
	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC*
50,000	6.500%, 02/15/29^	48,685
47,000	10.500%, 02/15/28	49,710
50,000	VFH Parent LLC/Valor Co-Issuer, Inc.*
	7.500%, 06/15/31	52,066
90,000	XHR LP*
	6.625%, 05/15/30	91,552
		4,367,825
	Health Care (4.6%)
46,000	Acadia Healthcare Co., Inc.*^
	7.375%, 03/15/33	47,417
	CHS/Community Health Systems, Inc.*
170,000	6.125%, 04/01/30	120,589
73,000	10.875%, 01/15/32	76,619
49,000	6.875%, 04/15/29^	38,467
12,000	5.250%, 05/15/30	10,514
	DaVita, Inc.*
100,000	4.625%, 06/01/30	95,519
100,000	3.750%, 02/15/31	90,782
90,000	6.875%, 09/01/32	92,640
	Embecta Corp.*
72,000	5.000%, 02/15/30	65,334
24,000	6.750%, 02/15/30	23,129
	Encompass Health Corp.
45,000	4.750%, 02/01/30	44,006
45,000	4.500%, 02/01/28	44,356
100,000	HCA, Inc.
	7.500%, 11/06/33	113,405
51,000	IQVIA, Inc.*
	6.250%, 06/01/32	52,336
	Medline Borrower LP*
110,000	5.250%, 10/01/29	107,964
110,000	3.875%, 04/01/29	104,949
12,000	Medline Borrower LP/Medline Co-Issuer, Inc.*
	6.250%, 04/01/29	12,266
200,000	Organon & Co./Organon Foreign Debt Co-Issuer BV*^
	5.125%, 04/30/31	173,116
	Tenet Healthcare Corp.
200,000	6.250%, 02/01/27	200,298
120,000	6.875%, 11/15/31	127,948
		1,641,654
	Industrials (8.4%)
100,000	AAR Escrow Issuer LLC*
	6.750%, 03/15/29	102,706
100,000	ACCO Brands Corp.*
	4.250%, 03/15/29	88,641
95,000	Air Lease Corp.‡
	4.125%, 12/15/26
	5 yr. CMT + 3.15%	92,994
	Arcosa, Inc.*
49,000	4.375%, 04/15/29	47,288
46,000	6.875%, 08/15/32	47,592
241,607	ARD Finance SA*
	6.500%, 06/30/27
	7.250% PIK rate	18,046
	Bombardier, Inc.*
50,000	8.750%, 11/15/30	53,890
40,000	7.000%, 06/01/32^	41,456
31,000	7.250%, 07/01/31^	32,384
25,000	6.750%, 06/15/33	25,834
5,000	7.875%, 04/15/27	5,021
87,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	83,618
140,000	Cascades, Inc./Cascades USA, Inc.*
	6.750%, 07/15/30	139,880
23,000	Delta Air Lines, Inc./SkyMiles IP Ltd.*
	4.750%, 10/20/28	23,032
	Deluxe Corp.*
125,000	8.000%, 06/01/29	120,110
25,000	8.125%, 09/15/29	25,718
	EnerSys*
45,000	6.625%, 01/15/32	46,276
45,000	4.375%, 12/15/27	44,240
	EquipmentShare.com, Inc.*
40,000	8.625%, 05/15/32	42,604
35,000	8.000%, 03/15/33	36,592
92,000	Graham Packaging Co., Inc.*
	7.125%, 08/15/28	91,856
	Graphic Packaging International LLC*
60,000	4.750%, 07/15/27	59,135
44,000	3.500%, 03/01/29	41,394
107,000	Great Lakes Dredge & Dock Corp.*
	5.250%, 06/01/29	101,539
	Herc Holdings, Inc.*
115,000	5.500%, 07/15/27	114,666
50,000	6.625%, 06/15/29^	51,228
45,000	7.250%, 06/15/33	46,653
45,000	7.000%, 06/15/30	46,514
	JELD-WEN, Inc.*
75,000	7.000%, 09/01/32	56,418
25,000	4.875%, 12/15/27^	23,730
145,000	Ken Garff Automotive LLC*
	4.875%, 09/15/28	141,316
60,000	Moog, Inc.*
	4.250%, 12/15/27	58,709
95,000	Novelis Corp.*
	4.750%, 01/30/30	91,114
90,000	Quikrete Holdings, Inc.*
	6.375%, 03/01/32	92,410
	Sealed Air Corp.*
25,000	6.500%, 07/15/32^	25,789
24,000	5.000%, 04/15/29	23,669
	Sealed Air Corp./Sealed Air Corp. U.S.*
78,000	6.125%, 02/01/28	78,801
25,000	7.250%, 02/15/31	26,003
86,000	Sensata Technologies, Inc.*
	3.750%, 02/15/31	78,462
	Standard Building Solutions, Inc.*
46,000	6.250%, 08/01/33	46,463
25,000	6.500%, 08/15/32	25,547
42,000	Standard Industries, Inc.*
	5.000%, 02/15/27	42,016
	TransDigm, Inc.*
95,000	6.875%, 12/15/30	98,542
70,000	6.750%, 08/15/28	71,474
35,000	7.125%, 12/01/31	36,478
23,000	6.625%, 03/01/32	23,675

See accompanying Notes to Schedule of Investments

5

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
23,194	United Airlines Pass-Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	$22,496
45,000	Wabash National Corp.*
	4.500%, 10/15/28	40,346
92,000	Waste Pro USA, Inc.*
	7.000%, 02/01/33	95,563
	Williams Scotsman, Inc.*
56,000	4.625%, 08/15/28	55,118
45,000	7.375%, 10/01/31	47,006
35,000	6.625%, 06/15/29	35,934
		3,007,986
	Information Technology (3.3%)
46,000	CACI International, Inc.*
	6.375%, 06/15/33	47,142
56,000	Coherent Corp.*
	5.000%, 12/15/29	54,844
48,000	Dun & Bradstreet Corp.*
	5.000%, 12/15/29	49,136
	Fair Isaac Corp.*
48,000	4.000%, 06/15/28	46,412
34,000	6.000%, 05/15/33	34,231
100,000	KBR, Inc.*
	4.750%, 09/30/28	96,548
	NCL Corp. Ltd.*
46,000	6.750%, 02/01/32	47,280
45,000	8.125%, 01/15/29	47,348
68,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	65,681
45,000	Open Text Corp.*
	6.900%, 12/01/27	46,481
36,000	Open Text Holdings, Inc.*
	4.125%, 12/01/31	32,812
79,000	Playtika Holding Corp.*
	4.250%, 03/15/29	72,483
120,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	114,377
	Twilio, Inc.
65,000	3.625%, 03/15/29	61,607
23,000	3.875%, 03/15/31	21,391
38,000	UKG, Inc.*
	6.875%, 02/01/31	39,080
125,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	115,942
100,000	Zebra Technologies Corp.*
	6.500%, 06/01/32	102,557
100,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp.*
	3.875%, 02/01/29	94,071
		1,189,423
	Materials (4.4%)
90,000	Avient Corp.*
	6.250%, 11/01/31	90,403
90,000	Capstone Copper Corp.*
	6.750%, 03/31/33	91,713
45,000	Celanese U.S. Holdings LLC
	6.879%, 07/15/32	46,610
90,000	Century Aluminum Co.*
	6.875%, 08/01/32	90,945
	Chemours Co.*
80,000	8.000%, 01/15/33	74,486
73,000	4.625%, 11/15/29	61,941
170,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	160,441
75,000	Cleveland-Cliffs, Inc.*^
	7.000%, 03/15/32	73,224
140,000	FMC Corp.‡
	8.450%, 11/01/55
	5 yr. CMT + 4.37%	144,907
90,000	JW Aluminum Continuous Cast Co.*
	10.250%, 04/01/30	93,295
100,000	Knife River Corp.*
	7.750%, 05/01/31	105,042
	Mercer International, Inc.
92,000	5.125%, 02/01/29	74,197
47,000	12.875%, 10/01/28*	47,443
200,000	OCI NV*
	6.700%, 03/16/33	222,768
100,000	Silgan Holdings, Inc.
	4.125%, 02/01/28	97,191
90,000	Terex Corp.*
	6.250%, 10/15/32	90,202
37,400	Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC*
	7.625%, 05/03/29	21,828
		1,586,636
	Other (2.4%)
38,812	Claritev Corp.*
	6.750%, 03/31/31
	0.750% PIK Rate	28,356
	EchoStar Corp.
137,025	10.750%, 11/30/29	144,579
92,890	6.750%, 11/30/30
	6.750% Cash or PIK	88,153
45,000	Gen Digital, Inc.*
	6.750%, 09/30/27	45,809
50,000	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC*
	8.250%, 04/15/30	51,840
90,000	New Gold, Inc.*
	6.875%, 04/01/32	92,452
85,000	Nissan Motor Acceptance Co. LLC*^
	7.050%, 09/15/28	87,587
90,000	Olin Corp.*
	6.625%, 04/01/33	87,692
45,000	Reinsurance Group of America, Inc.‡
	6.650%, 09/15/55
	5 yr. CMT + 2.39%	45,059
90,000	Rfna LP*
	7.875%, 02/15/30	91,782
90,000	Stonepeak Nile Parent LLC*
	7.250%, 03/15/32	94,589
		857,898
	Real Estate (0.7%)
46,000	Forestar Group, Inc.*
	6.500%, 03/15/33	46,232
65,000	Global Net Lease, Inc.*
	4.500%, 09/30/28	62,695
139,000	Global Net Lease, Inc./Global Net Lease Operating Partnership LP*
	3.750%, 12/15/27	132,852
		241,779

See accompanying Notes to Schedule of Investments

6

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Special Purpose Acquisition Companies (0.5%)
25,000	Clydesdale Acquisition Holdings, Inc.*
	6.750%, 04/15/32	$25,610
	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.*
95,000	6.750%, 01/15/30	89,462
46,000	4.625%, 01/15/29	43,753
		158,825
	Utilities (1.5%)
	AES Corp.‡
33,000	6.950%, 07/15/55
	5 yr. CMT + 2.89%	31,881
16,000	7.600%, 01/15/55
	5 yr. CMT + 3.20%	16,224
45,000	Dominion Energy, Inc.‡
	6.625%, 05/15/55
	5 yr. CMT + 2.21%	46,174
100,000	Duke Energy Corp.‡
	6.450%, 09/01/54
	5 yr. CMT + 2.59%	102,978
75,000	Entergy Corp.‡
	7.125%, 12/01/54
	5 yr. CMT + 2.67%	77,838
70,000	Evergy, Inc.‡
	6.650%, 06/01/55
	5 yr. CMT + 2.56%	70,785
72,000	NiSource, Inc.‡
	6.950%, 11/30/54
	5 yr. CMT + 2.45%	74,901
34,000	PPL Capital Funding, Inc.‡
	7.222%, 03/30/67
	3 mo. USD Term SOFR + 2.93%	33,813
	Vistra Corp.*‡
45,000	7.000%, 12/15/26
	5 yr. CMT + 5.74%	45,480
25,000	8.000%, 10/15/26
	5 yr. CMT + 6.93%	25,535
		525,609
	Total Corporate Bonds
	(Cost $28,358,246)	27,854,213

Bank Loans (16.6%) ¡
	Airlines (0.3%)
59,250	Air Canada‡
	6.353%, 03/21/31
	1 mo. USD Term SOFR + 2.00%	59,324
53,866	United Airlines, Inc.‡
	6.351%, 02/22/31
	1 mo. USD Term SOFR + 2.00%	54,142
		113,466
	Communication Services (1.4%)
38,352	Audacy Capital Corp.‡
	10.471%, 10/01/29
	1 mo. USD Term SOFR + 6.00%	31,689
4,281	Audacy Capital Corp.‡
	11.471%, 10/02/28
	1 mo. USD Term SOFR + 7.00%	4,271
49,496	Cincinnati Bell, Inc.‡
	7.106%, 11/22/28
	1 mo. USD Term SOFR + 2.75%	49,641
41,983	Clear Channel Outdoor Holdings, Inc.‡
	8.471%, 08/23/28
	1 mo. USD Term SOFR + 4.00%	41,979
78,254	CSC Holdings LLC‡
	9.000%, 04/15/27
	3 mo. U.S. (Fed) Prime Rate + 1.50%	77,195
33,269	DirecTV Financing LLC‡
	9.820%, 08/02/29
	3 mo. USD Term SOFR + 5.25%	33,056
19,909	DirecTV Financing LLC‡
	9.570%, 08/02/27
	3 mo. USD Term SOFR + 5.00%	19,992
1,903	Gray Television, Inc.‡
	9.579%, 06/04/29
	1 mo. USD Term SOFR + 5.25%	1,908
49,875	Sinclair Television Group, Inc.‡
	7.870%, 12/31/29
	3 mo. USD Term SOFR + 3.30%	46,583
100,000	Telesat Canada‡
	7.344%, 12/07/26
	3 mo. USD Term SOFR + 2.75%	63,821
119,150	TripAdvisor, Inc.‡
	7.106%, 07/08/31
	1 mo. USD Term SOFR + 2.75%	118,256
		488,391
	Consumer Discretionary (2.9%)
49,875	American Airlines, Inc.‡
	7.576%, 05/28/32
	3 mo. USD Term SOFR + 3.25%	50,280
61,593	American Axle & Manufacturing, Inc.‡
	7.346%, 12/13/29
	6 mo. USD Term SOFR + 3.00%	61,631
34,407	American Axle & Manufacturing, Inc.‡
	7.053%, 12/13/29
	6 mo. USD Term SOFR + 3.00%	34,429
30,000	Beach Acquisition Bidco LLC!
	0.000%, 06/25/32	30,225
45,000	Boots Group Bidco Ltd.!
	0.000%, 07/16/32	45,028
54,304	Caesars Entertainment, Inc.‡
	6.606%, 02/06/30
	1 mo. USD Term SOFR + 2.25%	54,344
59,700	Chinos Intermediate Holdings A, Inc.‡
	10.308%, 09/26/31
	3 mo. USD Term SOFR + 6.00%	50,820
105,000	Clarios Global LP‡
	7.106%, 01/28/32
	1 mo. USD Term SOFR + 2.75%	105,153
90,000	Flutter Financing BV‡
	6.296%, 06/04/32
	3 mo. USD Term SOFR + 2.00%	90,150
89,550	Life Time Fitness, Inc.‡
	6.577%, 11/05/31
	1 mo. USD Term SOFR + 2.25%	89,850
97,517	Light & Wonder International, Inc.‡
	6.593%, 04/14/29
	1 mo. USD Term SOFR + 2.25%	97,858

See accompanying Notes to Schedule of Investments

7

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
44,550	Peloton Interactive, Inc.‡
	9.833%, 05/30/29
	3 mo. USD Term SOFR + 5.50%	$45,369
86,384	PetSmart, Inc.‡
	8.206%, 02/11/28
	1 mo. USD Term SOFR + 3.75%	86,330
98,750	Station Casinos LLC‡
	6.356%, 03/14/31
	1 mo. USD Term SOFR + 2.00%	98,973
98,446	Windsor Holdings III LLC‡
	7.103%, 08/01/30
	1 mo. USD Term SOFR + 2.75%	98,646
		1,039,086
	Consumer Staples (3.1%)
305,242	Amneal Pharmaceuticals LLC‡
	9.856%, 05/04/28
	1 mo. USD Term SOFR + 5.50%	311,347
100,000	Amneal Pharmaceuticals LLC!
	0.000%, 07/23/32	100,229
74,438	B&G Foods, Inc.‡
	7.856%, 10/10/29
	1 mo. USD Term SOFR + 3.50%	69,056
15,000	Bausch & Lomb Corp.‡
	8.606%, 01/15/31
	1 mo. USD Term SOFR + 4.25%	15,083
182,000	Bausch Health Cos., Inc.‡
	10.606%, 10/08/30
	1 mo. USD Term SOFR + 6.25%	178,801
8,934	MPH Acquisition Holdings LLC‡
	8.058%, 12/31/30
	3 mo. USD Term SOFR + 3.75%	8,911
90,000	Opal Bidco SAS!
	0.000%, 04/28/32	90,501
113,687	Star Parent, Inc.‡
	8.296%, 09/27/30
	3 mo. USD Term SOFR + 4.00%	112,574
90,000	Team Health Holdings, Inc.!
	0.000%, 06/23/28	90,113
49,525	United Natural Foods, Inc.‡
	9.106%, 05/01/31
	1 mo. USD Term SOFR + 4.75%	49,984
89,774	Veritiv Corp.‡
	8.296%, 11/30/30
	3 mo. USD Term SOFR + 4.00%	90,251
		1,116,850
	Energy (0.5%)
123,690	New Fortress Energy, Inc.‡
	9.808%, 10/30/28
	3 mo. USD Term SOFR + 5.50%	57,980
137,173	Par Petroleum LLC‡
	8.029%, 02/28/30
	3 mo. USD Term SOFR + 3.75%	137,244
		195,224
	Financials (3.0%)
65,000	Acrisure LLC‡
	7.606%, 06/21/32
	1 mo. USD Term SOFR + 3.25%	65,244
150,000	Advisor Group, Inc.!
	0.000%, 07/16/32	150,235
118,592	Advisor Group, Inc.‡
	7.856%, 08/17/28
	1 mo. USD Term SOFR + 3.50%	118,857
73,881	Amynta Agency Borrower, Inc.‡
	7.082%, 12/29/31
	3 mo. USD Term SOFR + 2.75%	74,001
123,438	AssuredPartners, Inc.‡
	7.858%, 02/14/31
	1 mo. USD Term SOFR + 3.50%	123,829
49,376	Broadstreet Partners, Inc.‡
	7.106%, 06/13/31
	1 mo. USD Term SOFR + 2.75%	49,468
10,000	Broadstreet Partners, Inc.!
	0.000%, 06/13/31	10,019
100,000	CFC Bidco 2022 Ltd.‡
	8.041%, 05/30/32
	3 mo. USD Term SOFR + 3.75%	100,063
119,400	Dragon Buyer, Inc.‡
	7.296%, 09/30/31
	3 mo. USD Term SOFR + 3.00%	119,730
84,506	HUB International Ltd.‡
	6.826%, 06/20/30
	3 mo. USD Term SOFR + 2.50%	84,706
68,950	Iron Mountain, Inc.‡
	6.356%, 01/31/31
	1 mo. USD Term SOFR + 2.00%	69,051
100,000	Level 3 Financing, Inc.‡
	8.606%, 03/27/32
	1 mo. USD Term SOFR + 4.25%	101,039
		1,066,242
	Health Care (0.3%)
106,988	Padagis LLC‡
	9.290%, 07/06/28
	3 mo. USD Term SOFR + 4.75%	97,894

	Industrials (2.2%)
89,452	ACProducts, Inc.‡
	8.807%, 05/17/28
	3 mo. USD Term SOFR + 4.25%	67,900
61,596	American Airlines, Inc.‡
	6.576%, 04/20/28
	3 mo. USD Term SOFR + 2.25%	61,426
70,000	Chamberlain Group, Inc.!
	0.000%, 07/22/32	70,058
90,000	ECO Material Tech, Inc.‡
	7.467%, 02/12/32
	6 mo. USD Term SOFR + 3.25%	90,450
90,000	EMRLD Borrower LP!
	0.000%, 08/04/31	90,169
34,738	EMRLD Borrower LP‡
	6.856%, 08/04/31
	1 mo. USD Term SOFR + 2.50%	34,802
89,100	MI Windows & Doors LLC‡
	7.106%, 03/28/31
	1 mo. USD Term SOFR + 2.75%	89,334
89,775	Quikrete Holdings, Inc.‡
	6.606%, 02/10/32
	1 mo. USD Term SOFR + 2.25%	89,809
182,902	TransDigm, Inc.‡
	6.796%, 02/28/31
	3 mo. USD Term SOFR + 2.50%	183,650
		777,598
	Information Technology (1.7%)
132,015	Boxer Parent Co., Inc.‡
	7.333%, 07/30/31
	3 mo. USD Term SOFR + 3.00%	132,170

See accompanying Notes to Schedule of Investments

8

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
100,581	Camelot U.S. Acquisition LLC‡
	7.106%, 01/31/31
	1 mo. USD Term SOFR + 2.75%	$100,669
75,084	Coherent Corp.‡
	6.356%, 07/02/29
	1 mo. USD Term SOFR + 2.00%	75,384
87,831	Dun & Bradstreet Corp.‡
	6.603%, 01/18/29
	1 mo. USD Term SOFR + 2.25%	87,894
17,000	QXO, Inc.‡
	7.296%, 04/30/32
	3 mo. USD Term SOFR + 3.00%	17,167
135,000	Rocket Software, Inc.!
	0.000%, 11/28/28	135,496
49,500	UKG, Inc.‡
	6.810%, 02/10/31
	3 mo. USD Term SOFR + 2.50%	49,551
		598,331
	Materials (0.7%)
143,168	Ineos U.S. Finance LLC‡
	7.606%, 02/18/30
	1 mo. USD Term SOFR + 3.25%	133,369
63,586	Trinseo Materials Operating SCA‡
	7.090%, 05/03/28
	3 mo. USD Term SOFR + 2.50%	27,528
97,475	W.R. Grace & Co.-Conn.‡
	7.546%, 09/22/28
	3 mo. USD Term SOFR + 3.25%	97,688
		258,585
	Other (0.1%)
45,000	Windstream Services LLC‡
	9.206%, 10/01/31
	1 mo. USD Term SOFR + 4.75%	45,281

	Special Purpose Acquisition Companies (0.4%)
36,600	Clydesdale Acquisition Holdings, Inc.‡
	7.531%, 04/13/29
	1 mo. USD Term SOFR + 3.18%	36,627
24,188	Fertitta Entertainment LLC‡
	7.601%, 01/27/29
	1 mo. USD Term SOFR + 3.25%	24,235
97,250	Patagonia Holdco LLC‡
	10.048%, 08/01/29
	3 mo. USD Term SOFR + 5.75%	81,280
		142,142
	Total Bank Loans
	(Cost $6,072,956)	5,939,090

NUMBER OF
SHARES		VALUE
Common Stocks (0.6%)
	Communication Services (0.1%)
2,040	Altice USA, Inc. - Class A^#	$5,304
1,699	Audacy, Inc.#	23,786
1,273	Cumulus Media, Inc. - Class A#	176
		29,266
	Consumer Discretionary (0.0%)
134	Rite Aid Corp.#	134

	Energy (0.5%)
385	Cheniere Energy Partners LP	22,203
5,575	Energy Transfer LP	100,573
2,570	Enterprise Products Partners LP	79,644
660	EP Energy Corp.#	990
		203,410
	Total Common Stocks
	(Cost $263,625)	232,810

Warrants (0.0%) #
	Communication Services (0.0%)
297	Audacy Capital Corp.
	09/30/28, Strike $1.00	—
49	Audacy Capital Corp.
	09/30/28, Strike $1.00	—
		—
	Energy (0.0%)
4,950	Mcdermott International Ltd.
	06/30/27, Strike $15.98	1
4,455	Mcdermott International Ltd.
	06/30/27, Strike $12.33	—
		1
	Total Warrants
	(Cost $1,910)	1

Preferred Stocks (0.3%)
	Communication Services (0.3%)
2,509	Qwest Corp.
	6.500%, 09/01/56	49,678
738	Telephone & Data Systems, Inc.
	6.625%, 03/31/26	15,646
	U.S. Cellular Corp.
760	6.250%, 09/01/69	19,418
606	5.500%, 03/01/70	13,435
70	5.500%, 06/01/70	1,572
		99,749
	Consumer Discretionary (0.0%)
590	Guitar Center, Inc.#	8,850

	Total Preferred Stocks
	(Cost $152,515)	108,599

See accompanying Notes to Schedule of Investments

9

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES/
PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (5.4%)
1,930,252	State Street Navigator Securities Lending Government Money Market Portfolio, 4.325%†***
	(Cost $1,930,252)	$1,930,252
	TOTAL INVESTMENTS (101.2%)
	(Cost $36,874,754)	36,161,200

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-5.4%)		(1,930,252)

OTHER ASSETS, LESS LIABILITIES (4.2%)		1,489,108

NET ASSETS (100.0%)		$35,720,056

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2025.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
!!	Restricted security - The Fund may own investment securities that have other legal or contractual limitations.

Restricted Security	Acquisition Date	Acquisition Cost
Rite Aid Corp.	09/04/2024	$9,290
Rite Aid Corp.	09/04/2024	8,426
Total		$17,716

¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
#	Non-income producing security.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2025.
***	The rate disclosed is the 7 day net yield as of July 31, 2025.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Security	$—	$96,235	$—	$96,235
Corporate Bonds	—	27,854,213	—	27,854,213
Bank Loans	—	5,939,090	—	5,939,090
Common Stocks	232,810	—	—	232,810
Warrants	1	—	—	1
Preferred Stocks	108,599	—	—	108,599
Investment of Cash Collateral For Securities Loaned	—	1,930,252	—	1,930,252
Total	$341,410	$35,819,790	$—	$36,161,200

See accompanying Notes to Schedule of Investments

10

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
Corporate Bonds (56.0%)
	Airlines (0.6%)
1,161,819	Alaska Airlines Pass-Through Trust Series 2020-1, Class A*
	4.800%, 02/15/29	$1,159,298
86,686	Alaska Airlines Pass-Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	86,799
480,067	British Airways Pass-Through Trust Series 2019-1, Class A*
	3.350%, 12/15/30	459,438
663,095	JetBlue Pass-Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	666,245
		2,371,780
	Communication Services (1.6%)
1,000,000	Ashtead Capital, Inc.*
	4.375%, 08/15/27	992,650
	AT&T, Inc.
1,000,000	4.700%, 08/15/30^	1,008,010
1,000,000	1.700%, 03/25/26	982,010
500,000	Frontier California, Inc.
	6.750%, 05/15/27	509,625
500,000	Match Group Holdings II LLC*
	4.625%, 06/01/28	489,015
500,000	Paramount Global
	3.700%, 10/04/26	489,970
400,000	Qwest Corp.
	7.250%, 09/15/25	400,416
1,000,000	Rogers Communications, Inc.^
	3.625%, 12/15/25	996,230
500,000	Sirius XM Radio LLC*
	3.125%, 09/01/26	489,240
		6,357,166
	Consumer Discretionary (6.8%)
222,000	Advance Auto Parts, Inc.*
	7.000%, 08/01/30	223,283
1,000,000	Aptiv Swiss Holdings Ltd.^
	4.650%, 09/13/29	994,760
	AutoZone, Inc.
500,000	5.050%, 07/15/26	502,670
500,000	4.500%, 02/01/28	501,825
1,000,000	Bath & Body Works, Inc.*
	6.625%, 10/01/30	1,024,970
1,000,000	BMW U.S. Capital LLC*^
	5.050%, 08/11/28	1,016,200
1,000,000	BorgWarner, Inc.
	2.650%, 07/01/27	966,880
500,000	Brightstar Lottery PLC*
	5.250%, 01/15/29	496,420
270,448	British Airways Pass-Through Trust Series 2018-1, Class A*
	4.125%, 03/20/33	260,084
444,735	British Airways Pass-Through Trust Series 2020-1, Class A*
	4.250%, 05/15/34	427,506
1,000,000	Caesars Entertainment, Inc.*
	7.000%, 02/15/30	1,032,480
500,000	Carnival Corp.*
	4.000%, 08/01/28	486,005
500,000	CCO Holdings LLC/CCO Holdings Capital Corp.*
	5.125%, 05/01/27	496,190
	Daimler Truck Finance North America LLC*
500,000	5.125%, 09/25/27	505,395
500,000	5.000%, 01/15/27	503,480
500,000	Dana, Inc.
	4.250%, 09/01/30	492,320
1,000,000	DR Horton, Inc.
	4.850%, 10/15/30	1,006,440
1,000,000	Flutter Treasury DAC*
	6.375%, 04/29/29	1,029,210
1,000,000	Ford Motor Credit Co. LLC
	6.950%, 03/06/26	1,007,840
	General Motors Financial Co., Inc.
1,000,000	6.000%, 01/09/28	1,030,240
200,000	5.400%, 04/06/26	200,994
750,000	goeasy Ltd.*
	9.250%, 12/01/28	794,183
500,000	Group 1 Automotive, Inc.*
	6.375%, 01/15/30	510,825
1,000,000	Honda Motor Co. Ltd.
	4.436%, 07/08/28	998,960
246,079	JetBlue Pass-Through Trust Series 2019-1, Class B
	8.000%, 05/15/29	247,236
500,000	Kia Corp.*
	3.500%, 10/25/27	487,935
1,000,000	Lennar Corp.^
	5.200%, 07/30/30	1,019,070
1,000,000	Lowe's Cos., Inc.
	4.400%, 09/08/25	999,790
	Mattel, Inc.*
750,000	3.375%, 04/01/26	741,900
500,000	5.875%, 12/15/27	501,125
1,000,000	Meritage Homes Corp.*^
	3.875%, 04/15/29	966,430
	MGM Resorts International
500,000	6.125%, 09/15/29^	507,605
500,000	5.500%, 04/15/27	502,145
1,000,000	O'Reilly Automotive, Inc.
	5.750%, 11/20/26	1,014,990
500,000	Royal Caribbean Cruises Ltd.*
	5.500%, 04/01/28	505,995
1,000,000	Taylor Morrison Communities, Inc.*
	5.750%, 01/15/28	1,010,680
1,000,000	Whirlpool Corp.
	6.125%, 06/15/30	998,870
500,000	ZF North America Capital, Inc.*
	6.875%, 04/14/28	499,160
		26,512,091
	Consumer Staples (1.7%)
500,000	Brink's Co.*
	6.500%, 06/15/29	512,395
1,000,000	Cintas Corp. No. 2
	4.200%, 05/01/28	999,730
1,000,000	Dollar General Corp.
	4.625%, 11/01/27	1,002,880
300,000	McCormick & Co., Inc.
	0.900%, 02/15/26	294,048
1,000,000	Mondelez International, Inc.
	2.625%, 03/17/27	972,430

See accompanying Notes to Schedule of Investments

1

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,000,000	Performance Food Group, Inc.*
	5.500%, 10/15/27	$999,760
1,000,000	Sysco Corp.
	3.300%, 07/15/26	988,880
1,000,000	United Rentals North America, Inc.
	3.875%, 11/15/27	975,360
		6,745,483
	Energy (3.4%)
500,000	Buckeye Partners LP*
	6.875%, 07/01/29	514,925
1,000,000	Enbridge, Inc.
	5.250%, 04/05/27	1,012,220
500,000	Enterprise Products Operating LLC
	5.050%, 01/10/26	501,195
	EQT Corp.*
500,000	7.500%, 06/01/27	509,070
500,000	6.375%, 04/01/29	515,355
1,000,000	Hess Midstream Operations LP*
	6.500%, 06/01/29	1,030,900
1,000,000	Kinder Morgan, Inc.
	5.100%, 08/01/29	1,018,650
500,000	Oceaneering International, Inc.
	6.000%, 02/01/28	503,600
	ONEOK, Inc.
1,000,000	5.550%, 11/01/26	1,010,720
500,000	4.850%, 07/15/26	500,960
500,000	Parkland Corp.*
	5.875%, 07/15/27	500,875
500,000	Patterson-UTI Energy, Inc.
	3.950%, 02/01/28	484,290
1,000,000	Schlumberger Holdings Corp.*
	5.000%, 05/29/27	1,011,320
1,000,000	South Bow USA Infrastructure Holdings LLC*
	4.911%, 09/01/27	1,003,700
500,000	VOC Escrow Ltd.*
	5.000%, 02/15/28	495,830
810,000	Weatherford International Ltd.*
	8.625%, 04/30/30	833,150
	Williams Cos., Inc.
1,000,000	5.400%, 03/02/26	1,004,710
1,000,000	4.625%, 06/30/30	996,440
		13,447,910
	Financials (18.5%)
1,000,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	4.875%, 04/01/28	1,008,010
1,000,000	African Development Bank
	3.875%, 06/12/28	999,050
1,000,000	Allstate Corp.
	5.050%, 06/24/29	1,021,970
250,000	Ally Financial, Inc.^‡
	5.737%, 05/15/29
	1 day USD SOFR Index + 1.96%	254,670
	American Express Co.‡
1,000,000	5.085%, 01/30/31
	1 day USD SOFR Index + 1.02%	1,021,200
500,000	5.389%, 07/28/27
	1 day USD SOFR + 0.97%	503,985
1,000,000	American Homes 4 Rent LP
	4.950%, 06/15/30	1,007,310
1,000,000	American International Group, Inc.^
	4.850%, 05/07/30	1,014,170
1,000,000	Aon North America, Inc.
	5.125%, 03/01/27	1,010,130
	Arthur J Gallagher & Co.
500,000	4.850%, 12/15/29	504,855
500,000	4.600%, 12/15/27	501,865
1,000,000	Asian Infrastructure Investment Bank
	4.000%, 01/18/28	1,001,940
750,000	Aviation Capital Group LLC*
	1.950%, 09/20/26	726,705
	Avolon Holdings Funding Ltd.*
500,000	6.375%, 05/04/28^	520,205
250,000	5.500%, 01/15/26	250,805
1,000,000	AXIS Specialty Finance PLC
	4.000%, 12/06/27	985,660
	Bank of America Corp.‡
1,000,000	4.979%, 01/24/29
	1 day USD SOFR + 0.83%	1,012,420
250,000	1.658%, 03/11/27
	1 day USD SOFR + 0.91%	245,538
1,000,000	Bank of Montreal^
	5.203%, 02/01/28	1,020,500
1,000,000	Bank of New York Mellon‡
	4.729%, 04/20/29
	1 day USD SOFR + 1.14%	1,010,950
1,000,000	Bank of Nova Scotia^
	5.250%, 06/12/28	1,026,570
500,000	Barclays PLC‡
	5.304%, 08/09/26
	1 yr. CMT + 2.30%	500,010
250,000	BlackRock Funding, Inc.^
	4.600%, 07/26/27	252,005
500,000	Blackstone Private Credit Fund
	4.950%, 09/26/27	498,355
1,250,000	Capital One Financial Corp.
	4.100%, 02/09/27	1,243,612
1,000,000	CBRE Services, Inc.
	4.800%, 06/15/30	1,006,320
250,000	Charles Schwab Corp.
	0.900%, 03/11/26	244,613
1,000,000	Chubb INA Holdings LLC
	4.650%, 08/15/29	1,012,810
1,000,000	Citigroup, Inc.‡
	3.887%, 01/10/28
	3 mo. USD Term SOFR + 1.82%	989,930
1,000,000	CNO Global Funding*
	5.875%, 06/04/27	1,023,130
750,000	Comerica, Inc.‡
	5.982%, 01/30/30
	1 day USD SOFR + 2.16%	771,645
1,000,000	Cooperatieve Rabobank UA*‡
	4.655%, 08/22/28
	1 yr. CMT + 1.75%	1,002,650
1,000,000	Council of Europe Development Bank
	3.750%, 05/25/26	995,660
	Credit Acceptance Corp.*
330,000	9.250%, 12/15/28	349,282
222,000	6.625%, 03/15/30	224,893
1,000,000	Danske Bank AS*‡
	4.298%, 04/01/28
	1 yr. CMT + 1.75%	995,210
1,000,000	Enact Holdings, Inc.
	6.250%, 05/28/29	1,034,290

See accompanying Notes to Schedule of Investments

2

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,000,000	Essent Group Ltd.
	6.250%, 07/01/29	$1,036,980
1,250,000	European Bank for Reconstruction & Development
	0.500%, 11/25/25	1,234,537
1,000,000	European Investment Bank
	3.250%, 11/15/27	984,890
500,000	Federal Realty OP LP
	1.250%, 02/15/26	490,845
1,000,000	Fifth Third Bank NA‡
	4.967%, 01/28/28
	1 day USD SOFR + 0.81%	1,006,550
1,000,000	First Industrial LP
	5.250%, 01/15/31	1,007,500
1,000,000	Fiserv, Inc.
	4.750%, 03/15/30	1,002,910
1,000,000	FNB Corp.‡
	5.722%, 12/11/30
	1 day USD SOFR Index + 1.93%	1,007,630
500,000	GGAM Finance Ltd.*
	8.000%, 06/15/28	528,780
1,000,000	GLP Capital LP/GLP Financing II, Inc.
	5.750%, 06/01/28	1,022,120
500,000	Goldman Sachs BDC, Inc.
	6.375%, 03/11/27	510,180
735,000	HAT Holdings I LLC/HAT Holdings II LLC*
	8.000%, 06/15/27	762,599
500,000	International Finance Corp.
	3.625%, 09/15/25	499,440
	JPMorgan Chase & Co.‡
1,000,000	4.915%, 01/24/29
	1 day USD SOFR + 0.80%	1,011,010
250,000	1.578%, 04/22/27
	1 day USD SOFR + 0.89%	244,655
500,000	KeyBank NA^
	4.150%, 08/08/25	499,935
500,000	KeyCorp^‡
	5.121%, 04/04/31
	1 day USD SOFR Index + 1.23%	505,530
	Kreditanstalt fuer Wiederaufbau
1,000,000	3.750%, 02/15/28	996,380
300,000	1.000%, 10/01/26^	289,356
1,000,000	LPL Holdings, Inc.*
	4.625%, 11/15/27	995,670
1,000,000	M&T Bank Corp.‡
	4.833%, 01/16/29
	1 day USD SOFR + 0.93%	1,006,450
1,000,000	Macquarie Airfinance Holdings Ltd.*
	5.200%, 03/27/28	1,010,010
250,000	Manufacturers & Traders Trust Co.
	4.650%, 01/27/26	249,987
500,000	Metropolitan Life Global Funding I*
	5.000%, 01/06/26	501,125
500,000	Morgan Stanley‡
	5.042%, 07/19/30
	1 day USD SOFR + 1.22%	508,645
500,000	Morgan Stanley Bank NA‡
	4.952%, 01/14/28
	1 day USD SOFR + 1.08%	503,030
1,000,000	Mutual of Omaha Cos Global Funding*
	5.350%, 04/09/27	1,012,810
750,000	Nasdaq, Inc.^
	5.350%, 06/28/28	770,325
500,000	National Bank of Canada
	5.600%, 12/18/28	516,165
1,000,000	National Securities Clearing Corp.*
	4.700%, 05/20/30	1,011,840
500,000	NatWest Markets PLC*^
	1.600%, 09/29/26	483,855
	Nordea Bank Abp*
500,000	4.750%, 09/22/25	500,035
500,000	1.500%, 09/30/26	483,555
1,000,000	Nordic Investment Bank
	0.375%, 09/11/25	995,410
1,000,000	Nuveen LLC*
	5.550%, 01/15/30	1,039,560
1,000,000	Oesterreichische Kontrollbank AG
	3.625%, 09/09/27	992,390
500,000	OneMain Finance Corp.
	3.500%, 01/15/27	488,175
1,000,000	PayPal Holdings, Inc.
	2.650%, 10/01/26	981,150
1,000,000	PNC Bank NA‡
	4.775%, 01/15/27
	1 day USD SOFR + 0.50%	1,000,440
	Pricoa Global Funding I*
935,000	4.200%, 08/28/25	934,776
500,000	1.200%, 09/01/26^	483,250
	Principal Life Global Funding II*
1,000,000	4.950%, 11/27/29	1,012,930
200,000	5.000%, 01/16/27	201,598
1,000,000	Prologis LP
	4.750%, 01/15/31	1,008,090
500,000	Prologis Targeted U.S. Logistics Fund LP*
	5.250%, 04/01/29	512,260
500,000	Radian Group, Inc.^
	6.200%, 05/15/29	519,425
500,000	RLJ Lodging Trust LP*
	3.750%, 07/01/26	492,545
500,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.*
	2.875%, 10/15/26	487,900
	Royal Bank of Canada
750,000	6.000%, 11/01/27	775,822
250,000	0.875%, 01/20/26	245,783
	SBA Tower Trust*
500,000	1.631%, 05/15/51	481,420
250,000	1.840%, 04/15/27	237,792
200,000	1.884%, 07/15/50	197,331
300,000	Skandinaviska Enskilda Banken AB*^
	1.200%, 09/09/26	290,010
500,000	SLM Corp.
	3.125%, 11/02/26	488,720
	State Street Corp.‡
500,000	5.751%, 11/04/26
	1 day USD SOFR + 1.35%	501,390
500,000	4.530%, 02/20/29
	1 day USD SOFR + 1.02%	502,185
500,000	Synovus Bank
	5.625%, 02/15/28	506,370
1,000,000	Toronto-Dominion Bank^
	4.808%, 06/03/30	1,008,810
1,000,000	Toyota Motor Credit Corp.^
	4.625%, 01/12/28	1,008,810

See accompanying Notes to Schedule of Investments

3

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,000,000	Truist Financial Corp.‡
	5.900%, 10/28/26
	1 day USD SOFR + 1.63%	$1,002,710
1,000,000	U.S. Bancorp^‡
	5.100%, 07/23/30
	1 day USD SOFR + 1.25%	1,020,840
		72,406,144
	Health Care (2.9%)
1,000,000	Agilent Technologies, Inc.
	2.750%, 09/15/29	934,570
250,000	Bristol-Myers Squibb Co.
	4.900%, 02/22/27	252,560
1,000,000	Cardinal Health, Inc.
	5.000%, 11/15/29	1,015,730
1,000,000	CVS Health Corp.
	5.000%, 02/20/26	1,001,370
1,000,000	Elevance Health, Inc.
	4.101%, 03/01/28	992,510
1,000,000	Gilead Sciences, Inc.
	1.200%, 10/01/27	936,620
1,000,000	Illumina, Inc.
	5.800%, 12/12/25	1,004,170
1,000,000	IQVIA, Inc.
	5.700%, 05/15/28	1,024,910
500,000	Laboratory Corp. of America Holdings
	2.950%, 12/01/29	468,540
	McKesson Corp.
1,000,000	4.650%, 05/30/30^	1,006,040
1,000,000	0.900%, 12/03/25	987,580
295,000	Teva Pharmaceutical Finance Netherlands III BV
	3.150%, 10/01/26	289,038
1,000,000	Thermo Fisher Scientific, Inc.^
	5.000%, 01/31/29	1,023,590
500,000	UnitedHealth Group, Inc.
	5.250%, 02/15/28	511,095
		11,448,323
	Industrials (7.6%)
500,000	AAR Escrow Issuer LLC*
	6.750%, 03/15/29	513,530
1,000,000	AGCO Corp.
	5.450%, 03/21/27	1,010,170
500,000	Air Lease Corp.
	2.200%, 01/15/27	484,030
1,000,000	Amphenol Corp.
	5.050%, 04/05/27	1,011,760
1,000,000	Amrize Finance U.S. LLC*
	4.700%, 04/07/28	1,005,660
466,000	Berry Global, Inc.*
	4.875%, 07/15/26	465,874
1,000,000	Canadian Pacific Railway Co.
	4.000%, 06/01/28	990,680
500,000	Cascades, Inc./Cascades USA, Inc.*
	6.750%, 07/15/30	499,570
500,000	Clean Harbors, Inc.*
	4.875%, 07/15/27	496,345
1,000,000	CNH Industrial Capital LLC
	4.500%, 10/08/27	998,810
1,100,000	CRH SMW Finance DAC
	5.125%, 01/09/30	1,122,704
974,432	Delta Air Lines Pass-Through Trust Series 2020-1, Class AA
	2.000%, 12/10/29	923,450
83,333	Delta Air Lines, Inc./SkyMiles IP Ltd.*
	4.500%, 10/20/25	83,286
1,100,000	Eaton Capital ULC
	4.450%, 05/09/30	1,100,165
250,000	GATX Corp.
	5.400%, 03/15/27	252,905
500,000	Graphic Packaging International LLC*
	1.512%, 04/15/26	487,810
500,000	GXO Logistics, Inc.
	1.650%, 07/15/26	486,030
500,000	Harley-Davidson Financial Services, Inc.*^
	6.500%, 03/10/28	517,330
500,000	Herc Holdings, Inc.*^
	6.625%, 06/15/29	512,280
1,000,000	Ingersoll Rand, Inc.^
	5.400%, 08/14/28	1,026,010
500,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA
	5.500%, 04/19/29	517,725
1,000,000	Lennox International, Inc.
	5.500%, 09/15/28	1,027,310
1,000,000	Mohawk Industries, Inc.
	5.850%, 09/18/28	1,037,600
1,000,000	Nordson Corp.
	5.600%, 09/15/28	1,029,350
1,000,000	Owens Corning
	5.500%, 06/15/27	1,017,450
1,000,000	Parker-Hannifin Corp.^
	4.250%, 09/15/27	999,070
1,000,000	Paychex, Inc.
	5.100%, 04/15/30	1,022,040
1,000,000	Penske Truck Leasing Co. LP/PTL Finance Corp.*
	5.250%, 02/01/30	1,020,760
1,000,000	Ryder System, Inc.
	5.650%, 03/01/28	1,030,000
250,000	Sealed Air Corp.*
	4.000%, 12/01/27	242,917
389,000	Sealed Air Corp./Sealed Air Corp. U.S.*
	6.125%, 02/01/28	392,995
500,000	Sensata Technologies BV*
	4.000%, 04/15/29	475,820
	SMBC Aviation Capital Finance DAC*
500,000	5.100%, 04/01/30^	506,200
500,000	1.900%, 10/15/26	483,540
500,000	TransDigm, Inc.*
	6.375%, 03/01/29	512,110
1,000,000	Tyco Electronics Group SA
	4.500%, 02/13/26	999,440
357,698	United Airlines Pass-Through Trust Series 2018-1, Class B
	4.600%, 09/01/27	352,454
567,851	United Airlines Pass-Through Trust Series 2019-1, Class A
	4.550%, 02/25/33	532,105
525,618	United Airlines Pass-Through Trust Series 2019-2, Class A
	2.900%, 11/01/29	492,762

See accompanying Notes to Schedule of Investments

4

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,000,000	Veralto Corp.
	5.500%, 09/18/26	$1,009,590
500,000	WESCO Distribution, Inc.*
	6.375%, 03/15/29	513,290
500,000	Williams Scotsman, Inc.*
	6.625%, 06/15/29	513,350
		29,716,277
	Information Technology (4.7%)
1,000,000	Accenture Capital, Inc.
	4.050%, 10/04/29	989,140
1,000,000	Applied Materials, Inc.
	4.800%, 06/15/29	1,019,110
1,000,000	Booz Allen Hamilton, Inc.*
	3.875%, 09/01/28	970,170
715,000	Broadridge Financial Solutions, Inc.
	3.400%, 06/27/26	708,129
1,000,000	Cadence Design Systems, Inc.
	4.200%, 09/10/27	999,400
500,000	CDW LLC/CDW Finance Corp.
	3.250%, 02/15/29	474,490
500,000	CGI, Inc.
	1.450%, 09/14/26	483,160
1,000,000	Dell International LLC/EMC Corp.
	4.750%, 04/01/28	1,008,400
500,000	Fortinet, Inc.
	1.000%, 03/15/26	489,130
1,000,000	Hewlett Packard Enterprise Co.^
	4.400%, 09/25/27	1,000,040
500,000	HP, Inc.
	1.450%, 06/17/26	486,610
505,000	International Business Machines Corp.^
	4.500%, 02/06/26	505,101
1,000,000	Intuit, Inc.^
	5.250%, 09/15/26	1,009,530
1,000,000	Keysight Technologies, Inc.
	3.000%, 10/30/29	937,730
1,000,000	Mercedes-Benz Finance North America LLC*
	5.375%, 11/26/25	1,001,890
1,000,000	NVIDIA Corp.
	1.550%, 06/15/28	933,720
500,000	Open Text Corp.*
	6.900%, 12/01/27	516,455
	Oracle Corp.
1,000,000	2.650%, 07/15/26	982,320
500,000	4.800%, 08/03/28	505,560
500,000	Roper Technologies, Inc.^
	4.200%, 09/15/28	496,455
1,000,000	Synopsys, Inc.^
	4.850%, 04/01/30	1,011,700
500,000	Take-Two Interactive Software, Inc.
	5.000%, 03/28/26	501,150
	Texas Instruments, Inc.
500,000	4.600%, 02/15/28	505,765
250,000	1.125%, 09/15/26^	241,735
500,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	463,770
		18,240,660
	Materials (0.7%)
500,000	Alcoa Nederland Holding BV*
	5.500%, 12/15/27	494,990
410,000	Ball Corp.
	6.875%, 03/15/28	418,848
637,000	Celanese U.S. Holdings LLC
	6.665%, 07/15/27	654,002
250,000	Genuine Parts Co.
	4.950%, 08/15/29	253,107
	Sherwin-Williams Co.
500,000	3.450%, 06/01/27	491,270
200,000	4.250%, 08/08/25	200,064
		2,512,281
	Other (1.8%)
500,000	Alumina Pty. Ltd.*
	6.125%, 03/15/30	506,325
2,000,000	Asian Development Bank
	2.750%, 01/19/28	1,945,700
1,000,000	Element Fleet Management Corp.*
	5.037%, 03/25/30	1,009,460
1,000,000	Federation des Caisses Desjardins du Quebec*
	4.400%, 08/23/25	999,820
500,000	Gen Digital, Inc.*
	6.750%, 09/30/27	508,990
500,000	JB Hunt Transport Services, Inc.
	4.900%, 03/15/30	507,045
500,000	Nissan Motor Acceptance Co. LLC*^
	7.050%, 09/15/28	515,220
1,000,000	VICI Properties LP
	4.750%, 04/01/28	1,006,490
		6,999,050
	Real Estate (2.4%)
1,000,000	American Tower Corp.
	1.600%, 04/15/26	979,200
1,000,000	Boston Properties LP
	6.750%, 12/01/27	1,045,840
1,000,000	Brixmor Operating Partnership LP
	4.125%, 06/15/26	996,650
1,000,000	Camden Property Trust
	5.850%, 11/03/26	1,015,320
1,000,000	Crown Castle, Inc.
	4.450%, 02/15/26	998,440
500,000	Equinix, Inc.
	1.000%, 09/15/25	497,765
750,000	Global Net Lease, Inc./Global Net Lease Operating Partnership LP*
	3.750%, 12/15/27	716,827
1,000,000	Public Storage Operating Co.^
	5.125%, 01/15/29	1,025,920
1,000,000	Realty Income Corp.
	5.050%, 01/13/26	999,510
500,000	Simon Property Group LP
	1.375%, 01/15/27	478,785
500,000	Weyerhaeuser Co.
	4.750%, 05/15/26	500,600
		9,254,857
	Special Purpose Acquisition Companies (0.5%)
	New York Life Global Funding*
1,000,000	4.150%, 07/25/28	997,350
1,000,000	3.600%, 08/05/25	1,000,000
		1,997,350

See accompanying Notes to Schedule of Investments

5

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Utilities (2.8%)
250,000	AES Corp.
	1.375%, 01/15/26	$246,085
1,000,000	Alliant Energy Finance LLC*
	5.400%, 06/06/27	1,008,420
1,000,000	CMS Energy Corp.
	3.600%, 11/15/25	996,680
1,000,000	Duke Energy Carolinas LLC
	4.850%, 03/15/30	1,017,920
300,000	Entergy Corp.
	0.900%, 09/15/25	298,626
500,000	Entergy Texas, Inc.
	1.500%, 09/01/26	480,160
	National Rural Utilities Cooperative Finance Corp.
1,000,000	5.450%, 10/30/25	1,002,420
500,000	4.120%, 09/16/27	498,390
1,000,000	NextEra Energy Capital Holdings, Inc.
	4.850%, 02/04/28	1,010,880
1,000,000	Niagara Mohawk Power Corp.*
	4.647%, 10/03/30	993,980
1,000,000	NiSource, Inc.
	5.200%, 07/01/29	1,023,980
1,000,000	NSTAR Electric Co.
	3.200%, 05/15/27	981,370
25,000	PPL Capital Funding, Inc.‡
	7.222%, 03/30/67
	3 mo. USD Term SOFR + 2.93%	24,863
1,000,000	Sempra
	3.400%, 02/01/28	973,240
500,000	WEC Energy Group, Inc.^
	5.000%, 09/27/25	500,280
		11,057,294
	Total Corporate Bonds
	(Cost $217,084,377)	219,066,666

U.S. Government and Agency Securities (5.5%)
1,000,000	Farm Credit Bank of Texas*‡
	5.700%, 09/15/25	1,000,753
	U.S. Treasury Notes
12,015,000	4.250%, 02/28/29	12,154,393
5,000,000	4.250%, 01/31/30	5,063,476
3,000,000	3.500%, 09/30/29	2,951,250
450,000	4.125%, 07/31/28	453,094

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
	(Cost $21,341,666)	21,622,966

Sovereign Bonds (1.6%)
1,000,000	Development Bank of Japan, Inc.*
	5.125%, 09/01/26	1,008,539
	Export Development Canada
1,000,000	3.375%, 08/26/25	999,263
500,000	3.875%, 02/14/28	499,246
1,000,000	Japan Bank for International Cooperation
	4.250%, 04/27/26	998,541
	Kommunalbanken AS*
500,000	0.500%, 01/13/26^	491,249
200,000	4.500%, 09/01/28	202,881
1,000,000	Kommuninvest I Sverige AB*
	4.250%, 12/10/25	998,979
1,000,000	Svensk Exportkredit AB
	4.125%, 06/14/28	1,003,027

	Total Sovereign Bonds
	(Cost $6,193,801)	6,201,725

Bank Loans (8.2%) ¡
	Airlines (0.3%)
987,500	Air Canada‡
	6.353%, 03/21/31
	1 mo. USD Term SOFR + 2.00%	988,734

	Communication Services (0.6%)
855,764	APi Group DE, Inc.‡
	6.106%, 01/03/29
	1 mo. USD Term SOFR + 1.75%	856,063
497,500	Charter Communications Operating LLC‡
	6.541%, 12/15/31
	3 mo. USD Term SOFR + 2.25%	498,060
173,460	DirecTV Financing LLC‡
	9.570%, 08/02/27
	3 mo. USD Term SOFR + 5.00%	174,175
993,744	TripAdvisor, Inc.‡
	7.106%, 07/08/31
	1 mo. USD Term SOFR + 2.75%	986,291
		2,514,589
	Consumer Discretionary (2.0%)
1,031,612	Adient U.S. LLC‡
	6.606%, 01/31/31
	1 mo. USD Term SOFR + 2.25%	1,036,527
615,926	American Axle & Manufacturing, Inc.‡
	7.346%, 12/13/29
	1 mo. USD Term SOFR + 3.00%	616,314
344,074	American Axle & Manufacturing, Inc.‡
	7.053%, 12/13/29
	6 mo. USD Term SOFR + 3.00%	344,291
995,000	Life Time Fitness, Inc.‡
	6.577%, 11/05/31
	1 mo. USD Term SOFR + 2.25%	998,338
990,019	Light & Wonder International, Inc.‡
	6.593%, 04/14/29
	1 mo. USD Term SOFR + 2.25%	993,484
1,150,000	Murphy USA, Inc.‡
	6.079%, 04/07/32
	1 mo. USD Term SOFR + 1.75%	1,161,500
482,456	PetSmart, Inc.‡
	8.206%, 02/11/28
	1 mo. USD Term SOFR + 3.75%	482,155
994,987	Raising Cane's Restaurants LLC‡
	6.356%, 09/18/31
	1 mo. USD Term SOFR + 2.00%	997,166
990,000	Six Flags Entertainment Corp.‡
	6.356%, 05/01/31
	1 mo. USD Term SOFR + 2.00%	990,827
206,972	SkyMiles IP Ltd.‡
	8.076%, 10/20/27
	3 mo. USD Term SOFR + 3.75%	208,279
		7,828,881

See accompanying Notes to Schedule of Investments

6

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Consumer Staples (0.5%)
1,000,000	Avis Budget Car Rental LLC‡
	6.856%, 07/16/32
	1 mo. USD Term SOFR + 2.50%	$996,720
995,161	Organon & Co.‡
	6.599%, 05/19/31
	1 mo. USD Term SOFR + 2.25%	962,406
		1,959,126
	Energy (0.2%)
982,430	Par Petroleum LLC‡
	8.029%, 02/28/30
	3 mo. USD Term SOFR + 3.75%	982,941

	Financials (0.4%)
987,345	Iron Mountain, Inc.‡
	6.356%, 01/31/31
	1 mo. USD Term SOFR + 2.00%	988,786
622,069	Jazz Financing Lux SARL‡
	6.606%, 05/05/28
	1 mo. USD Term SOFR + 2.25%	625,229
		1,614,015
	Health Care (0.7%)
19,995	Avantor Funding, Inc.‡
	6.456%, 11/08/27
	1 mo. USD Term SOFR + 2.00%	20,115
957,726	DaVita, Inc.‡
	6.106%, 05/09/31
	1 mo. USD Term SOFR + 1.75%	960,206
589,572	Elanco Animal Health, Inc.‡
	6.179%, 08/01/27
	1 mo. USD Term SOFR + 1.75%	589,699
990,013	Medline Borrower LP‡
	6.606%, 10/23/28
	1 mo. USD Term SOFR + 2.25%	992,008
		2,562,028
	Industrials (1.1%)
304,736	American Airlines, Inc.‡
	6.576%, 04/20/28
	3 mo. USD Term SOFR + 2.25%	303,898
250,000	Herc Holdings, Inc.‡
	6.322%, 06/02/32
	1 mo. USD Term SOFR + 2.00%	251,355
691,103	JELD-WEN, Inc.‡
	6.471%, 07/28/28
	1 mo. USD Term SOFR + 2.00%	656,054
997,500	Novelis Corp.‡
	6.296%, 03/11/32
	3 mo. USD Term SOFR + 2.00%	1,002,074
997,500	Quikrete Holdings, Inc.‡
	6.606%, 02/10/32
	1 mo. USD Term SOFR + 2.25%	997,874
982,600	Vertiv Group Corp.‡
	6.072%, 03/02/27
	1 mo. USD Term SOFR + 1.75%	983,086
		4,194,341
	Information Technology (1.3%)
938,553	Coherent Corp.‡
	6.356%, 07/02/29
	1 mo. USD Term SOFR + 2.00%	942,307
987,500	KBR, Inc.‡
	6.356%, 01/17/31
	1 mo. USD Term SOFR + 2.00%	989,968
491,930	Open Text Corp.‡
	6.106%, 01/31/30
	1 mo. USD Term SOFR + 1.75%	492,668
824,651	SS&C Technologies, Inc.‡
	6.356%, 05/09/31
	1 mo. USD Term SOFR + 2.00%	828,390
859,362	TTM Technologies, Inc.‡
	6.579%, 05/30/30
	1 mo. USD Term SOFR + 2.25%	862,585
975,193	ZoomInfo LLC‡
	6.106%, 02/28/30
	1 mo. USD Term SOFR + 1.75%	973,521
		5,089,439
	Materials (0.6%)
1,068,277	Axalta Coating Systems U.S. Holdings, Inc.‡
	6.046%, 12/20/29
	3 mo. USD Term SOFR + 1.75%	1,073,004
979,606	Chemours Co.‡
	7.356%, 08/18/28
	1 mo. USD Term SOFR + 3.00%	980,831
334,163	Knife River HoldCo‡
	6.310%, 03/08/32
	3 mo. USD Term SOFR + 2.00%	335,833
		2,389,668
	Other (0.5%)
997,500	DK Crown Holdings, Inc.‡
	6.078%, 03/04/32
	1 mo. USD Term SOFR + 1.75%	997,605
1,000,000	Stonepeak Nile Parent LLC‡
	7.079%, 04/09/32
	3 mo. USD Term SOFR + 2.75%	1,003,500
		2,001,105
	Total Bank Loans
	(Cost $32,130,976)	32,124,867

Asset Backed Securities (21.1%)
	Communication Services (0.3%)
197,395	T-Mobile U.S. Trust Series 2022-1A, Class A*
	4.910%, 05/22/28	197,503
1,000,000	T-Mobile U.S. Trust Series 2024-2A, Class A*
	4.250%, 05/21/29	998,159
		1,195,662
	Consumer Discretionary (0.7%)
1,500,000	Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A*
	5.440%, 02/22/28	1,515,522
1,071,007	Octane Receivables Trust Series 2024-2A, Class A2*
	5.800%, 07/20/32	1,077,610
		2,593,132

See accompanying Notes to Schedule of Investments

7

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Financials (7.9%)
2,000,000	American Express Credit Account Master Trust Series 2024-2, Class A
	5.240%, 04/15/31	$2,068,026
1,126,000	Bank of America Auto Trust Series 2023-2A, Class A4*
	5.660%, 11/15/29	1,144,477
237,882	Capital One Prime Auto Receivables Trust Series 2022-1, Class A3
	3.170%, 04/15/27	236,889
227,099	Commonbond Student Loan Trust Series 2017-BGS, Class A1*
	2.680%, 09/25/42	213,194
82,445	Commonbond Student Loan Trust Series 2018-CGS, Class A1*
	3.870%, 02/25/46	79,511
295,329	Commonbond Student Loan Trust Series 2019-AGS, Class A1*
	2.540%, 01/25/47	269,891
467,328	Commonbond Student Loan Trust Series 2021-BGS, Class A*
	1.170%, 09/25/51	407,234
2,000,000	Credit Acceptance Auto Loan Trust Series 2024-1A, Class A*
	5.680%, 03/15/34	2,018,903
1,000,000	Dell Equipment Finance Trust Series 2024-2, Class B*
	4.820%, 08/22/30	1,001,615
609,217	ELFI Graduate Loan Program LLC Series 2021-A, Class A*
	1.530%, 12/26/46	539,450
844,347	ELFI Graduate Loan Program LLC Series 2022-A, Class A*
	4.510%, 08/26/47	826,380
134,886	Enterprise Fleet Financing LLC Series 2022-4, Class A2*
	5.760%, 10/22/29	135,367
1,500,000	Enterprise Fleet Financing LLC Series 2024-2, Class A3*
	5.610%, 04/20/28	1,523,218
1,000,000	Kubota Credit Owner Trust Series 2023-2A, Class A3*
	5.280%, 01/18/28	1,006,407
88,932	MMAF Equipment Finance LLC Series 2017-B, Class A5*
	2.720%, 06/15/40	88,781
2,000,000	MMAF Equipment Finance LLC Series 2023-A, Class A3*
	5.540%, 12/13/29	2,026,912
846,903	Navient Private Education Refi Loan Trust Series 2020-BA, Class A2*
	2.120%, 01/15/69	803,519
68,270	OneMain Direct Auto Receivables Trust Series 2021-1A, Class A*
	0.870%, 07/14/28	67,945
777,000	OneMain Direct Auto Receivables Trust Series 2021-1A, Class B*
	1.260%, 07/14/28	760,766
324,048	Oscar U.S. Funding XII LLC Series 2021-1A, Class A4*
	1.000%, 04/10/28	321,054
1,000,000	Oscar U.S. Funding XVII LLC Series 2024-2A, Class A3*
	4.470%, 03/12/29	996,578
240,624	Pawnee Equipment Receivables LLC Series 2022-1, Class A3*
	5.170%, 02/15/28	240,698
611,217	PenFed Auto Receivables Owner Trust Series 2022-A, Class A4*
	4.180%, 12/15/28	610,835
1,394,095	Porsche Financial Auto Securitization Trust Series 2023-2A, Class A3*
	5.790%, 01/22/29	1,403,435
792,000	Progress Residential Trust Series 2021-SFR5, Class B*
	1.658%, 07/17/38	773,416
2,000,000	SCCU Auto Receivables Trust Series 2023-1A, Class B*
	6.080%, 11/15/29	2,050,355
2,160,000	SoFi Consumer Loan Program Trust Series 2025-1, Class B*
	5.120%, 02/27/34	2,170,547
305,749	SoFi Professional Loan Program LLC Series 2018-D, Class A2FX*
	3.600%, 02/25/48	302,619
745,130	SoFi Professional Loan Program LLC Series 2020-C, Class AFX*
	1.950%, 02/15/46	700,083
2,000,000	Tesla Auto Lease Trust Series 2024-B, Class A3*
	4.820%, 10/20/27	2,005,034
2,000,000	Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A*
	4.930%, 06/25/36	2,033,399
1,000,000	Volvo Financial Equipment LLC Series 2024-1A, Class A3*
	4.290%, 10/16/28	998,416
1,090,000	Volvo Financial Equipment LLC Series 2024-1A, Class A4*
	4.290%, 07/15/31	1,086,639
		30,911,593
	Other (12.2%)
2,000,000	Aligned Data Centers Issuer LLC Series 2021-1A, Class A2*
	1.937%, 08/15/46	1,934,392
2,000,000	Alloya Auto Receivables Trust Series 2025-1A, Class A3*
	4.690%, 12/26/28	2,003,380
500,000	American Express Credit Account Master Trust Series 2023-2, Class A
	4.800%, 05/15/30	507,895
118,313	Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2*
	5.300%, 06/21/28	118,483
1,562,321	Amur Equipment Finance Receivables XIII LLC Series 2024-1A, Class A2*
	5.380%, 01/21/31	1,574,280
1,000,000	CCG Receivables Trust Series 2023-1, Class B*
	5.990%, 09/16/30	1,012,032

See accompanying Notes to Schedule of Investments

8

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,000,000	CCG Receivables Trust Series 2023-1, Class C*
	6.280%, 09/16/30	$1,013,242
950,000	CLI Funding VI LLC Series 2020-3A, Class A*
	2.070%, 10/18/45	882,859
2,400,000	CNH Equipment Trust Series 2024-B, Class A3
	5.190%, 09/17/29	2,429,318
2,000,000	Compass Datacenters Issuer II LLC Series 2024-1A, Class A1*
	5.250%, 02/25/49	2,009,533
2,000,000	CyrusOne Data Centers Issuer I LLC Series 2023-2A, Class A2*
	5.560%, 11/20/48	2,011,470
2,000,000	DLLAA LLC Series 2025-1A, Class A3*
	4.950%, 09/20/29	2,023,429
1,643,938	DLLAD LLC Series 2023-1A, Class A3*
	4.790%, 01/20/28	1,647,094
1,458,750	Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I*
	2.662%, 04/25/51	1,353,552
2,000,000	Ford Credit Auto Owner Trust Series 2024-1, Class A***
	4.870%, 08/15/36	2,031,294
1,000,000	Ford Credit Floorplan Master Owner Trust A Series 2025-1, Class B
	4.840%, 04/15/30	1,004,195
2,000,000	GMF Floorplan Owner Revolving Trust Series 2024-4A, Class A1*
	4.730%, 11/15/29	2,014,624
2,000,000	GreatAmerica Leasing Receivables Funding LLC Series 2025-1, Class A3*
	4.490%, 04/16/29	2,005,048
1,000,000	HPEFS Equipment Trust Series 2024-1A, Class B*
	5.180%, 05/20/31	1,003,978
1,000,000	HPEFS Equipment Trust Series 2024-1A, Class D*
	5.820%, 11/20/31	1,011,595
736,908	Kubota Credit Owner Trust Series 2023-1A, Class A3*
	5.020%, 06/15/27	738,503
1,500,000	NextGear Floorplan Master Owner Trust Series 2023-1A, Class A2*
	5.740%, 03/15/28	1,509,665
728,912	NMEF Funding LLC Series 2024-A, Class A2*
	5.150%, 12/15/31	731,977
4,100	OCCU Auto Receivables Trust Series 2023-1A, Class A2*
	6.230%, 04/15/27	4,100
2,000,000	PEAC Solutions Receivables LLC Series 2025-1A, Class A2*
	4.940%, 10/20/28	2,008,303
1,228,906	Post Road Equipment Finance LLC Series 2024-1A, Class A2*
	5.590%, 11/15/29	1,234,572
198,223	SCF Equipment Leasing LLC Series 2022-1A, Class A3*
	2.920%, 07/20/29	197,795
967,165	SCF Equipment Leasing LLC Series 2023-1A, Class A3*
	6.170%, 05/20/32	975,454
987,917	SVC ABS LLC Series 2023-1A, Class A*
	5.150%, 02/20/53	976,229
2,000,000	USAA Auto Owner Trust Series 2024-A, Class A3*
	5.030%, 03/15/29	2,013,039
1,000,000	Vantage Data Centers Issuer LLC Series 2021-1A, Class A2*
	2.165%, 10/15/46	963,445
1,000,000	Vantage Data Centers Issuer LLC Series 2024-1A, Class A2*
	5.100%, 09/15/54	989,471
1,290,627	Veridian Auto Receivables Trust Series 2023-1A, Class A3*
	5.560%, 03/15/28	1,295,276
1,000,000	Verizon Master Trust Series 2023-1, Class A
	4.490%, 01/22/29	1,000,014
1,000,000	Verizon Master Trust Series 2023-6, Class A*
	5.350%, 09/22/31	1,029,752
2,000,000	Wheels Fleet Lease Funding 1 LLC Series 2025-2A, Class A1*
	4.410%, 05/18/40	1,995,613
450,026	World Omni Auto Receivables Trust Series 2022-B, Class A3
	3.250%, 07/15/27	448,719
		47,703,620
	Utilities (0.0%)
73,988	Harley-Davidson Motorcycle Trust Series 2022-A, Class A3
	3.060%, 02/15/27	73,932

	Total Asset Backed Securities
	(Cost $82,502,305)	82,477,939

Municipal Obligations (3.5%)
	Consumer Discretionary (0.2%)
300,000	Washington State Housing Finance Commission
	5.345%, 12/01/27	306,140
200,000	Washington State Housing Finance Commission
	5.285%, 06/01/27	203,065
		509,205
	Other (3.2%)
100,000	Alaska Housing Finance Corp.
	4.808%, 06/01/27	100,930
250,000	City of Carmel IN Waterworks Revenue
	4.966%, 05/01/28	253,953
280,000	City of Mishawaka IN
	4.680%, 02/15/26	280,407
205,000	City of Mishawaka IN
	4.700%, 08/15/26	205,814
120,000	City of Omaha NE
	0.983%, 04/15/26	117,231

See accompanying Notes to Schedule of Investments

9

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
465,000	Colorado Housing & Finance Authority
	5.402%, 05/01/27	$470,398
460,000	Colorado Housing & Finance Authority
	5.452%, 11/01/27	467,182
400,000	Colorado Housing & Finance Authority
	4.390%, 11/01/29	401,030
300,000	Colorado Housing & Finance Authority
	1.650%, 11/01/25	297,877
1,000,000	Connecticut Housing Finance Authority
	4.771%, 05/15/30	1,004,158
895,000	Connecticut Housing Finance Authority
	0.974%, 11/15/25	885,193
250,000	Corona-Norco Unified School District
	1.000%, 09/01/25	249,249
135,000	East Montgomery County Improvement District Sales Tax Revenue
	1.550%, 08/15/26	131,196
175,000	Encinitas Public Financing Authority
	1.020%, 10/01/25	173,991
415,000	Florida Housing Finance Corp.
	5.077%, 07/01/26	415,390
205,000	Florida Housing Finance Corp.
	5.086%, 01/01/27	205,386
185,000	Florida Housing Finance Corp.
	5.136%, 07/01/27	185,631
235,000	Idaho Housing & Finance Association
	4.418%, 01/01/30	234,608
200,000	Idaho Housing & Finance Association
	4.398%, 07/01/29	199,658
115,000	Idaho Housing & Finance Association
	4.478%, 07/01/30	114,818
250,000	Indiana Housing & Community Development Authority
	5.065%, 01/01/27	252,065
175,000	Indiana Housing & Community Development Authority
	5.095%, 07/01/26	175,956
160,000	Indiana Housing & Community Development Authority
	5.095%, 01/01/26	160,326
505,000	Iowa Finance Authority
	5.502%, 07/01/28	518,781
350,000	Iowa Finance Authority
	5.412%, 07/01/27	355,953
700,000	Metropolitan Washington Airports Authority Dulles Toll Road Revenue
	1.737%, 10/01/25	696,899
280,000	Minnesota Housing Finance Agency
	5.113%, 01/01/26	280,308
450,000	Nevada Housing Division
	5.268%, 04/01/27	456,808
435,000	Nevada Housing Division
	5.338%, 10/01/27	444,084
250,000	Nevada Housing Division
	5.251%, 10/01/26	252,604
385,000	New York City Transitional Finance Authority
	1.250%, 05/01/26	376,640
5,000	New York City Transitional Finance Authority
	1.250%, 05/01/26	4,883
390,000	New York City Transitional Finance Authority Future Tax Secured Revenue
	3.430%, 08/01/26	386,766
255,000	New York State Dormitory Authority
	2.438%, 02/15/26	252,333
155,000	State of Hawaii
	1.033%, 08/01/25	155,000
125,000	Utah Housing Corp.
	4.627%, 07/01/29	125,105
145,000	Victor Valley Community College District
	2.878%, 08/01/26	142,854
300,000	West Virginia Housing Development Fund
	4.510%, 05/01/30	300,303
200,000	West Virginia Housing Development Fund
	4.560%, 11/01/30	200,232
170,000	Westminster Public Schools
	0.906%, 12/01/26	162,761
125,000	Wichita Falls 4B Sales Tax Corp.
	1.049%, 09/01/25	124,644
115,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue
	4.518%, 03/01/29	115,185
100,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue
	4.568%, 09/01/29	100,212
		12,434,802
	Utilities (0.1%)
505,000	Augusta GA Water & Sewer Revenue
	4.300%, 10/01/26	504,025

	Total Municipal Obligations
	(Cost $13,374,796)	13,448,032

Residential Mortgage Backed Securities (1.2%)
478,222	Bank Series 2019-BN16, Class A2
	3.933%, 02/15/52	473,941
2,652,255	GS Mortgage Securities Corp. Trust Series 2023-SHIP, Class A*‡
	4.322%, 09/10/38	2,636,829
1,252,016	GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ4, Class A8*‡
	2.500%, 09/25/51	1,110,840

See accompanying Notes to Schedule of Investments

10

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
495,497	GS Mortgage-Backed Securities Trust Series 2021-PJ11, Class A8*‡
	2.500%, 04/25/52	$437,191

	Total Residential Mortgage Backed Securities
	(Cost $4,842,819)	4,658,801

NUMBER OF
SHARES/
PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.8%)
10,838,615	State Street Navigator Securities Lending Government Money Market Portfolio, 4.325%†***
	(Cost $10,838,615)	$10,838,615
	TOTAL INVESTMENTS (99.9%)
	(Cost $388,309,355)	390,439,611

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.8%)		(10,838,615)

OTHER ASSETS, LESS LIABILITIES (2.9%)		11,368,659

NET ASSETS (100.0%)		$390,969,655

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2025.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2025.
***	The rate disclosed is the 7 day net yield as of July 31, 2025.

FUTURES CONTRACTS

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys 200	U.S. Treasury Note 5-Year	Sep 2025	$21,634,375	$63,579

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$219,066,666	$—	$219,066,666
U.S. Government and Agency Securities	—	21,622,966	—	21,622,966
Sovereign Bonds	—	6,201,725	—	6,201,725
Bank Loans	—	32,124,867	—	32,124,867
Asset Backed Securities	—	82,477,939	—	82,477,939
Municipal Obligations	—	13,448,032	—	13,448,032
Residential Mortgage Backed Securities	—	4,658,801	—	4,658,801
Investment of Cash Collateral For Securities Loaned	—	10,838,615	—	10,838,615
Futures Contracts	63,579	—	—	63,579
Total	$63,579	$390,439,611	$—	$390,503,190

See accompanying Notes to Schedule of Investments

11

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of twenty series, Market Neutral Income Fund, Hedged Equity Fund, Phineus Long/Short Fund, Merger Arbitrage Fund, Convertible Fund, Global Convertible Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth Fund, Growth and Income Fund, Dividend Growth Fund, Select Fund , International Growth Fund, Evolving World Growth Fund, Global Equity Fund, Global Opportunities Fund, International Small Cap Growth Fund, Total Return Bond Fund, High Income Opportunities Fund, and Short-Term Bond Fund (each a "Fund" and collectively the "Funds"). The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Trust currently offers Class A, Class C (except Timpani SMID Growth Fund and Short-Term Bond Fund), and Class I shares of each of the Funds. Class R6 shares are offered in Market Neutral Income Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth and Income Fund, International Growth Fund, Global Equity Fund, and International Small Cap Growth Fund only.

Significant Accounting Policies. The Schedules of Investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Funds are each considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Funds:

Fund Valuation. The Trust's Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Trust, have designated Calamos Advisors LLC ("Calamos Advisors", or the "Advisor") to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As "valuation designee" the Calamos Advisors has adopted procedures to guide the determination of the net asset value ("NAV") on any day on which a Fund's NAVs are determined. The valuation of the Funds’ investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the Advisor's pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of July 31, 2025, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, a Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, a Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 3 – Fair Value Measurements

Various inputs are used to determine the value of each Fund's investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including each Fund's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of each Fund's investments. The summary of the inputs used in valuing each Fund's holdings are available after each Fund's Portfolio.